UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
June 30, 2016

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Conservative Allocation Fund	4
Franklin Moderate Allocation Fund	11
Franklin Growth Allocation Fund	18
Financial Highlights and Statements of Investments	25
Financial Statements	43
Notes to Financial Statements	48
Shareholder Information	60

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy expanded during the six months under review. An improvement in commodity prices including a rally in crude oil prices, accommodative monetary policy from various global central banks, finalization of the new debt deal for Greece and encouraging Chinese trade data toward period-end boosted market sentiment. However, global equity market volatility increased after the U.S. Federal Reserve’s (Fed’s) June decision to keep its federal funds target range unchanged, while providing a cautious stance on further interest rate hikes. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (EU), also known as the “Brexit,” contributed to volatile global stock markets.

Oil prices fell at the beginning of the review period, largely due to strong global supply, but recovered in the period’s second half amid oilfield outages and continued demand growth. Meanwhile, commodity prices increased for most of the review period as oversupply for a host of commodities shrank and the market appeared to be on the path of rebalancing after hitting a glut-induced bottom earlier in the year. Gold prices continued to rise following the Brexit referendum as some investors turned to safe haven investing. The U.S. dollar generally depreciated against most currencies during the period, which increased returns of many foreign assets in U.S. dollar terms. In this environment, global developed market stocks overall, as measured by the MSCI World Index, rose slightly during the period.

The U.S. economy grew moderately, as measured by gross domestic product (GDP) in 2016’s first and second quarters, driven by consumer spending and exports. A decline in private inventory investment and nonresidential fixed investment contributed to the moderation. The Fed maintained its target interest rate during the review period after raising it for the first time in nine years at its December meeting. The Fed kept its target rate unchanged in its June meeting mainly due to a substantial slowdown in job additions toward period-end. The Fed expects economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

In Europe, slower U.K. economic growth continued in 2016’s first quarter as output slowed in construction, production and agriculture. Immediate effects of the Brexit materialized as U.K. stocks significantly declined and the pound sterling hit a three-decade low amid intensified selling. Credit rating agencies Standard & Poor’s and Fitch also downgraded the U.K.’s credit rating. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s annual inflation rate remained in negative territory for most of the review period; however, it rose marginally above zero in June.

Japan’s economy posted mixed results, contracting in 2015’s fourth quarter stemming from declining private and household consumption. However, the economy expanded during 2016’s first quarter as private consumption increased and business investment decreased less than initially believed. The Bank of Japan (BOJ) took several actions during the review period. In January, to boost lending and support inflation, the BOJ introduced a negative interest rate on excess reserves held at the central bank by financial institutions. In April, the BOJ further reduced its GDP and inflation forecasts for fiscal year 2016, and decided against additional quantitative easing measures. However, after the U.K.’s vote in June to leave the EU, the BOJ hinted at carrying out flexible open market operations to stabilize its financial markets.

In emerging markets, economic growth generally moderated during the review period. Brazil’s economy witnessed its longest recession since the 1930s amid political and economic turmoil, while Russia’s economy continued to contract. The Bank of Russia reduced its key interest rate in an attempt to revive its economy. China’s economic growth slowed marginally in 2016’s first quarter compared to the previous quarter, but remained largely in line with the government’s target. The People’s Bank of China cut its cash reserve requirement ratio for the country’s banks and effectively devalued the renminbi against the U.S. dollar to the lowest level in more than five years. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Semiannual Report 3

Franklin Conservative Allocation Fund

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/16

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +1.59% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +1.58% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +9.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	18.5%
Franklin Low Duration Total Return Fund – Class R6	14.8%
Franklin U.S. Government Securities Fund – Class R6	10.0%
Franklin Growth Fund – Class R6	9.3%
Franklin Strategic Income Fund – Class R6	6.2%
Franklin Rising Dividends Fund – Class R6	6.1%
iShares TIPS Bond ETF	4.3%
Franklin DynaTech Fund – Class R6	4.3%
Franklin K2 Alternative Strategies Fund – Class R6	4.1%
Templeton Foreign Fund – Class R6	3.1%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 30.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

At period-end, Franklin Conservative Allocation Fund allocated 53.7% of total net assets to fixed income, 39.7% to equity and 6.5% to alternative strategies. Domestic fixed income exposure was 65.5% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 18.5% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 69.0% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.3% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 underperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Semiannual Report 5

FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FTCIX)	$13.45	$13.40	+$	0.05
C (FTCCX)	$13.19	$13.15	+$	0.04
R (FTCRX)	$13.40	$13.35	+$	0.05
R6 (N/A)	$13.44	$13.39	+$	0.05
Advisor (FTCZX)	$13.44	$13.39	+$	0.05

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0654	$0.0953		$0.1607
C	$0.0207	$0.0953		$0.1160
R	$0.0500	$0.0953		$0.1453
R6	$0.0867	$0.0953		$0.1820
Advisor	$0.0810	$0.0953		$0.1763

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.26%	1.26%
6-Month	+1.59%	-4.27%	$9,573
1-Year	-2.07%	-7.72%	$9,228
5-Year	+17.73%	+2.10%	$11,095
10-Year	+55.99%	+3.93%	$14,700
C				2.01%	2.01%
6-Month	+1.20%	+0.20%	$10,020
1-Year	-2.77%	-3.71%	$9,629
5-Year	+13.45%	+2.56%	$11,345
10-Year	+44.73%	+3.77%	$14,473
R				1.51%	1.51%
6-Month	+1.48%	+1.48%	$10,148
1-Year	-2.33%	-2.33%	$9,767
5-Year	+16.33%	+3.07%	$11,633
10-Year	+52.12%	+4.28%	$15,212
R6				0.92%	0.93%
6-Month	+1.76%	+1.76%	$10,176
1-Year	-1.73%	-1.73%	$9,827
3-Year	+12.50%	+4.01%	$11,250
Since Inception (5/1/13)	+9.84%	+3.01%	$10,984
Advisor				1.01%	1.01%
6-Month	+1.71%	+1.71%	$10,171
1-Year	-1.82%	-1.82%	$9,818
5-Year	+19.22%	+3.58%	$11,922
10-Year	+59.92%	+4.81%	$15,992

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01%, until at least 4/30/17. Fund investment results reflect the fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report 9

FRANKLIN CONSERVATIVE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,015.90	$3.16	$6.27
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.17	$6.27
C
Actual	$1,000	$1,012.00	$6.85	$9.96
Hypothetical (5% return before expenses)	$1,000	$1,018.05	$6.87	$9.97
R
Actual	$1,000	$1,014.80	$4.41	$7.51
Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.42	$7.52
R6
Actual	$1,000	$1,017.60	$1.40	$4.51
Hypothetical (5% return before expenses)	$1,000	$1,023.47	$1.41	$4.52
Advisor
Actual	$1,000	$1,017.10	$1.91	$5.02
Hypothetical (5% return before expenses)	$1,000	$1,022.97	$1.91	$5.02

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.63%; C: 1.37%; R: 0.88%; R6: 0.28%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.25%; C: 1.99%; R: 1.50%; R6: 0.90%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin Moderate Allocation Fund

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +1.45% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +1.58% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +9.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	14.4%
Templeton Global Total Return Fund – Class R6	11.4%
Franklin Low Duration Total Return Fund – Class R6	9.8%
Franklin Rising Dividends Fund – Class R6	9.1%
Franklin U.S. Government Securities Fund – Class R6	6.2%
Franklin DynaTech Fund – Class R6	6.0%
Templeton Foreign Fund – Class R6	4.8%
Franklin Mutual European Fund – Class R6	4.6%
Franklin International Small Cap Growth Fund – Class R6	4.2%
Franklin K2 Alternative Strategies Fund – Class R6	4.2%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 36.

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Semiannual Report 11

FRANKLIN MODERATE ALLOCATION FUND

At period-end, Franklin Moderate Allocation Fund allocated 59.8% of total net assets to equity, 33.7% to fixed income, and 6.5% to alternative strategies. Domestic equity exposure was 69.1% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 14.4% of total net assets. On the fixed income side, domestic exposure was 66.2% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 11.4% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 underperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FMTIX)	$14.48	$14.49	-$	0.01
C (FTMTX)	$14.05	$14.12	-$	0.07
R (FTMRX)	$14.41	$14.44	-$	0.03
R6 (N/A)	$14.51	$14.49	+$	0.02
Advisor (FMTZX)	$14.51	$14.50	+$	0.01

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0046	$0.2109		$0.2155
C	$0.0046	$0.2109		$0.2155
R	$0.0046	$0.2109		$0.2155
R6	$0.0046	$0.2109		$0.2155
Advisor	$0.0046	$0.2109		$0.2155

See page 15 for Performance Summary footnotes.

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Semiannual Report 13

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.29%
6-Month	+1.45%	-4.36%	$9,564
1-Year	-2.28%	-7.91%	$9,209
5-Year	+23.07%	+3.01%	$11,601
10-Year	+64.96%	+4.51%	$15,550
C				2.04%
6-Month	+1.14%	+0.14%	$10,014
1-Year	-3.02%	-3.95%	$9,605
5-Year	+18.61%	+3.47%	$11,861
10-Year	+53.03%	+4.35%	$15,303
R				1.54%
6-Month	+1.32%	+1.32%	$10,132
1-Year	-2.59%	-2.59%	$9,741
5-Year	+21.56%	+3.98%	$12,156
10-Year	+60.78%	+4.86%	$16,078
R6				0.94%
6-Month	+1.66%	+1.66%	$10,166
1-Year	-1.91%	-1.91%	$9,809
3-Year	+15.95%	+5.06%	$11,595
Since Inception (5/1/13)	+13.90%	+4.20%	$11,390
Advisor				1.04%
6-Month	+1.59%	+1.59%	$10,159
1-Year	-2.02%	-2.02%	$9,798
5-Year	+24.68%	+4.51%	$12,468
10-Year	+69.05%	+5.39%	$16,905

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 15

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN MODERATE ALLOCATION FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,014.50	$3.21	$6.41
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.22	$6.42
C
Actual	$1,000	$1,011.40	$6.95	$10.15
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.97	$10.17
R
Actual	$1,000	$1,013.20	$4.45	$7.66
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.47	$7.67
R6
Actual	$1,000	$1,016.60	$1.40	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,023.47	$1.41	$4.62
Advisor
Actual	$1,000	$1,015.90	$1.95	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,022.92	$1.96	$5.17

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.64%; C: 1.39%; R: 0.89%; R6: 0.28%; and Advisor: 0.39%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.28%; C: 2.03%; R: 1.53%; R6: 0.92%; and Advisor: 1.03%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Semiannual Report 17

Franklin Growth Allocation Fund

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +1.19% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +1.58% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +9.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	18.2%
Franklin Rising Dividends Fund – Class R6	12.0%
Franklin DynaTech Fund – Class R6	8.1%
Templeton Foreign Fund – Class R6	6.6%
Franklin Mutual European Fund – Class R6	6.1%
Franklin International Small Cap Growth Fund – Class R6	6.1%
Franklin Utilities Fund – Class R6	5.1%
Templeton Global Total Return Fund – Class R6	4.6%
Franklin K2 Alternative Strategies Fund – Class R6	4.1%
Franklin Low Duration Total Return Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 42.

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FRANKLIN GROWTH ALLOCATION FUND

At period-end, Franklin Growth Allocation Fund allocated 79.7% of total net assets to equity, 13.8% to fixed income and 6.4% to alternative strategies. Domestic equity exposure was 68.4% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 18.2% of total net assets. On the fixed income side, domestic exposure was 66.7% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.6% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 underperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 19

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FGTIX)	$16.87	$17.01	-$	0.14
C (FTGTX)	$16.39	$16.59	-$	0.20
R (FGTRX)	$16.64	$16.80	-$	0.16
R6 (N/A)	$16.95	$17.06	-$	0.11
Advisor (FGTZX)	$16.95	$17.06	-$	0.11

Distributions[1] (1/1/16–6/30/16)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0042	$0.0031		$0.3261	$0.3334
C	$0.0042	$0.0031		$0.3261	$0.3334
R	$0.0042	$0.0031		$0.3261	$0.3334
R6	$0.0042	$0.0031		$0.3261	$0.3334
Advisor	$0.0042	$0.0031		$0.3261	$0.3334

See page 22 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.33%	1.35%
6-Month	+1.19%	-4.64%	$9,536
1-Year	-2.88%	-8.45%	$9,155
5-Year	+29.89%	+4.14%	$12,246
10-Year	+68.53%	+4.74%	$15,884
C				2.08%	2.10%
6-Month	+0.86%	-0.13%	$9,987
1-Year	-3.58%	-4.49%	$9,551
5-Year	+25.13%	+4.59%	$12,513
10-Year	+56.41%	+4.57%	$15,641
R				1.58%	1.60%
6-Month	+1.08%	+1.08%	$10,108
1-Year	-3.12%	-3.12%	$9,688
5-Year	+28.29%	+5.11%	$12,829
10-Year	+64.46%	+5.10%	$16,446
R6				0.94%	0.97%
6-Month	+1.36%	+1.36%	$10,136
1-Year	-2.47%	-2.47%	$9,753
3-Year	+21.05%	+6.57%	$12,105
Since Inception (5/1/13)	+20.09%	+5.96%	$12,009
Advisor				1.08%	1.10%
6-Month	+1.30%	+1.30%	$10,130
1-Year	-2.61%	-2.61%	$9,739
5-Year	+31.57%	+5.64%	$13,157
10-Year	+72.85%	+5.62%	$17,285

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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Semiannual Report 21

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01%, until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report 23

FRANKLIN GROWTH ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,011.90	$3.25	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,021.63	$3.27	$6.57
C
Actual	$1,000	$1,008.60	$6.99	$10.29
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.02	$10.32
R
Actual	$1,000	$1,010.80	$4.50	$7.75
Hypothetical (5% return before expenses)	$1,000	$1,020.39	$4.52	$7.77
R6
Actual	$1,000	$1,013.60	$1.30	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,023.57	$1.31	$4.62
Advisor
Actual	$1,000	$1,013.00	$2.00	$5.31
Hypothetical (5% return before expenses)	$1,000	$1,022.87	$2.01	$5.32

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.65%; C: 1.40%; R: 0.90%; R6: 0.26%; and Advisor: 0.40%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.31%; C: 2.06%; R: 1.56%; R6: 0.92%; and Advisor: 1.06%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.40	$14.53	$14.65	$14.06	$13.33	$13.74
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.28	0.40	0.31	0.27	0.30
Net realized and unrealized gains (losses)	0.15	(0.60)	0.09	1.12	0.79	(0.40)
Total from investment operations	0.22	(0.32)	0.49	1.43	1.06	(0.10)
Less distributions from:
Net investment income.	(0.07)	(0.28)	(0.42)	(0.32)	(0.30)	(0.31)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.17)	(0.81)	(0.61)	(0.84)	(0.33)	(0.31)
Net asset value, end of period	$13.45	$13.40	$14.53	$14.65	$14.06	$13.33

Total return[d]	1.59%	(2.26)%	3.35%	10.39%	7.99%	(0.71)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.63%	0.62%	0.63%	0.60%	0.53%	0.52%
Expenses net of waiver and payments by
affiliates[f]	0.63%[g]	0.62%[g]	0.63%[g]	0.59%	0.50%	0.50%
Net investment income[c]	1.04%	1.97%	2.67%	2.11%	1.98%	2.17%

Supplemental data
Net assets, end of period (000’s)	$871,374	$905,537	$910,523	$871,541	$794,429	$725,675
Portfolio turnover rate	12.10%	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.15	$14.27	$14.40	$13.83	$13.13	$13.53
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.17	0.28	0.20	0.17	0.19
Net realized and unrealized gains (losses)	0.14	(0.58)	0.09	1.11	0.76	(0.38)
Total from investment operations	0.16	(0.41)	0.37	1.31	0.93	(0.19)
Less distributions from:
Net investment income.	(0.02)	(0.18)	(0.31)	(0.22)	(0.20)	(0.21)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.12)	(0.71)	(0.50)	(0.74)	(0.23)	(0.21)
Net asset value, end of period	$13.19	$13.15	$14.27	$14.40	$13.83	$13.13

Total return[d]	1.20%	(2.96)%	2.58%	9.61%	7.09%	(1.38)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.37%	1.37%	1.38%	1.35%	1.28%	1.27%
Expenses net of waiver and payments by
affiliates[f]	1.37%[g]	1.37%[g]	1.38%[g]	1.34%	1.25%	1.25%
Net investment income[c]	0.30%	1.22%	1.92%	1.36%	1.23%	1.42%

Supplemental data
Net assets, end of period (000’s)	$512,936	$536,548	$549,222	$524,756	$452,211	$426,775
Portfolio turnover rate	12.10%	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.35	$14.48	$14.60	$14.01	$13.29	$13.70
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.24	0.35	0.26	0.24	0.27
Net realized and unrealized gains (losses)	0.15	(0.59)	0.10	1.14	0.78	(0.40)
Total from investment operations	0.20	(0.35)	0.45	1.40	1.02	(0.13)
Less distributions from:
Net investment income.	(0.05)	(0.25)	(0.38)	(0.29)	(0.27)	(0.28)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.15)	(0.78)	(0.57)	(0.81)	(0.30)	(0.28)
Net asset value, end of period	$13.40	$13.35	$14.48	$14.60	$14.01	$13.29

Total return[d]	1.48%	(2.52)%	3.10%	10.14%	7.68%	(0.95)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.88%	0.87%	0.88%	0.85%	0.78%	0.77%
Expenses net of waiver and payments by
affiliates[f]	0.88%[g]	0.87%[g]	0.88%[g]	0.84%	0.75%	0.75%
Net investment income[c]	0.79%	1.72%	2.42%	1.86%	1.73%	1.92%

Supplemental data
Net assets, end of period (000’s)	$129,684	$139,592	$159,897	$166,927	$178,520	$149,761
Portfolio turnover rate	12.10%	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.39	$14.52	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.09	0.36	0.33	0.54
Net realized and unrealized gains (losses)	0.15	(0.63)	0.22	0.32
Total from investment operations	0.24	(0.27)	0.55	0.86
Less distributions from:
Net investment income	(0.09)	(0.33)	(0.47)	(0.33)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)
Total distributions	(0.19)	(0.86)	(0.66)	(0.85)
Net asset value, end of period	$13.44	$13.39	$14.52	$14.63

Total return[e]	1.76%	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.30%	0.29%	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%	0.28%[h]	0.28%
Net investment income[d]	1.39%	2.31%	3.02%	2.44%

Supplemental data
Net assets, end of period (000’s)	$2,390	$2,282	$1,654	$37
Portfolio turnover rate.	12.10%	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.39	$14.52	$14.64	$14.05	$13.32	$13.73
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.32	0.41	0.35	0.31	0.43
Net realized and unrealized gains (losses)	0.14	(0.60)	0.11	1.12	0.79	(0.49)
Total from investment operations	0.23	(0.28)	0.52	1.47	1.10	(0.06)
Less distributions from:
Net investment income.	(0.08)	(0.32)	(0.45)	(0.36)	(0.34)	(0.35)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.18)	(0.85)	(0.64)	(0.88)	(0.37)	(0.35)
Net asset value, end of period	$13.44	$13.39	$14.52	$14.64	$14.05	$13.32

Total return[d]	1.71%	(2.02)%	3.61%	10.67%	8.27%	(0.47)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.38%	0.37%	0.38%	0.35%	0.28%	0.27%
Expenses net of waiver and payments by
affiliates[f]	0.38%[g]	0.37%[g]	0.38%[g]	0.34%	0.25%	0.25%
Net investment income[c]	1.29%	2.22%	2.92%	2.36%	2.23%	2.42%

Supplemental data
Net assets, end of period (000’s)	$85,032	$82,234	$90,263	$105,657	$85,662	$80,690
Portfolio turnover rate	12.10%	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	6,238,326	$66,375,786
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,553,971	37,822,546
		104,198,332
Domestic Equity 27.4%
[a,b] Franklin DynaTech Fund, Class R6	1,421,509	68,815,257
[a] Franklin Growth Fund, Class R6	2,004,194	149,272,384
[a,b] Franklin Growth Opportunities Fund, Class R6	665,015	21,493,291
[a] Franklin Real Estate Securities Fund, Class R6	788,570	19,588,086
[a] Franklin Rising Dividends Fund, Class R6	1,872,402	97,065,329
[a,b] Franklin Small Cap Growth Fund, Class R6	501,514	8,941,986
[a] Franklin Utilities Fund, Class R6	2,142,852	40,542,748
iShares S&P 500 Value ETF	356,555	33,123,959
		438,843,040
Domestic Fixed Income 35.2%
[a] Franklin Low Duration Total Return Fund, Class R6	23,923,544	236,364,613
[a] Franklin Strategic Income Fund, Class R6	10,536,406	99,147,580
[a] Franklin U.S. Government Securities Fund, Class R6	24,969,282	159,553,712
iShares TIPS Bond ETF	590,762	68,924,203
		563,990,108
Foreign Equity 12.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	619,021	15,196,966
[a] Franklin International Growth Fund, Class R6	1,286,110	13,542,743
[a] Franklin International Small Cap Growth Fund, Class R6	2,565,746	44,028,195
[a] Franklin Mutual European Fund, Class R6	2,664,240	47,689,902
iShares Core MSCI Emerging Markets ETF	428,845	17,938,586
[a] Templeton Foreign Fund, Class R6	7,921,882	49,907,853
[a] Templeton Frontier Markets Fund, Class R6	844,596	8,927,381
		197,231,626
Foreign Fixed Income 18.5%
[a] Templeton Global Total Return Fund, Class R6	25,996,355	295,838,516
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,507,601,413)		1,600,101,622

Short Term Investments (Cost $5,091,001) 0.3%
Money Market Funds 0.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	5,091,001	5,091,001
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,512,692,414) 100.2%		1,605,192,623
Other Assets, less Liabilities (0.2)%		(3,776,795)
Net Assets 100.0%		$1,601,415,828

See Abbreviations on page 59.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.49	$15.71	$15.78	$14.59	$13.69	$14.21
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.24	0.34	0.27	0.29	0.30
Net realized and unrealized gains (losses)	0.16	(0.51)	0.32	1.78	0.97	(0.50)
Total from investment operations	0.20	(0.27)	0.66	2.05	1.26	(0.20)
Less distributions from:
Net investment income.	(—)[d]	(0.25)	(0.37)	(0.30)	(0.32)	(0.32)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.21)	(0.95)	(0.73)	(0.86)	(0.36)	(0.32)
Net asset value, end of period	$14.48	$14.49	$15.71	$15.78	$14.59	$13.69

Total return[e]	1.45%	(1.89)%	4.07%	14.35%	9.34%	(1.49)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.64%	0.63%	0.65%	0.61%	0.53%	0.53%
Expenses net of waiver and payments by
affiliates[g]	0.64%[h]	0.63%[h]	0.65%[h]	0.59%	0.50%	0.50%
Net investment income[c]	0.60%	1.52%	2.08%	1.74%	2.00%	2.15%

Supplemental data
Net assets, end of period (000’s)	$1,528,143	$1,594,882	$1,667,201	$1,636,122	$1,452,659	$1,322,230
Portfolio turnover rate	9.00%	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.12	$15.33	$15.42	$14.28	$13.40	$13.92
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.12	0.21	0.15	0.17	0.19
Net realized and unrealized gains (losses)	0.15	(0.49)	0.31	1.74	0.97	(0.49)
Total from investment operations	0.14	(0.37)	0.52	1.89	1.14	(0.30)
Less distributions from:
Net investment income.	(—)[d]	(0.14)	(0.25)	(0.19)	(0.22)	(0.22)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.21)	(0.84)	(0.61)	(0.75)	(0.26)	(0.22)
Net asset value, end of period	$14.05	$14.12	$15.33	$15.42	$14.28	$13.40

Total return[e]	1.14%	(2.68)%	3.35%	13.41%	8.51%	(2.17)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.39%	1.38%	1.40%	1.36%	1.28%	1.28%
Expenses net of waiver and payments by
affiliates[g]	1.39%[h]	1.38%[h]	1.40%[h]	1.34%	1.25%	1.25%
Net investment income (loss)[c]	(0.15)%	0.77%	1.33%	0.99%	1.25%	1.40%

Supplemental data
Net assets, end of period (000’s)	$650,111	$692,872	$716,712	$701,224	$605,490	$554,603
Portfolio turnover rate	9.00%	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.44	$15.66	$15.73	$14.55	$13.64	$14.17
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.19	0.28	0.22	0.25	0.27
Net realized and unrealized gains (losses)	0.16	(0.51)	0.34	1.78	0.99	(0.51)
Total from investment operations	0.18	(0.32)	0.62	2.00	1.24	(0.24)
Less distributions from:
Net investment income.	(—)[d]	(0.20)	(0.33)	(0.26)	(0.29)	(0.29)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.21)	(0.90)	(0.69)	(0.82)	(0.33)	(0.29)
Net asset value, end of period	$14.41	$14.44	$15.66	$15.73	$14.55	$13.64

Total return[e]	1.32%	(2.18)%	3.89%	13.97%	9.11%	(1.73)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.89%	0.88%	0.90%	0.86%	0.78%	0.78%
Expenses net of waiver and payments by
affiliates[g]	0.89%[h]	0.88%[h]	0.90%[h]	0.84%	0.75%	0.75%
Net investment income[c]	0.35%	1.27%	1.83%	1.49%	1.75%	1.90%

Supplemental data
Net assets, end of period (000’s)	$178,053	$202,854	$263,864	$286,688	$274,881	$248,702
Portfolio turnover rate	9.00%	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.49	$15.72	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.31	0.25	0.77
Net realized and unrealized gains (losses)	0.16	(0.54)	0.47	0.56
Total from investment operations	0.23	(0.23)	0.72	1.33
Less distributions from:
Net investment income	(—)[e]	(0.30)	(0.43)	(0.31)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)
Total distributions	(0.21)	(1.00)	(0.79)	(0.87)
Net asset value, end of period	$14.51	$14.49	$15.72	$15.79

Total return[f]	1.66%	(1.59)%	4.52%	8.93%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.28%	0.28%	0.27%	0.45%
Expenses net of waiver and payments by affiliates[h]	0.28%[i]	0.28%[i]	0.27%[i]	0.26%
Net investment income[d]	0.96%	1.87%	2.46%	2.07%

Supplemental data
Net assets, end of period (000’s)	$5,943	$4,779	$4,205	$253
Portfolio turnover rate.	9.00%	22.08%	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2016.
iBenefit of waiver and payments by affiliates rounds to less than 0.01%.

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.50	$15.72	$15.79	$14.60	$13.69	$14.22
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.25	0.33	0.32	0.36	0.37
Net realized and unrealized gains (losses)	0.16	(0.49)	0.37	1.76	0.95	(0.55)
Total from investment operations	0.22	(0.24)	0.70	2.08	1.31	(0.18)
Less distributions from:
Net investment income.	(—)[d]	(0.28)	(0.41)	(0.33)	(0.36)	(0.35)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.21)	(0.98)	(0.77)	(0.89)	(0.40)	(0.35)
Net asset value, end of period	$14.51	$14.50	$15.72	$15.79	$14.60	$13.69

Total return[e]	1.59%	(1.65)%	4.39%	14.56%	9.61%	(1.24)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.39%	0.38%	0.40%	0.36%	0.28%	0.28%
Expenses net of waiver and payments by
affiliates[g]	0.39%[h]	0.38%[h]	0.40%[h]	0.34%	0.25%	0.25%
Net investment income[c]	0.85%	1.77%	2.33%	1.99%	2.25%	2.40%

Supplemental data
Net assets, end of period (000’s)	$51,616	$52,975	$87,612	$159,303	$123,176	$78,605
Portfolio turnover rate	9.00%	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 35

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 100.0%
Alternative Strategies 6.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	9,463,053	$100,686,887
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,404,938	57,237,625
		157,924,512
Domestic Equity 41.3%
[a,b] Franklin DynaTech Fund, Class R6	3,003,125	145,381,281
[a] Franklin Growth Fund, Class R6	4,672,296	347,992,615
[a,b] Franklin Growth Opportunities Fund, Class R6	1,722,786	55,680,452
[a] Franklin Real Estate Securities Fund, Class R6	1,974,451	49,045,365
[a] Franklin Rising Dividends Fund, Class R6	4,230,302	219,298,843
[a,b] Franklin Small Cap Growth Fund, Class R6	1,213,404	21,634,991
[a] Franklin Utilities Fund, Class R6	5,065,796	95,844,855
iShares S&P 500 Value ETF	669,769	62,221,540
		997,099,942
Domestic Fixed Income 22.3%
[a] Franklin Low Duration Total Return Fund, Class R6	23,941,861	236,545,591
[a] Franklin Strategic Income Fund, Class R6	10,078,432	94,838,046
[a] Franklin U.S. Government Securities Fund, Class R6	23,346,359	149,183,233
iShares TIPS Bond ETF	487,548	56,882,225
		537,449,095
Foreign Equity 18.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	928,214	22,787,654
[a] Franklin International Growth Fund, Class R6	3,233,725	34,051,118
[a] Franklin International Small Cap Growth Fund, Class R6	5,969,072	102,429,270
[a] Franklin Mutual European Fund, Class R6	6,177,939	110,585,107
iShares Core MSCI Emerging Markets ETF	942,725	39,434,187
[a] Templeton Foreign Fund, Class R6	18,239,436	114,908,449
[a] Templeton Frontier Markets Fund, Class R6	2,188,294	23,130,270
		447,326,055
Foreign Fixed Income 11.4%
[a] Templeton Global Total Return Fund, Class R6	24,182,692	275,199,033
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,125,363,509)		2,414,998,637

Short Term Investments (Cost $4,324,521) 0.2%
Money Market Funds 0.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	4,324,521	4,324,521
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,129,688,030) 100.2%		2,419,323,158
Other Assets, less Liabilities (0.2)%		(5,457,607)
Net Assets 100.0%		$2,413,865,551

See Abbreviations on page 59.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

36 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.01	$18.57	$18.40	$15.81	$14.53	$15.25
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.21	0.24	0.19	0.21	0.22
Net realized and unrealized gains (losses)	0.18	(0.48)	0.67	3.09	1.32	(0.70)
Total from investment operations	0.19	(0.27)	0.91	3.28	1.53	(0.48)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.21)	(0.29)	(0.25)	(0.25)	(0.24)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(0.33)	(1.29)	(0.74)	(0.69)	(0.25)	(0.24)
Net asset value, end of period	$16.87	$17.01	$18.57	$18.40	$15.81	$14.53

Total return[e]	1.19%	(1.66)%	4.95%	20.98%	10.52%	(3.15)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.70%	0.67%	0.68%	0.65%	0.55%	0.54%
Expenses net of waiver and payments by
affiliates[g]	0.65%	0.65%	0.63%	0.59%	0.50%	0.50%
Net investment income[c]	0.16%	1.10%	1.25%	1.10%	1.34%	1.49%

Supplemental data
Net assets, end of period (000’s)	$875,401	$888,096	$887,856	$814,901	$655,585	$568,998
Portfolio turnover rate	10.06%	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2016.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 37

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.59	$18.15	$18.00	$15.50	$14.25	$14.97
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.05)	0.07	0.09	0.06	0.09	0.11
Net realized and unrealized gains (losses)	0.18	(0.47)	0.67	3.01	1.29	(0.69)
Total from investment operations	0.13	(0.40)	0.76	3.07	1.38	(0.58)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.08)	(0.16)	(0.13)	(0.13)	(0.14)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(0.33)	(1.16)	(0.61)	(0.57)	(0.13)	(0.14)
Net asset value, end of period	$16.39	$16.59	$18.15	$18.00	$15.50	$14.25

Total return[e]	0.86%	(2.41)%	4.21%	20.04%	9.71%	(3.91)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.45%	1.42%	1.43%	1.40%	1.30%	1.29%
Expenses net of waiver and payments by
affiliates[g]	1.40%	1.40%	1.38%	1.34%	1.25%	1.25%
Net investment income (loss)[c]	(0.59)%	0.35%	0.50%	0.35%	0.59%	0.74%

Supplemental data
Net assets, end of period (000’s)	$326,880	$336,557	$336,213	$309,869	$241,787	$218,071
Portfolio turnover rate	10.06%	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2016.

38 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.80	$18.34	$18.18	$15.63	$14.37	$15.09
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.14	0.17	0.14	0.16	0.19
Net realized and unrealized gains (losses)	0.18	(0.44)	0.68	3.05	1.31	(0.70)
Total from investment operations	0.17	(0.30)	0.85	3.19	1.47	(0.51)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.16)	(0.24)	(0.20)	(0.21)	(0.21)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(0.33)	(1.24)	(0.69)	(0.64)	(0.21)	(0.21)
Net asset value, end of period	$16.64	$16.80	$18.34	$18.18	$15.63	$14.37

Total return[e]	1.08%	(1.93)%	4.72%	20.67%	10.22%	(3.40)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.95%	0.92%	0.93%	0.90%	0.80%	0.79%
Expenses net of waiver and payments by
affiliates[g]	0.90%	0.90%	0.88%	0.84%	0.75%	0.75%
Net investment income (loss)[c]	(0.09)%	0.85%	1.00%	0.85%	1.09%	1.24%

Supplemental data
Net assets, end of period (000’s)	$124,284	$147,426	$182,211	$192,361	$169,873	$147,126
Portfolio turnover rate	10.06%	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2016.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 39

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.06	$18.61	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.32	0.15	0.62
Net realized and unrealized gains (losses)	0.17	(0.51)	0.83	1.68
Total from investment operations	0.22	(0.19)	0.98	2.30
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.28)	(0.36)	(0.30)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)
Total distributions	(0.33)	(1.36)	(0.81)	(0.74)
Net asset value, end of period	$16.95	$17.06	$18.61	$18.44

Total return[f]	1.36%	(1.27)%	5.38%	13.88%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.29%	0.29%	0.28%	0.95%
Expenses net of waiver and payments by affiliates[h]	0.26%	0.26%	0.23%	0.22%
Net investment income[d]	0.55%	1.49%	1.65%	1.47%

Supplemental data
Net assets, end of period (000’s)	$2,975	$2,549	$1,755	$42
Portfolio turnover rate.	10.06%	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2016.

40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.06	$18.62	$18.45	$15.85	$14.56	$15.28
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.25	0.27	0.24	0.25	0.32
Net realized and unrealized gains (losses)	0.18	(0.47)	0.68	3.09	1.32	(0.76)
Total from investment operations	0.22	(0.22)	0.95	3.33	1.57	(0.44)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.26)	(0.33)	(0.29)	(0.28)	(0.28)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(0.33)	(1.34)	(0.78)	(0.73)	(0.28)	(0.28)
Net asset value, end of period	$16.95	$17.06	$18.62	$18.45	$15.85	$14.56

Total return[e]	1.30%	(1.41)%	5.23%	21.26%	10.84%	(2.90)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.45%	0.42%	0.43%	0.40%	0.30%	0.29%
Expenses net of waiver and payments by
affiliates[g]	0.40%	0.40%	0.38%	0.34%	0.25%	0.25%
Net investment income[c]	0.41%	1.35%	1.50%	1.35%	1.59%	1.74%

Supplemental data
Net assets, end of period (000’s)	$51,806	$49,634	$52,250	$74,808	$55,810	$48,957
Portfolio turnover rate	10.06%	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2016.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 41

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.4%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,320,456	$56,609,652
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,737,324	32,261,178
		88,870,830
Domestic Equity 54.5%
[a,b] Franklin DynaTech Fund, Class R6	2,309,837	111,819,191
[a] Franklin Growth Fund, Class R6	3,374,766	251,352,559
[a,b] Franklin Growth Opportunities Fund, Class R6	1,454,313	47,003,405
[a] Franklin Real Estate Securities Fund, Class R6	1,545,944	38,401,243
[a] Franklin Rising Dividends Fund, Class R6	3,196,132	165,687,495
[a,b] Franklin Small Cap Growth Fund, Class R6	860,988	15,351,416
[a] Franklin Utilities Fund, Class R6	3,746,753	70,888,571
iShares S&P 500 Value ETF	560,457	52,066,455
		752,570,335
Domestic Fixed Income 9.2%
[a] Franklin Low Duration Total Return Fund, Class R6	5,598,863	55,316,769
[a] Franklin Strategic Income Fund, Class R6	2,327,936	21,905,881
[a] Franklin U.S. Government Securities Fund, Class R6	5,426,631	34,676,168
iShares TIPS Bond ETF	133,285	15,550,361
		127,449,179
Foreign Equity 25.2%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	512,721	12,587,300
[a] Franklin International Growth Fund, Class R6	2,364,042	24,893,358
[a] Franklin International Small Cap Growth Fund, Class R6	4,877,938	83,705,426
[a] Franklin Mutual European Fund, Class R6	4,712,179	84,348,006
iShares Core MSCI Emerging Markets ETF	726,605	30,393,887
[a] Templeton Foreign Fund, Class R6	14,509,234	91,408,175
[a] Templeton Frontier Markets Fund, Class R6	1,945,138	20,560,107
		347,896,259
Foreign Fixed Income 4.6%
[a] Templeton Global Total Return Fund, Class R6	5,526,821	62,895,221
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,138,554,575)		1,379,681,824

Short Term Investments (Cost $3,710,297) 0.2%
Money Market Funds 0.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	3,710,297	3,710,297
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,142,264,872) 100.1%		1,383,392,121
Other Assets, less Liabilities (0.1)%		(2,045,568)
Net Assets 100.0%		$1,381,346,553

See Abbreviations on page 59.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

42 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f)	$39,999,092	$65,009,784	$—
Cost - Non-controlled affiliates (Note 3f)	1,343,293,529	1,889,513,981	1,034,426,180
Cost - Exchange traded funds	129,399,793	175,164,265	107,838,692
Total cost of investments	$1,512,692,414	$2,129,688,030	$1,142,264,872
Value - Controlled affiliated issuers (Note 3f)	$37,822,546	$57,237,625	$—
Value - Non-controlled affiliates (Note 3f)	1,432,186,363	2,180,759,927	1,272,794,118
Value - Exchange traded funds.	135,183,714	181,325,606	110,598,003
Total value of investments	1,605,192,623	2,419,323,158	1,383,392,121
Receivables:
Investment securities sold	734,590	746,250	348,412
Capital shares sold	1,450,183	1,878,123	1,375,039
Other assets	757	1,139	631
Total assets	1,607,378,153	2,421,948,670	1,385,116,203
Liabilities:
Payables:
Investment securities purchased	502,016	273,917	81,640
Capital shares redeemed	3,442,428	4,828,433	2,091,517
Asset allocation fees	329,176	495,998	256,748
Distribution fees	1,325,899	1,884,959	1,023,477
Transfer agent fees	322,561	544,581	265,156
Accrued expenses and other liabilities	40,245	55,231	51,112
Total liabilities	5,962,325	8,083,119	3,769,650
Net assets, at value	$1,601,415,828	$2,413,865,551	$1,381,346,553
Net assets consist of:
Paid-in capital	$1,540,841,537	$2,162,415,017	$1,165,809,375
Undistributed net investment income (loss)	1,066,549	4,624,914	(219,238)
Net unrealized appreciation (depreciation)	92,500,209	289,635,128	241,127,249
Accumulated net realized gain (loss)	(32,992,467)	(42,809,508)	(25,370,833)
Net assets, at value	$1,601,415,828	$2,413,865,551	$1,381,346,553

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 43

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$871,373,787	$1,528,142,502	$875,401,255
Shares outstanding	64,789,189	105,515,277	51,886,700
Net asset value per share[a]	$13.45	$14.48	$16.87
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.27	$15.36	$17.90
Class C:
Net assets, at value	$512,935,701	$650,111,391	$326,880,069
Shares outstanding	38,895,270	46,275,800	19,948,943
Net asset value and maximum offering price per share[a]	$13.19	$14.05	$16.39
Class R:
Net assets, at value	$129,683,772	$178,052,523	$124,284,468
Shares outstanding	9,680,680	12,352,450	7,468,714
Net asset value and maximum offering price per share	$13.40	$14.41	$16.64
Class R6:
Net assets, at value	$2,390,452	$5,943,269	$2,974,598
Shares outstanding	177,890	409,544	175,467
Net asset value and maximum offering price per share	$13.44	$14.51	$16.95
Advisor Class:
Net assets, at value	$85,032,116	$51,615,866	$51,806,163
Shares outstanding	6,327,008	3,557,004	3,056,487
Net asset value and maximum offering price per share	$13.44	$14.51	$16.95

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$12,269,909	$13,219,190	$4,364,712
Exchange traded funds	1,061,645	1,768,805	1,157,998
Total investment income	13,331,554	14,987,995	5,522,710
Expenses:
Asset allocation fees (Note 3a)	2,006,201	3,024,818	1,701,878
Distribution fees: (Note 3c)
Class A	1,087,714	1,904,542	1,072,058
Class C	2,561,538	3,263,862	1,615,635
Class R	329,149	464,897	326,874
Transfer agent fees: (Note 3e)
Class A	462,345	949,919	708,127
Class C	273,958	408,788	267,458
Class R	69,951	115,932	107,752
Class R6	389	146	107
Advisor Class	43,179	31,167	38,750
Custodian fees (Note 4)	477	934	468
Reports to shareholders	52,004	97,909	70,852
Registration and filing fees	75,019	81,807	63,884
Professional fees	17,994	20,950	17,323
Trustees’ fees and expenses	6,363	9,974	5,478
Other	13,333	17,782	12,184
Total expenses	6,999,614	10,393,427	6,008,828
Expenses waived/paid by affiliates (Notes 3f and 3g)	(27,366)	(42,002)	(274,863)
Net expenses	6,972,248	10,351,425	5,733,965
Net investment income (loss)	6,359,306	4,636,570	(211,255)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Controlled affiliates (Note 3f)	(377,740)	(587,572)	—
Non-controlled affiliates (Note 3f)	(20,980,575)	(17,509,338)	(10,696,123)
Exchange traded funds	(7,531,791)	(17,383,960)	(12,595,447)
Net realized gain (loss)	(28,890,106)	(35,480,870)	(23,291,570)
Net change in unrealized appreciation (depreciation) on investments	44,646,857	60,887,783	37,736,473
Net realized and unrealized gain (loss)	15,756,751	25,406,913	14,444,903
Net increase (decrease) in net assets resulting from operations	$22,116,057	$30,043,483	$14,233,648

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 45

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,359,306	$29,532,131	$4,636,570	$35,233,810
Net realized gain (loss)	(28,890,106)	42,933,441	(35,480,870)	79,383,856
Net change in unrealized appreciation
(depreciation)	44,646,857	(115,281,577)	60,887,783	(169,359,603)
Net increase (decrease) in net
assets resulting from operations .	22,116,057	(42,816,005)	30,043,483	(54,741,937)
Distributions to shareholders from:
Net investment income:
Class A	(4,260,790)	(18,437,469)	(495,384)	(26,373,066)
Class C	(817,845)	(7,096,466)	(219,077)	(6,467,307)
Class R	(493,972)	(2,557,058)	(61,372)	(2,854,405)
Class R6	(15,082)	(49,277)	(1,416)	(92,558)
Advisor Class	(505,144)	(1,913,425)	(16,029)	(1,044,247)
Net realized gains:
Class A	(6,125,410)	(34,590,141)	(21,973,416)	(73,931,506)
Class C	(3,686,002)	(20,931,281)	(9,651,451)	(32,893,027)
Class R	(920,983)	(5,555,467)	(2,588,815)	(10,090,808)
Class R6	(16,730)	(78,609)	(85,228)	(209,246)
Advisor Class	(598,184)	(3,192,772)	(742,391)	(3,024,647)
Total distributions to shareholders.	(17,440,142)	(94,401,965)	(35,834,579)	(156,980,817)
Capital share transactions: (Note 2)
Class A	(36,846,254)	68,912,114	(65,299,018)	58,477,157
Class C	(24,976,174)	32,038,615	(39,113,941)	34,357,140
Class R	(10,251,743)	(8,686,144)	(24,190,153)	(44,142,289)
Class R6	100,791	800,684	1,178,613	966,857
Advisor Class	2,519,742	(1,212,639)	(1,280,263)	(29,169,449)
Total capital share transactions	(69,453,638)	91,852,630	(128,704,762)	20,489,416
Net increase (decrease) in net
assets	(64,777,723)	(45,365,340)	(134,495,858)	(191,233,338)
Net assets:
Beginning of period	1,666,193,551	1,711,558,891	2,548,361,409	2,739,594,747
End of period	$1,601,415,828	$1,666,193,551	$2,413,865,551	$2,548,361,409
Undistributed net investment income
included in net assets:
End of period	$1,066,549	$800,076	$4,624,914	$781,622

46 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth
	Allocation Fund
	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(211,255)	$13,468,533
Net realized gain (loss)	(23,291,570)	62,845,478
Net change in unrealized appreciation (depreciation)	37,736,473	(102,938,221)
Net increase (decrease) in net assets resulting from operations.	14,233,648	(26,624,210)
Distributions to shareholders from:
Net investment income:
Class A	(217,650)	(10,774,648)
Class C	(85,313)	(1,670,180)
Class R	(33,987)	(1,337,989)
Class R6	(665)	(40,509)
Advisor Class.	(11,488)	(721,649)
Net realized gains:
Class A	(16,777,167)	(53,303,108)
Class C	(6,455,785)	(20,658,511)
Class R	(2,416,571)	(9,523,158)
Class R6	(56,473)	(136,324)
Advisor Class.	(988,239)	(2,934,714)
Total distributions to shareholders	(27,043,338)	(101,100,790)
Capital share transactions: (Note 2)
Class A	(5,976,799)	79,558,253
Class C	(5,844,738)	31,096,033
Class R	(21,402,746)	(21,571,411)
Class R6	431,146	1,013,444
Advisor Class.	2,687,392	1,335,467
Total capital share transactions	(30,105,745)	91,431,786
Net increase (decrease) in net assets.	(42,915,435)	(36,293,214)
Net assets:
Beginning of period	1,424,261,988	1,460,555,202
End of period	$1,381,346,553	$1,424,261,988
Undistributed net investment income (loss) included in net assets:
End of period	$(219,238)	$341,120

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 47

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

2. Shares of Beneficial Interest

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds,enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	5,889,803	$77,574,618	6,676,497	$94,850,210
Shares issued in reinvestment of distributions	767,619	10,170,666	1,560,345	22,118,187
Shares redeemed	(9,429,379)	(124,591,538)	(12,784,757)	(182,267,415)
Net increase (decrease)	(2,771,957)	$(36,846,254)	(4,547,915)	$(65,299,018)
Year ended December 31, 2015
Shares sold	17,092,437	$244,905,813	20,354,348	$316,387,088
Shares issued in reinvestment of distributions	3,730,409	51,852,094	6,518,174	98,432,261
Shares redeemed	(15,925,736)	(227,845,793)	(22,912,797)	(356,342,192)
Net increase (decrease)	4,897,110	$68,912,114	3,959,725	$58,477,157

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Semiannual Report 49

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended June 30, 2016
Shares sold	3,027,182	$38,931,747	2,699,494	$37,271,580
Shares issued in reinvestment of distributions	332,535	4,316,355	695,256	9,563,851
Shares redeemed	(5,269,642)	(68,224,276)	(6,206,171)	(85,949,372)
Net increase (decrease)	(1,909,925)	$(24,976,174)	(2,811,421)	$(39,113,941)
Year ended December 31, 2015
Shares sold	8,906,517	$125,211,385	8,598,914	$130,261,509
Shares issued in reinvestment of distributions	1,965,005	26,793,109	2,574,921	37,990,036
Shares redeemed	(8,554,139)	(119,965,879)	(8,840,782)	(133,894,405)
Net increase (decrease)	2,317,383	$32,038,615	2,333,053	$34,357,140
Class R Shares:
Six Months ended June 30, 2016
Shares sold	673,516	$8,842,711	681,749	$9,646,069
Shares issued in reinvestment of distributions	103,904	1,370,226	183,922	2,596,191
Shares redeemed	(1,551,546)	(20,464,680)	(2,560,349)	(36,432,413)
Net increase (decrease)	(774,126)	$(10,251,743)	(1,694,678)	$(24,190,153)
Year ended December 31, 2015
Shares sold	1,425,914	$20,445,548	1,641,527	$25,496,276
Shares issued in reinvestment of distributions	568,121	7,875,900	839,104	12,665,188
Shares redeemed	(2,584,845)	(37,007,592)	(5,286,654)	(82,303,753)
Net increase (decrease)	(590,810)	$(8,686,144)	(2,806,023)	$(44,142,289)
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	31,402	$411,517	122,084	$1,774,457
Shares issued in reinvestment of distributions	2,404	31,812	6,100	86,643
Shares redeemed	(26,303)	(342,538)	(48,426)	(682,487)
Net increase (decrease)	7,503	$100,791	79,758	$1,178,613
Year ended December 31, 2015
Shares sold	68,870	$973,753	89,205	$1,371,085
Shares issued in reinvestment of distributions	9,251	127,885	20,026	301,805
Shares redeemed	(21,670)	(300,954)	(47,042)	(706,033)
Net increase (decrease)	56,451	$800,684	62,189	$966,857

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		FRANKLIN FUND ALLOCATOR SERIES
	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	707,910	$9,418,041	599,907	$8,622,887
Shares issued in reinvestment of distributions	80,678	1,068,266	50,021	710,530
Shares redeemed	(601,828)	(7,966,565)	(746,313)	(10,613,680)
Net increase (decrease)	186,760	$2,519,742	(96,385)	$(1,280,263)
Year ended December 31, 2015
Shares sold	936,049	$13,410,437	1,214,201	$19,002,125
Shares issued in reinvestment of distributions	353,270	4,910,626	249,750	3,799,192
Shares redeemed	(1,365,830)	(19,533,702)	(3,383,987)	(51,970,766)
Net increase (decrease)	(76,511)	$(1,212,639)	(1,920,036)	$(29,169,449)

	Franklin Growth
	Allocation Fund
	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	17,292,182	$291,319,237
Shares issued in reinvestment of distributions.	1,019,050	16,748,710
Shares redeemed	(18,640,657)	(314,044,746)
Net increase (decrease)	(329,425)	$(5,976,799)
Year ended December 31, 2015
Shares sold	10,027,542	$185,661,705
Shares issued in reinvestment of distributions.	3,533,130	63,072,998
Shares redeemed	(9,163,774)	(169,176,450)
Net increase (decrease)	4,396,898	$79,558,253
Class C Shares:
Six Months ended June 30, 2016
Shares sold	1,514,195	$24,321,933
Shares issued in reinvestment of distributions.	399,392	6,376,678
Shares redeemed	(2,251,506)	(36,543,349)
Net increase (decrease)	(337,919)	$(5,844,738)
Year ended December 31, 2015
Shares sold	3,639,597	$65,500,165
Shares issued in reinvestment of distributions.	1,243,202	21,716,225
Shares redeemed	(3,123,898)	(56,120,357)
Net increase (decrease)	1,758,901	$31,096,033

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Growth
	Allocation Fund
	Shares	Amount
Class R Shares:
Six Months ended June 30, 2016
Shares sold	470,156	$7,744,259
Shares issued in reinvestment of distributions.	147,865	2,397,791
Shares redeemed	(1,924,084)	(31,544,796)
Net increase (decrease)	(1,306,063)	$(21,402,746)
Year ended December 31, 2015
Shares sold	1,196,134	$21,889,834
Shares issued in reinvestment of distributions.	600,945	10,634,648
Shares redeemed	(2,955,040)	(54,095,893)
Net increase (decrease)	(1,157,961)	$(21,571,411)
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	44,252	$739,220
Shares issued in reinvestment of distributions.	3,460	57,138
Shares redeemed	(21,685)	(365,212)
Net increase (decrease)	26,027	$431,146
Year ended December 31, 2015
Shares sold	55,117	$1,017,221
Shares issued in reinvestment of distributions.	9,933	176,833
Shares redeemed	(9,866)	(180,610)
Net increase (decrease)	55,184	$1,013,444
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	484,630	$8,238,674
Shares issued in reinvestment of distributions.	57,409	948,090
Shares redeemed	(394,259)	(6,499,372)
Net increase (decrease)	147,780	$2,687,392
Year ended December 31, 2015
Shares sold	489,563	$8,999,282
Shares issued in reinvestment of distributions.	193,785	3,467,793
Shares redeemed	(594,699)	(11,131,608)
Net increase (decrease)	88,649	$1,335,467

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

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3.	Transactions with Affiliates (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$171,541	$310,351	$286,395
CDSC retained.	$37,834	$46,097	$25,292

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$342,297	$626,289	$507,103

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the period ended June 30, 2016, were as follows:

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	5,291,099	402,500	(139,628)	5,553,971	$37,822,546	$—	$(377,740)	26.6%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,435,394	174,081	(187,966)	1,421,509	$68,815,257	$—	$111,576	2.3%
Franklin Emerging Market Debt
Opportunities Fund	5,125,963	—	(5,125,963)	—	—[a]	—	(9,272,099)	—

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								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Growth Fund, Class R6	2,174,815	98,144	(268,765)	2,004,194	$149,272,384	$—	$2,533,031	1.3%
Franklin Growth Opportunities Fund,
ClassR6	876,138	36,617	(247,740)	665,015	21,493,291	—	1,809,838	1.8%
Franklin International Growth Fund,
ClassR6	1,395,369	62,515	(171,774)	1,286,110	13,542,743	—	(155,733)	3.5%
Franklin International Small Cap Growth
Fund, Class R6	2,661,332	248,662	(344,248)	2,565,746	44,028,195	—	(177,697)	3.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	5,538,042	712,748	(12,464)	6,238,326	66,375,786	—	(4,737)	5.4%
Franklin Liberty Short Duration U.S.
Government ETF[b]	190,323	—	(190,323)	—	—[a]	15,281	(210,537)	—
Franklin Low Duration Total Return Fund,
ClassR6	21,856,514	3,027,800	(960,770)	23,923,544	236,364,613	1,565,042	(388,369)	9.2%
Franklin Mutual European Fund, Class R6 .	2,769,711	252,219	(357,690)	2,664,240	47,689,902	—	(2,140,728)	1.8%
Franklin Real Estate Securities Fund,
ClassR6	844,353	48,983	(104,766)	788,570	19,588,086	260,514	436,814	3.1%
Franklin Rising Dividends Fund, Class R6 .	2,022,338	100,777	(250,713)	1,872,402	97,065,329	471,758	1,575,023	0.6%
Franklin Small Cap Growth Fund,
ClassR6	543,995	24,882	(67,363)	501,514	8,941,986	—	(127,852)	0.3%
Franklin Strategic Income Fund, Class R6 .	10,291,767	616,392	(371,753)	10,536,406	99,147,580	1,853,714	(506,127)	1.3%
Franklin U.S. Government Securities Fund,
ClassR6	20,286,816	5,567,059	(884,593)	24,969,282	159,553,712	2,564,413	(258,352)	2.4%
Franklin Utilities Fund, Class R6	2,022,512	406,360	(286,020)	2,142,852	40,542,748	571,008	143,625	0.6%
Institutional Fiduciary Trust Money Market
Portfolio	33,334,181	138,493,251	(166,736,431)	5,091,001	5,091,001	—	—	—[c]
Templeton Foreign Fund, Class R6	8,594,475	387,157	(1,059,750)	7,921,882	49,907,853	—	(850,726)	0.8%
Templeton Frontier Markets Fund,
ClassR6	1,372,510	51,954	(579,868)	844,596	8,927,381	—	(2,900,888)	4.2%
Templeton Global Total Return Fund,
ClassR6	27,972,399	1,470,168	(3,446,212)	25,996,355	295,838,516	4,968,179	(10,596,637)	5.1%
Total Non-Controlled Affiliates					$1,432,186,363	$12,269,909	$(20,980,575)
Total					$1,470,008,909	$12,269,909	$(21,358,315)

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	8,074,252	476,429	(145,743)	8,404,938	$57,237,625	$—	$(587,572)	40.2%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,104,067	169,344	(270,286)	3,003,125	$145,381,281	$—	$92,408	4.9%
Franklin Emerging Market Debt
Opportunities Fund	4,703,524	—	(4,703,524)	—	—[a]	—	(6,713,070)	—
Franklin Growth Fund, Class R6	5,082,772	10,369	(420,845)	4,672,296	347,992,615	—	4,981,545	2.9%
Franklin Growth Opportunities Fund,
ClassR6	2,108,659	3,813	(389,686)	1,722,786	55,680,452	—	828,603	4.5%
Franklin International Growth Fund,
ClassR6	3,518,060	7,117	(291,452)	3,233,725	34,051,118	—	(233,050)	8.7%
Franklin International Small Cap Growth
Fund, Class R6	6,171,863	336,097	(538,888)	5,969,072	102,429,270	—	(191,149)	7.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	8,489,495	982,316	(8,758)	9,463,053	100,686,887	—	(3,328)	8.2%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty Short Duration U.S.
Government ETF[b]	217,513	—	(217,513)	—	$	—[a] $ 17,464		$(241,151)	—
Franklin Low Duration Total Return Fund,
ClassR6	20,488,108	3,944,016	(490,263)	23,941,861		236,545,591	1,514,228	(160,997)	9.2%
Franklin Mutual European Fund, Class R6 .	6,403,471	330,969	(556,501)	6,177,939		110,585,107	—	(3,172,782)	4.2%
Franklin Real Estate Securities Fund,
ClassR6	2,118,854	32,534	(176,937)	1,974,451		49,045,365	654,469	782,281	7.8%
Franklin Rising Dividends Fund, Class R6 .	4,580,581	30,748	(381,027)	4,230,302		219,298,843	1,068,650	2,733,404	1.3%
Franklin Small Cap Growth Fund,
ClassR6	1,319,381	2,674	(108,651)	1,213,404		21,634,991	—	(187,304)	0.8%
Franklin Strategic Income Fund, Class R6 .	9,426,160	857,957	(205,685)	10,078,432		94,838,046	1,737,795	(206,451)	1.3%
Franklin U.S. Government Securities Fund,
ClassR6	18,160,278	5,662,641	(476,560)	23,346,359		149,183,233	2,353,812	(104,465)	2.3%
Franklin Utilities Fund, Class R6	5,431,764	89,856	(455,824)	5,065,796		95,844,855	1,331,070	1,349,320	1.4%
Institutional Fiduciary Trust Money Market
Portfolio	60,006,957	154,335,592	(210,018,028)	4,324,521		4,324,521	—	—	—[c]
Templeton Foreign Fund, Class R6	19,839,565	40,115	(1,640,244)	18,239,436		114,908,449	—	(1,265,342)	1.9%
Templeton Frontier Markets Fund,
ClassR6	3,562,592	4,907	(1,379,205)	2,188,294		23,130,270	—	(7,026,536)	11.0%
Templeton Global Total Return Fund,
ClassR6	25,025,106	2,021,285	(2,863,699)	24,182,692		275,199,033	4,541,702	(8,771,274)	4.7%
Total Non-Controlled Affiliates						$2,180,759,927	$13,219,190	$(17,509,338)
Total						$2,237,997,552	$13,219,190	$(18,096,910)

Franklin Growth Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,375,363	108,992	(174,518)	2,309,837		$111,819,191	$—	$(28,319)	3.8%
Franklin Emerging Market Debt
Opportunities Fund	891,959	—	(891,959)	—		—[a]	—	(849,788)	—
Franklin Growth Fund, Class R6	3,603,484	26,285	(255,003)	3,374,766		251,352,559	—	1,815,341	2.1%
Franklin Growth Opportunities Fund,
ClassR6	1,683,916	12,353	(241,956)	1,454,313		47,003,405	—	(10,497)	3.8%
Franklin International Growth Fund,
ClassR6	2,523,677	18,457	(178,092)	2,364,042		24,893,358	—	(149,890)	6.3%
Franklin International Small Cap Growth
Fund, Class R6	4,926,476	319,717	(368,255)	4,877,938		83,705,426	—	(1,213,708)	5.8%
Franklin K2 Alternative Strategies Fund,
ClassR6	4,773,803	554,534	(7,881)	5,320,456		56,609,652	—	(2,995)	4.6%
Franklin Liberty Short Duration U.S.
Government ETF[b]	43,840	—	(43,840)	—		—[a]	3,520	(48,487)	—
Franklin Low Duration Total Return Fund,
ClassR6	4,043,897	1,580,932	(25,966)	5,598,863		55,316,769	309,818	(8,486)	2.1%
Franklin Mutual European Fund, Class R6 .	4,754,170	313,863	(355,854)	4,712,179		84,348,006	—	(2,138,134)	3.2%
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,504,698	239,643	(7,017)	4,737,324		32,261,178	—	(27,013)	22.6%
Franklin Real Estate Securities Fund,
ClassR6	1,627,427	33,846	(115,329)	1,545,944		38,401,243	512,121	415,227	6.1%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6 .	3,396,850	40,699	(241,417)	3,196,132	$165,687,495	$798,259	$1,060,743	1.0%
Franklin Small Cap Growth Fund,
ClassR6	919,432	6,615	(65,059)	860,988	15,351,416	—	(118,677)	0.6%
Franklin Strategic Income Fund, Class R6 .	1,841,518	497,130	(10,712)	2,327,936	21,905,881	359,970	(10,934)	0.3%
Franklin U.S. Government Securities Fund,
ClassR6	3,335,076	2,116,581	(25,026)	5,426,631	34,676,168	470,598	(2,828)	0.5%
Franklin Utilities Fund, Class R6	3,735,821	292,312	(281,380)	3,746,753	70,888,571	973,448	210,959	1.1%
Institutional Fiduciary Trust Money Market
Portfolio	31,962,324	88,474,717	(116,726,744)	3,710,297	3,710,297	—	—	—[c]
Templeton Foreign Fund, Class R6	15,493,988	112,359	(1,097,113)	14,509,234	91,408,175	—	(884,694)	1.5%
Templeton Frontier Markets Fund,
ClassR6	3,108,895	14,956	(1,178,713)	1,945,138	20,560,107	—	(7,032,524)	9.8%
Templeton Global Total Return Fund,
ClassR6	4,877,598	1,185,975	(536,752)	5,526,821	62,895,221	936,978	(1,671,419)	1.1%
Total					$1,272,794,118	$4,364,712	$(10,696,123)

aAs of June 30, 2016, no longer held by the fund.
bEffective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.
cRounds to less than 0.1%

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth Allocation
	Fund	Allocation Fund	Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.30%	0.29%	0.26%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2016, there were no credits earned.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,520,029,664	$2,139,428,374	$1,144,493,845

Unrealized appreciation	$169,167,161	$372,768,778	$267,227,446
Unrealized depreciation	(84,004,202)	(92,873,994)	(28,329,170)
Net unrealized appreciation (depreciation)	$85,162,959	$279,894,784	$238,898,276

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2016, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$194,169,977	$218,322,154	$137,383,342
Sales	$259,925,489	$339,823,213	$174,486,607

7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2016, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement for each of the separate funds comprising Franklin Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge reports, which utilized data from Lipper, Inc. (Lipper), compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Boards also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of such Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was generally satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished to it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided to Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation

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SHAREHOLDER INFORMATION

was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of the fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Broadridge reports furnished for the agreement renewals. The Broadridge report prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2015, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance. The Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets, energy and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short term returns and comparisons to peers.

Franklin Conservative Allocation Fund - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Broadridge report showed the Fund’s total return for 2015 to be in the second-lowest performing quintile of such performance universe, and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three- and 10-year periods, and the second-lowest performing quintile of such universe for the previous five-year period. The Board noted that the Fund’s performance reflects that of the funds in which it invests, which are more globally-oriented than peers and have a shorter duration. The Manager continues to evaluate allocations to these funds and consider an appropriate mix of exchange traded funds. The Board found the performance of the Fund in comparison to its Lipper performance universe as shown in the Broadridge report to be acceptable, noting its longer term performance.

Franklin Growth Allocation Fund - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Broadridge report showed the Fund’s 2015 total return to be in the middle performing quintile of such performance universe, and its total return on an annualized basis to be in the middle performing quintile of such universe during the previous three-year period, the second-lowest performing quintile for the previous five-year period, and the second-highest performing quintile of such universe during the previous 10-year period. The Board noted that the Fund’s performance reflects that of the funds in which it invests, which have had better longer term performance. The Manager continues to evaluate allocations to these funds and consider selectively adding ETFs to gain exposure to additional asset classes. The Board found the performance of the Fund in comparison to its Lipper performance universe as shown in the Broadridge report to be acceptable, noting its longer term performance.

Franklin Moderate Allocation Fund - The performance universe of this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Broadridge report showed the Fund’s 2015 total return to be in the middle performing quintile of such performance universe, and its total return on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, the second-lowest performing quintile of such universe for the previous five-year period, and the second-highest performing quintile of such universe for the previous 10-year period. The Board found such comparative performance to be acceptable, noting its longer term performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds, including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares for those funds with multiple share classes. The Broadridge report for Franklin Moderate Allocation Fund showed that its contractual management fee rate was less than one basis point above the median of its Lipper expense group, and its actual total expense ratio was within eight basis points above the median of its Lipper expense group with the waiver provided by management. The Broadridge report for Franklin Growth Allocation Fund showed its contractual management fee rate to be less than 10 basis points above the median of its Lipper expense group and its actual total expense ratio to be at the median for such expense group after a waiver. The Broadridge report for Franklin Conservative Allocation Fund showed its contractual management fee rate to be less than one basis point above the median of its Lipper expense group and its actual total expense ratio to be within 10 basis points above the median. The Board found the comparative expenses of these Funds as shown in the Broadridge reports to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with the service providers and counter-parties. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers (excluding those funds without an investment management agreement), the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by many of the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
June 30, 2016

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds Allocation Fund	11
Financial Highlights and Statements of Investments	18
Financial Statements	28
Notes to Financial Statements	31
Shareholder Information	38

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy expanded during the six months under review. An improvement in commodity prices including a rally in crude oil prices, accommodative monetary policy from various global central banks, finalization of the new debt deal for Greece and encouraging Chinese trade data toward period-end boosted market sentiment. However, global equity market volatility increased after the U.S. Federal Reserve’s (Fed’s) June decision to keep its federal funds target range unchanged, while providing a cautious stance on further interest rate hikes. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (EU), also known as the “Brexit,” contributed to volatile global stock markets.

Oil prices fell at the beginning of the review period, largely to strong global supply, but recovered in the period’s second half amid oilfield outages and continued demand growth. Meanwhile, commodity prices increased for most of the review period as oversupply for a host of commodities shrank and the market appeared to be on the path of rebalancing after hitting glut-induced bottom earlier in the year. Gold prices continued to rise following the Brexit referendum as some investors turned to safe haven investing. The U.S. dollar generally depreciated against most currencies during the period, which increased returns of many foreign assets in U.S. dollar terms. this environment, global developed market stocks overall, as measured by the MSCI World Index, rose slightly during the period.

The U.S. economy grew moderately, as measured by gross domestic product (GDP) in 2016’s first and second quarters, driven by consumer spending and exports. A decline in private inventory investment and nonresidential fixed investment contributed to the moderation. The Fed maintained its target interest rate during the review period after raising it for the first time in nine years at its December meeting. The Fed kept its target rate unchanged in its June meeting mainly due to a substantial slowdown in job additions toward period-end. The Fed expects economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

In Europe, slower U.K. economic growth continued in 2016’s first quarter as output slowed in construction, production and agriculture. Immediate effects of the Brexit materialized as U.K. stocks significantly declined and the pound sterling hit a three-decade low amid intensified selling. Credit rating agencies Standard & Poor’s and Fitch also downgraded the U.K.’s credit rating. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s annual inflation rate remained in negative territory for most of the review period; however, it rose marginally above zero in June.

Japan’s economy posted mixed results, contracting in 2015’s fourth quarter stemming from declining private and household consumption. However, the economy expanded during 2016’s first quarter as private consumption increased and business investment decreased less than initially believed. The Bank of Japan (BOJ) took several actions during the review period. In January, to boost lending and support inflation, the BOJ introduced a negative interest rate on excess reserves held at the central bank by financial institutions. In April, the BOJ further reduced its GDP and inflation forecasts for fiscal year 2016, and decided against additional quantitative easing measures. However, after the U.K.’s vote in June to leave the EU, the BOJ hinted at carrying out flexible open market operations to stabilize its financial markets.

In emerging markets, economic growth generally moderated during the review period. Brazil’s economy witnessed its longest recession since the 1930s amid political and economic turmoil, while Russia’s economy continued to contract. The Bank of Russia reduced its key interest rate in an attempt to revive its economy. China’s economic growth slowed marginally in 2016’s first quarter compared to the previous quarter, but remained largely in line with the government’s target. The People’s Bank of China cut its cash reserve requirement ratio for the country’s banks and effectively devalued the renminbi against the U.S. dollar to the lowest level in more than five years. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Semiannual Report 3

Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares delivered a -0.73% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +3.84% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a +1.02% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500, while Franklin Flex Cap Growth Fund – Class R6 and Franklin Growth Fund –Class R6 underperformed the index. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 22.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FTCOX)	$16.03	$16.80	-$	0.77
C (FTCLX)	$15.78	$16.61	-$	0.83
R (N/A)	$16.02	$16.81	-$	0.79
Advisor (FCAZX)	$16.08	$16.82	-$	0.74

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0063	$0.6212		$0.6275
C	$0.0063	$0.6212		$0.6275
R	$0.0063	$0.6212		$0.6275
Advisor	$0.0063	$0.6212		$0.6275

See page 8 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.02%
6-Month	-0.73%	-6.41%	$9,359
1-Year	-5.01%	-10.47%	$8,953
5-Year	+43.15%	+6.18%	$13,497
10-Year	+65.82%	+4.57%	$15,631
C				1.77%
6-Month	-1.10%	-2.05%	$9,795
1-Year	-5.73%	-6.62%	$9,338
5-Year	+38.09%	+6.67%	$13,809
10-Year	+54.48%	+4.44%	$15,448
R				1.27%
6-Month	-0.84%	-0.84%	$9,916
1-Year	-5.25%	-5.25%	$9,475
5-Year	+41.61%	+7.21%	$14,161
10-Year	+62.43%	+4.97%	$16,243
Advisor				0.77%
6-Month	-0.55%	-0.55%	$9,945
1-Year	-4.76%	-4.76%	$9,524
5-Year	+45.23%	+7.75%	$14,523
10-Year	+70.77%	+5.50%	$17,077

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN COREFOLIO ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$992.70	$2.23	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.26	$5.12
C
Actual	$1,000	$989.00	$5.93	$8.75
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.02	$8.87
R
Actual	$1,000	$991.60	$3.47	$6.29
Hypothetical (5% return before expenses)	$1,000	$1,021.38	$3.52	$6.37
Advisor
Actual	$1,000	$994.50	$0.99	$3.82
Hypothetical (5% return before expenses)	$1,000	$1,023.87	$1.01	$3.87

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.45%; C: 1.20%; R: 0.70%; and Advisor: 0.20%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.02%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +2.65% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +3.84% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a +1.02% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33S% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

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Semiannual Report 11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15	Change
A (FFALX)	$12.32	$12.14	+$0.18
C (FFACX)	$12.14	$11.96	+$0.18
R (FFARX)	$12.34	$12.16	+$0.18
Advisor (FFAAX)	$12.39	$12.20	+$0.19

Distributions[1] (1/1/16–6/30/16)
	Dividend
Share Class	Income
A	$0.1372
C	$0.0955
R	$0.1251
Advisor	$0.1513

See page 15 for Performance Summary footnotes.

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Semiannual Report 13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.00%
6-Month	+2.65%	-3.25%	$9,675
1-Year	-4.49%	-9.97%	$9,003
5-Year	+31.70%	+4.42%	$12,413
10-Year	+47.53%	+3.35%	$13,908
C				1.75%
6-Month	+2.33%	+1.33%	$10,133
1-Year	-5.14%	-6.07%	$9,393
5-Year	+26.85%	+4.87%	$12,685
10-Year	+37.25%	+3.22%	$13,725
R				1.25%
6-Month	+2.54%	+2.54%	$10,254
1-Year	-4.71%	-4.71%	$9,529
5-Year	+30.04%	+5.39%	$13,004
10-Year	+44.07%	+3.72%	$14,407
Advisor				0.75%
6-Month	+2.84%	+2.84%	$10,284
1-Year	-4.22%	-4.22%	$9,578
5-Year	+33.31%	+5.92%	$13,331
10-Year	+51.52%	+4.24%	$15,152

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

14 Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 15

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 Semiannual Report

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		FRANKLIN FOUNDING FUNDS ALLOCATION FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,026.50	$2.17	$5.14
Hypothetical (5% return before expenses)	$1,000	$1,022.73	$2.16	$5.12
C
Actual	$1,000	$1,023.30	$5.94	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$5.92	$8.87
R
Actual	$1,000	$1,025.40	$3.42	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.42	$6.37
Advisor
Actual	$1,000	$1,028.40	$0.91	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,023.97	$0.91	$3.87

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.43%; C: 1.18%; R: 0.68%; and Advisor: 0.18%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.02%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Semiannual Report 17

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.80	$18.00	$17.61	$13.57	$11.93	$12.41
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.04)	0.14	0.23	0.11	0.11	0.11
Net realized and unrealized gains (losses)	(0.10)	(0.32)	0.91	4.09	1.65	(0.47)
Total from investment operations	(0.14)	(0.18)	1.14	4.20	1.76	(0.36)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.16)	(0.29)	(0.16)	(0.12)	(0.12)
Net realized gains	(0.62)	(0.86)	(0.46)	—	—	—
Total distributions	(0.63)	(1.02)	(0.75)	(0.16)	(0.12)	(0.12)
Net asset value, end of period	$16.03	$16.80	$18.00	$17.61	$13.57	$11.93

Total return[d]	(0.73)%	(1.20)%	6.48%	31.01%	14.80%	(2.90)%

Ratios to average net assets[e]
Expenses[f]	0.45%[g]	0.47%[g]	0.48%[g]	0.44%	0.36%	0.39%
Net investment income (loss)[c]	(0.45)%	0.80%	1.27%	0.68%	0.86%	0.89%

Supplemental data
Net assets, end of period (000’s)	$491,647	$523,540	$558,862	$558,124	$449,252	$418,444
Portfolio turnover rate	0.30%	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.57% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.61	$17.81	$17.44	$13.45	$11.82	$12.30
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.10)	0.02	0.10	(—)[d]	0.02	0.02
Net realized and unrealized gains (losses)	(0.10)	(0.33)	0.89	4.04	1.64	(0.47)
Total from investment operations	(0.20)	(0.31)	0.99	4.04	1.66	(0.45)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.03)	(0.16)	(0.05)	(0.03)	(0.03)
Net realized gains	(0.62)	(0.86)	(0.46)	—	—	—
Total distributions	(0.63)	(0.89)	(0.62)	(0.05)	(0.03)	(0.03)
Net asset value, end of period	$15.78	$16.61	$17.81	$17.44	$13.45	$11.82

Total return[e]	(1.10)%	(1.92)%	5.69%	30.09%	14.04%	(3.67)%

Ratios to average net assets[f]
Expenses[g]	1.20%[h]	1.19%[h]	1.19%[h]	1.15%	1.07%	1.10%
Net investment income (loss)[c]	(1.20)%	0.08%	0.56%	(0.03)%	0.15%	0.18%

Supplemental data
Net assets, end of period (000’s)	$160,459	$172,116	$176,680	$176,332	$142,879	$138,447
Portfolio turnover rate	0.30%	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dRounds to less than 0.01%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.57% for the period ended June 30, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.81	$18.01	$17.60	$13.56	$11.93	$12.41
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.06)	0.10	0.16	0.06	0.09	0.08
Net realized and unrealized gains (losses)	(0.10)	(0.32)	0.95	4.11	1.64	(0.47)
Total from investment operations	(0.16)	(0.22)	1.11	4.17	1.73	(0.39)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.12)	(0.24)	(0.13)	(0.10)	(0.09)
Net realized gains	(0.62)	(0.86)	(0.46)	—	—	—
Total distributions	(0.63)	(0.98)	(0.70)	(0.13)	(0.10)	(0.09)
Net asset value, end of period	$16.02	$16.81	$18.01	$17.60	$13.56	$11.93

Total return[d]	(0.84)%	(1.43)%	6.30%	30.76%	14.49%	(3.15)%

Ratios to average net assets[e]
Expenses[f]	0.70%[g]	0.69%[g]	0.69%[g]	0.65%	0.57%	0.60%
Net investment income (loss)[c]	(0.70)%	0.58%	1.06%	0.47%	0.65%	0.68%

Supplemental data
Net assets, end of period (000’s)	$1,460	$1,423	$1,545	$1,903	$1,856	$1,686
Portfolio turnover rate	0.30%	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.57% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.82	$18.03	$17.64	$13.59	$11.95	$12.44
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.02)	0.21	0.32	0.18	0.18	0.17
Net realized and unrealized gains (losses)	(0.09)	(0.35)	0.88	4.08	1.62	(0.50)
Total from investment operations	(0.11)	(0.14)	1.20	4.26	1.80	(0.33)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.21)	(0.35)	(0.21)	(0.16)	(0.16)
Net realized gains	(0.62)	(0.86)	(0.46)	—	—	—
Total distributions	(0.63)	(1.07)	(0.81)	(0.21)	(0.16)	(0.16)
Net asset value, end of period	$16.08	$16.82	$18.03	$17.64	$13.59	$11.95

Total return[d]	(0.55)%	(0.96)%	6.79%	31.38%	15.11%	(2.67)%

Ratios to average net assets[e]
Expenses[f]	0.20%[g]	0.19%[g]	0.19%[g]	0.15%	0.07%	0.10%
Net investment income (loss)[c]	(0.20)%	1.08%	1.56%	0.97%	1.15%	1.18%

Supplemental data
Net assets, end of period (000’s)	$18,908	$19,396	$18,918	$15,495	$10,245	$7,815
Portfolio turnover rate	0.30%	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.57% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 75.6%
[a,b] Franklin Flex Cap Growth Fund, Class R6	3,714,027	$168,134,010
[a] Franklin Growth Fund, Class R6	2,277,266	169,610,800
[a] Franklin Mutual Shares Fund, Class R6	6,306,572	170,971,163
		508,715,973
Foreign Equity 24.5%
[a] Templeton Growth Fund Inc., Class R6	7,751,062	164,477,535
Total Investments in Underlying Funds (Cost $538,179,633)		673,193,508
Other Assets, less Liabilities (0.1)%		(720,151)
Net Assets 100.0%		$672,473,357

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.14	$13.31	$13.37	$11.14	$9.88	$10.46
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.35	0.46	0.32	0.35	0.35
Net realized and unrealized gains (losses)	0.22	(1.16)	(0.06)	2.29	1.28	(0.55)
Total from investment operations	0.32	(0.81)	0.40	2.61	1.63	(0.20)
Less distributions from net investment income .	(0.14)	(0.36)	(0.46)	(0.38)	(0.37)	(0.38)
Net asset value, end of period	$12.32	$12.14	$13.31	$13.37	$11.14	$9.88

Total return[d]	2.65%	(6.18)%	2.92%	23.64%	16.76%	(1.95)%

Ratios to average net assets[e]
Expenses[f]	0.43%[g]	0.41%[g]	0.41%[g]	0.39%	0.33%	0.34%
Net investment income[c]	1.60%	2.65%	3.35%	2.63%	3.24%	3.36%

Supplemental data
Net assets, end of period (000’s)	$3,222,716	$3,346,192	$3,958,706	$4,170,045	$3,766,640	$3,773,080
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.96	$13.11	$13.18	$10.99	$9.75	$10.32
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.25	0.35	0.23	0.26	0.27
Net realized and unrealized gains (losses)	0.23	(1.14)	(0.07)	2.25	1.27	(0.54)
Total from investment operations	0.28	(0.89)	0.28	2.48	1.53	(0.27)
Less distributions from net investment income .	(0.10)	(0.26)	(0.35)	(0.29)	(0.29)	(0.30)
Net asset value, end of period	$12.14	$11.96	$13.11	$13.18	$10.99	$9.75

Total return[d]	2.33%	(6.85)%	2.12%	22.69%	15.87%	(2.65)%

Ratios to average net assets[e]
Expenses[f]	1.18%[g]	1.16%[g]	1.16%[g]	1.14%	1.08%	1.09%
Net investment income[c]	0.85%	1.90%	2.60%	1.88%	2.49%	2.61%

Supplemental data
Net assets, end of period (000’s)	$1,379,337	$1,458,281	$1,745,766	$1,829,111	$1,657,087	$1,743,292
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.16	$13.33	$13.39	$11.16	$9.89	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.08	0.32	0.44	0.29	0.31	0.35
Net realized and unrealized gains (losses)	0.23	(1.16)	(0.08)	2.29	1.30	(0.58)
Total from investment operations	0.31	(0.84)	0.36	2.58	1.61	(0.23)
Less distributions from net investment income .	(0.13)	(0.33)	(0.42)	(0.35)	(0.34)	(0.36)
Net asset value, end of period	$12.34	$12.16	$13.33	$13.39	$11.16	$9.89

Total return[d]	2.54%	(6.40)%	2.68%	23.28%	16.52%	(2.27)%

Ratios to average net assets[e]
Expenses[f]	0.68%[g]	0.66%[g]	0.66%[g]	0.64%	0.58%	0.59%
Net investment income[c]	1.35%	2.40%	3.10%	2.38%	2.99%	3.11%

Supplemental data
Net assets, end of period (000’s)	$10,794	$10,724	$11,619	$10,597	$10,058	$11,922
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$13.38	$13.44	$11.20	$9.93	$10.52
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.39	0.53	0.39	0.38	0.39
Net realized and unrealized gains (losses)	0.23	(1.18)	(0.10)	2.26	1.29	(0.57)
Total from investment operations	0.34	(0.79)	0.43	2.65	1.67	(0.18)
Less distributions from net investment income .	(0.15)	(0.39)	(0.49)	(0.41)	(0.40)	(0.41)
Net asset value, end of period	$12.39	$12.20	$13.38	$13.44	$11.20	$9.93

Total return[d]	2.84%	(5.98)%	3.17%	23.93%	17.08%	(1.78)%

Ratios to average net assets[e]
Expenses[f]	0.18%[g]	0.16%[g]	0.16%[g]	0.14%	0.08%	0.09%
Net investment income[c]	1.85%	2.90%	3.60%	2.88%	3.49%	3.61%

Supplemental data
Net assets, end of period (000’s)	$119,752	$123,966	$141,932	$114,369	$71,487	$72,427
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 99.5%
Domestic Equity 33.7%
[a] Franklin Mutual Shares Fund, Class R6	58,817,351	$1,594,538,384
Domestic Hybrid 33.6%
[a] Franklin Income Fund, Class R6	731,309,347	1,586,941,283
Foreign Equity 32.2%
[a] Templeton Growth Fund Inc., Class R6	71,877,197	1,525,234,126
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,844,660,876)		4,706,713,793

Short Term Investments (Cost $20,296,232) 0.4%
Money Market Funds 0.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio.	20,296,232	20,296,232
Total Investments in Underlying Funds (Cost $4,864,957,108) 99.9%.		4,727,010,025
Other Assets, less Liabilities 0.1%		5,588,930
Net Assets 100.0%		$4,732,598,955

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2016 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$538,179,633	$4,864,957,108
Value - Non-controlled affiliates (Note 3e)	$673,193,508	$4,727,010,025
Receivables:
Investment securities sold	1,300,000	13,000,000
Capital shares sold	635,366	3,265,844
Other assets	310	2,175
Total assets	675,129,184	4,743,278,044
Liabilities:
Payables:
Capital shares redeemed	1,465,817	5,844,631
Administrative fees	16,653	115,779
Distribution fees	479,394	3,678,169
Transfer agent fees	100,264	866,498
Funds advanced by custodian	574,600	—
Accrued expenses and other liabilities.	19,099	174,012
Total liabilities	2,655,827	10,679,089
Net assets, at value	$672,473,357	$4,732,598,955
Net assets consist of:
Paid-in capital	$541,446,725	$7,261,733,432
Undistributed net investment income (loss)	(2,092,204)	—
Distributions in excess of net investment income	—	(1,254,773)
Net unrealized appreciation (depreciation)	135,013,875	(137,947,083)
Accumulated net realized gain (loss)	(1,895,039)	(2,389,932,621)
Net assets, at value	$672,473,357	$4,732,598,955
Class A:
Net assets, at value	$491,647,252	$3,222,715,650
Shares outstanding.	30,667,490	261,535,169
Net asset value per share[a]	$16.03	$12.32
Maximum offering price per share (net asset value per share ÷ 94.25%)	$17.01	$13.07
Class C:
Net assets, at value	$160,458,849	$1,379,336,563
Shares outstanding.	10,166,470	113,634,744
Net asset value and maximum offering price per share[a]	$15.78	$12.14
Class R:
Net assets, at value	$1,459,707	$10,794,479
Shares outstanding.	91,131	874,812
Net asset value and maximum offering price per share	$16.02	$12.34
Advisor Class:
Net assets, at value	$18,907,549	$119,752,263
Shares outstanding.	1,175,928	9,663,919
Net asset value and maximum offering price per share	$16.08	$12.39

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2016 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$—	$47,566,432
Expenses:
Administrative fee (Note 3a)	100,280	703,195
Distribution fees: (Note 3b)
Class A	610,605	3,979,367
Class C	802,587	6,876,363
Class R	3,350	25,157
Transfer agent fees: (Note 3d)
Class A	346,326	2,138,246
Class C	113,801	924,498
Class R	949	6,758
Advisor Class.	12,979	79,457
Reports to shareholders	32,643	240,109
Registration and filing fees	41,178	77,182
Professional fees	15,821	30,045
Trustees’ fees and expenses	2,790	20,605
Other	6,038	26,889
Total expenses	2,089,347	15,127,871
Expenses waived/paid by affiliates (Note 3e)	(94)	(6,658)
Net expenses.	2,089,253	15,121,213
Net investment income (loss)	(2,089,253)	32,445,219
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	1,883,084	(3,958,529)
Net change in unrealized appreciation (depreciation) on investments	(6,730,443)	85,906,343
Net realized and unrealized gain (loss)	(4,847,359)	81,947,814
Net increase (decrease) in net assets resulting from operations	$(6,936,612)	$114,393,033

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,089,253)	$4,810,657	$32,445,219	$134,996,183
Net realized gain (loss)	1,883,084	44,600,689	(3,958,529)	182,112,276
Net change in unrealized appreciation
(depreciation)	(6,730,443)	(59,102,865)	85,906,343	(658,109,619)
Net increase (decrease) in net
assets resulting from operations .	(6,936,612)	(9,691,519)	114,393,033	(341,001,160)
Distributions to shareholders from:
Net investment income:
Class A	(186,402)	(4,857,615)	(35,530,020)	(98,500,766)
Class C	(61,844)	(344,671)	(10,794,948)	(31,651,129)
Class R	(552)	(9,705)	(108,017)	(288,382)
Advisor Class	(7,174)	(237,700)	(1,457,863)	(4,014,176)
Net realized gains:
Class A	(18,376,273)	(26,103,339)	—	—
Class C	(6,098,027)	(8,598,561)	—	—
Class R	(54,402)	(72,612)	—	—
Advisor Class	(707,392)	(921,242)	—	—
Total distributions to shareholders.	(25,492,066)	(41,145,445)	(47,890,848)	(134,454,453)
Capital share transactions: (Note 2)
Class A	(8,693,997)	1,681,278	(169,368,416)	(291,816,141)
Class C	(3,351,292)	7,843,594	(97,690,211)	(145,892,163)
Class R	103,072	(17,938)	(63,462)	143,883
Advisor Class	369,343	1,799,263	(5,943,797)	(5,840,597)
Total capital share transactions	(11,572,874)	11,306,197	(273,065,886)	(443,405,018)
Net increase (decrease) in net
assets	(44,001,552)	(39,530,767)	(206,563,701)	(918,860,631)
Net assets:
Beginning of period	716,474,909	756,005,676	4,939,162,656	5,858,023,287
End of period	$672,473,357	$716,474,909	$4,732,598,955	$4,939,162,656
Undistributed net investment income (loss)
included in net assets:
End of period	$(2,092,204)	$253,021	$—	$14,190,856
Distributions in excess of net investment
income included in net assets:
End of period	$—	$—	$(1,254,773)	$—

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

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Semiannual Report 31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	1,064,285	$17,137,966	5,959,838	$71,489,157
Shares issued in reinvestment of distributions	1,170,660	18,168,645	2,873,925	34,257,178
Shares redeemed	(2,731,124)	(44,000,608)	(22,991,615)	(275,114,751)
Net increase (decrease)	(496,179)	$(8,693,997)	(14,157,852)	$(169,368,416)
Year ended December 31, 2015
Shares sold	3,001,182	$54,267,449	18,163,303	$240,044,331
Shares issued in reinvestment of distributions	1,707,783	30,211,212	7,502,937	94,732,766
Shares redeemed	(4,587,530)	(82,797,383)	(47,501,150)	(626,593,238)
Net increase (decrease)	121,435	$1,681,278	(21,834,910)	$(291,816,141)
Class C Shares:
Six Months ended June 30, 2016
Shares sold	438,125	$6,940,640	2,692,273	$31,679,936
Shares issued in reinvestment of distributions	387,955	5,927,948	854,053	10,035,120
Shares redeemed	(1,020,886)	(16,219,880)	(11,842,128)	(139,405,267)
Net increase (decrease)	(194,806)	$(3,351,292)	(8,295,802)	$(97,690,211)
Year ended December 31, 2015
Shares sold	1,337,864	$23,778,283	7,259,845	$93,929,359
Shares issued in reinvestment of distributions	489,808	8,602,866	2,368,889	29,282,876
Shares redeemed	(1,384,615)	(24,537,555)	(20,826,861)	(269,104,398)
Net increase (decrease)	443,057	$7,843,594	(11,198,127)	$(145,892,163)

32 Semiannual Report

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		FRANKLIN FUND ALLOCATOR SERIES
	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2016
Shares sold	9,460	$156,151	109,459	$1,318,599
Shares issued in reinvestment of distributions	3,543	54,953	8,860	105,786
Shares redeemed	(6,521)	(108,032)	(125,516)	(1,487,847)
Net increase (decrease)	6,482	$103,072	(7,197)	$(63,462)
Year ended December 31, 2015
Shares sold	2,501	$44,950	157,570	$2,082,811
Shares issued in reinvestment of distributions	4,643	82,317	22,443	283,329
Shares redeemed	(8,291)	(145,205)	(169,724)	(2,222,257)
Net increase (decrease)	(1,147)	$(17,938)	10,289	$143,883
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	65,392	$1,080,288	1,111,125	$13,307,993
Shares issued in reinvestment of distributions	37,141	578,294	111,563	1,337,647
Shares redeemed	(79,475)	(1,289,239)	(1,716,082)	(20,589,437)
Net increase (decrease)	23,058	$369,343	(493,394)	$(5,943,797)
Year ended December 31, 2015
Shares sold	253,472	$4,523,516	2,770,971	$36,825,401
Shares issued in reinvestment of distributions	53,169	939,787	291,017	3,703,795
Shares redeemed	(202,887)	(3,664,040)	(3,514,049)	(46,369,793)
Net increase (decrease)	103,754	$1,799,263	(452,061)	$(5,840,597)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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Semiannual Report 33

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
b.	Distribution Fees (continued)

costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$67,665	$291,689
CDSC retained.	$7,329	$27,218

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended June 30, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$304,819	$1,458,439

e. Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments in Underlying Funds for the period ended June 30, 2016, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Flex Cap Growth Fund, Class R6	3,801,458	7,527	(94,958)	3,714,027	$168,134,010	$—	$(430,373)	5.8%
Franklin Growth Fund, Class R6	2,473,407	7,261	(203,402)	2,277,266	169,610,800	—	2,929,916	1.4%
Franklin Mutual Shares Fund, Class R6	6,905,289	12,871	(611,588)	6,306,572	170,971,163	—	(175,244)	1.1%
Institutional Fiduciary Trust Money Market
Portfolio	1,313,882	18,650,470	(19,964,352)	—	—[a]	—	—	—
Templeton Growth Fund Inc., Class R6	7,963,031	39,812	(251,781)	7,751,062	164,477,535	—	(441,215)	1.3%
Total					$673,193,508	$—	$1,883,084

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	786,503,572	22,971,123	(78,165,348)	731,309,347	$1,586,941,283	$47,566,432	$(15,991,181)	2.1%
Franklin Mutual Shares Fund, Class R6	63,039,216	—	(4,221,865)	58,817,351	1,594,538,384	—	12,278,919	10.6%
Institutional Fiduciary Trust Money Market
Portfolio	42,916,312	167,146,449	(189,766,529)	20,296,232	20,296,232	—	—	0.1%
Templeton Growth Fund Inc., Class R6	74,595,691	136,612	(2,855,106)	71,877,197	1,525,234,126	—	(246,267)	11.8%
Total					$4,727,010,025	$47,566,432	$(3,958,529)

aAs of June 30, 2016, no longer held by the fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2015, the capital loss carryforwards were as follows:

Franklin
Founding Funds
Allocation Fund
Capital loss carryforwards subject to expiration:
2016	$666,677,037
2017	1,091,470,427
2018	465,945,460
Long term capital loss carryforwards not subject to
expiration	133,217,452
Total capital loss carryforwards	$2,357,310,376

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Cost of investments	$542,070,334	$4,893,079,456

Unrealized appreciation	$137,922,417	$164,276,764
Unrealized depreciation	(6,799,243)	(330,346,195)
Net unrealized appreciation (depreciation)	$131,123,174	$(166,069,431)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

5. Investment Transactions

Purchases and sales of investments of Underlying Funds (excluding short term securities) for the period ended June 30, 2016, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Purchases	$2,049,826	$3,000,000
Sales	$39,983,158	$330,894,477

6. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2016, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
June 30, 2016

Franklin Fund Allocator Series

Franklin LifeSmart™

Retirement Income Fund
Formerly, 2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	3
Franklin LifeSmart™ Retirement Income Fund	4
Franklin LifeSmart™ 2020 Retirement Target Fund	12
Franklin LifeSmart™ 2025 Retirement Target Fund	19
Franklin LifeSmart™ 2030 Retirement Target Fund	26
Franklin LifeSmart™ 2035 Retirement Target Fund	33
Franklin LifeSmart™ 2040 Retirement Target Fund	40
Franklin LifeSmart™ 2045 Retirement Target Fund	47
Franklin LifeSmart™ 2050 Retirement Target Fund	54
Franklin LifeSmart™ 2055 Retirement Target Fund	61
Financial Highlights and Statements of Investments	68
Financial Statements	122
Notes to Financial Statements	136
Shareholder Information	158

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy expanded during the six months under review. An improvement in commodity prices including a rally in crude oil prices, accommodative monetary policy from various global central banks, finalization of the new debt deal for Greece and encouraging Chinese trade data toward period-end boosted market sentiment. However, global equity market volatility increased after the U.S. Federal Reserve’s (Fed’s) June decision to keep its federal funds target range unchanged, while providing a cautious stance on further interest rate hikes. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (EU), also known as the “Brexit,” contributed to volatile global stock markets.

Oil prices fell at the beginning of the review period, largely due to strong global supply, but recovered in the period’s second half amid oilfield outages and continued demand growth. Meanwhile, commodity prices increased for most of the review period as oversupply for a host of commodities shrank and the market appeared to be on the path of rebalancing after hitting a glut-induced bottom earlier in the year. Gold prices continued to rise following the Brexit referendum as some investors turned to safe haven investing. The U.S. dollar generally depreciated against most currencies during the period, which increased returns of many foreign assets in U.S. dollar terms. In this environment, global developed market stocks overall, as measured by the MSCI World Index, rose slightly during the period.

The U.S. economy grew moderately, as measured by gross domestic product (GDP) in 2016’s first and second quarters, driven by consumer spending and exports. A decline in private inventory investment and nonresidential fixed investment contributed to the moderation. The Fed maintained its target interest rate during the review period after raising it for the first time in nine years at its December meeting. The Fed kept its target rate unchanged in its June meeting mainly due to a substantial slowdown in job additions toward period-end. The Fed expects economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

In Europe, slower U.K. economic growth continued in 2016’s first quarter as output slowed in construction, production and agriculture. Immediate effects of the Brexit materialized as U.K. stocks significantly declined and the pound sterling hit a three-decade low amid intensified selling. Credit rating agencies Standard & Poor’s and Fitch also downgraded the U.K.’s credit rating. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s annual inflation rate remained in negative territory for most of the review period; however, it rose marginally above zero in June.

Japan’s economy posted mixed results, contracting in 2015’s fourth quarter stemming from declining private and household consumption. However, the economy expanded during 2016’s first quarter as private consumption increased and business investment decreased less than initially believed. The Bank of Japan (BOJ) took several actions during the review period. In January, to boost lending and support inflation, the BOJ introduced a negative interest rate on excess reserves held at the central bank by financial institutions. In April, the BOJ further reduced its GDP and inflation forecasts for fiscal year 2016, and decided against additional quantitative easing measures. However, after the U.K.’s vote in June to leave the EU, the BOJ hinted at carrying out flexible open market operations to stabilize its financial markets.

In emerging markets, economic growth generally moderated during the review period. Brazil’s economy witnessed its longest recession since the 1930s amid political and economic turmoil, while Russia’s economy continued to contract. The Bank of Russia reduced its key interest rate in an attempt to revive its economy. China’s economic growth slowed marginally in 2016’s first quarter compared to the previous quarter, but remained largely in line with the government’s target. The People’s Bank of China cut its cash reserve requirement ratio for the country’s banks and effectively devalued the renminbi against the U.S. dollar to the lowest level in more than five years. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Semiannual Report 3

Franklin LifeSmart Retirement Income Fund

Formerly, Franklin LifeSmart 2015 Retirement Target Fund

This semiannual report for Franklin LifeSmart Retirement Income Fund covers the period ended June 30, 2016.

As previously communicated, the Fund changed its investment goal and strategies effective May 1, 2016. Previously, the Fund’s goal was to seek the highest level of long-term total return, which consists of capital appreciation and income. Effective May 1, 2016, the Fund changed its goal and main investments as described below.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +1.81% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, delivered a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level.

In order to generate additional income for the Fund, we employ an income generation strategy. Under this strategy, we regularly engage in: (1) a direct covered call strategy by writing covered call options on equity indexes, equity ETFs and equity

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 73.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Floating Rate Daily Access Fund – Class R6	16.9%
Franklin U.S. Government Securities Fund –
Class R6	15.9%
Franklin Income Fund – Class R6	14.8%
Franklin Strategic Income Fund – Class R6	14.0%
Templeton Global Total Return Fund – Class R6	13.8%
iShares iBoxx High Yield Corporate Bond ETF	8.9%
iShares U.S. Preferred Stock ETF	8.9%
Franklin Utilities Fund – Class R6	3.2%
Franklin Mutual European Fund – Class R6	2.8%

index futures; and (2) an indirect covered call strategy through the use of equity index-linked notes, which are notes that synthetically combine the return of the ownership of an equity index and a covered call on that index and produce coupon payments to the Fund. In addition, we may engage in equity index futures and purchase exchange-traded and OTC put options on equity indexes, equity ETFs and equity index futures for hedging purposes to tactically adjust the Fund’s exposure to certain asset classes and for efficient portfolio management purposes. The derivatives in which we invest for the Fund’s income generation strategy are allocated to the Fund’s equity asset class for purposes of the Fund’s asset allocations.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin LifeSmart Retirement Income Fund allocated 69.6% of total net assets to fixed income, 14.9% to equity and 14.8% to domestic hybrid, which includes both fixed income and equity. We did not use derivatives during the period. Domestic fixed income exposure was 80.2% of the total fixed income weighting, and foreign fixed income made up the balance. Franklin Floating Rate Daily Access Fund – Class R6, at 16.9% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 81.2% of the Fund’s total equity weighting, with the balance in foreign equity. iShares U.S. Preferred Stock ETF, at 8.9% of the Fund’s total net assets, was our largest equity fund weighting. Franklin Income Fund –Class R6 comprised our domestic hybrid holding.

Our largest domestic fixed income fund holding, Franklin Floating Rate Daily Access Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index. Our largest domestic equity fund holding, iShares U.S. Preferred Stock ETF, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the index. Our domestic hybrid fund holding, Franklin Income Fund –Class R6, outperformed the MSCI ACWI but underperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart Retirement Income Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FTRAX)	$10.81	$10.78	+$	0.03
C (FRTCX)	$10.68	$10.66	+$	0.02
R (FBRLX)	$10.76	$10.74	+$	0.02
R6 (FLMTX)	$10.86	$10.82	+$	0.04
Advisor (FLRDX)	$10.85	$10.81	+$	0.04

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.1089	$0.0535		$0.1624
C	$0.0782	$0.0535		$0.1317
R	$0.0996	$0.0535		$0.1531
R6	$0.1210	$0.0535		$0.1745
Advisor	$0.1186	$0.0535		$0.1721

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND
PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				0.98%	1.57%
6-Month	+1.81%	-4.07%	$9,593
1-Year	-2.40%	-8.03%	$9,197
5-Year	+19.54%	+2.41%	$11,266
Since Inception (8/1/06)	+59.90%	+4.22%	$15,070
C				1.73%	2.32%
6-Month	+1.44%	+0.44%	$10,044
1-Year	-3.11%	-4.04%	$9,596
5-Year	+15.32%	+2.89%	$11,532
Since Inception (8/1/06)	+49.12%	+4.11%	$14,912
R				1.23%	1.82%
6-Month	+1.63%	+1.63%	$10,163
1-Year	-2.70%	-2.70%	$9,730
5-Year	+18.13%	+3.39%	$11,813
Since Inception (8/1/06)	+56.44%	+4.62%	$15,644
R6				0.68%	1.21%
6-Month	+2.01%	+2.01%	$10,201
1-Year	-2.11%	-2.11%	$9,789
3-Year	+13.02%	+4.16%	$11,302
Since Inception (5/1/13)	+11.12%	+3.39%	$11,112
Advisor				0.73%	1.32%
6-Month	+1.99%	+1.99%	$10,199
1-Year	-2.17%	-2.17%	$9,783
5-Year	+21.26%	+3.93%	$12,126
Since Inception (8/1/06)	+64.71%	+5.16%	$16,471

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may betreatedin part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. Itis possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART RETIREMENT INCOME FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,018.10	$1.51	$4.62
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$4.62
C
Actual	$1,000	$1,014.40	$5.21	$8.31
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.22	$8.32
R
Actual	$1,000	$1,016.30	$2.76	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$5.87
R6
Actual	$1,000	$1,020.10	$—	$3.11
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.12
Advisor
Actual	$1,000	$1,019.90	$0.25	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.37

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.04%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.92%; C: 1.66%; R: 1.17%; R6: 0.62%; and Advisor: 0.67%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Semiannual Report 11

Franklin LifeSmart 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2020 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +0.40% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 79.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	14.6%
Franklin Growth Fund – Class R6	7.2%
Franklin Rising Dividends Fund – Class R6	7.2%
Templeton Global Total Return Fund – Class R6	6.7%
Franklin U.S. Government Securities Fund –
Class R6	6.6%
Franklin Utilities Fund – Class R6	6.1%
iShares TIPS Bond ETF	6.0%
iShares S&P 500 Value ETF	5.6%
Franklin Focused Core Equity Fund – Class R6	5.3%
Franklin Strategic Income Fund – Class R6	5.0%

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 47.0% of total net assets to equity, 43.7% to fixed income and 8.0% to alternative strategies. Domestic equity exposure was 76.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 7.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.7% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 14.6% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FLRMX)	$10.52	$10.61	-$	0.09
C (FLRQX)	$10.46	$10.56	-$	0.10
R (FLRVX)	$10.50	$10.59	-$	0.09
R6 (FRTSX)	$10.55	$10.64	-$	0.09
Advisor (FLROX)	$10.55	$10.63	-$	0.08

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0489	$0.0808		$0.1297
C	$0.0125	$0.0808		$0.0933
R	$0.0334	$0.0808		$0.1142
R6	$0.0630	$0.0808		$0.1438
Advisor	$0.0608	$0.0808		$0.1416

See page 16 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	1.75%
6-Month	+0.40%	-5.40%	$9,460
1-Year	-4.03%	-9.57%	$9,043
Since Inception (7/1/13)	+13.96%	+2.41%	$10,740
C				1.77%	2.50%
6-Month	+0.05%	-0.94%	$9,906
1-Year	-4.76%	-5.70%	$9,430
Since Inception (7/1/13)	+11.47%	+3.69%	$11,147
R				1.27%	2.00%
6-Month	+0.25%	+0.25%	$10,025
1-Year	-4.25%	-4.25%	$9,575
Since Inception (7/1/13)	+13.14%	+4.21%	$11,314
R6				0.72%	1.38%
6-Month	+0.63%	+0.63%	$10,063
1-Year	-3.65%	-3.65%	$9,635
Since Inception (7/1/13)	+15.16%	+4.82%	$11,516
Advisor				0.77%	1.50%
6-Month	+0.60%	+0.60%	$10,060
1-Year	-3.69%	-3.69%	$9,631
Since Inception (7/1/13)	+14.99%	+4.77%	$11,499

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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Semiannual Report 15

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report 17

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$1,004.00	$1.49	$4.93
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$4.97
C
Actual	$1,000	$1,000.50	$5.22	$8.65
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.72
R
Actual	$1,000	$1,002.50	$2.74	$6.17
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.22
R6
Actual	$1,000	$1,006.30	$—	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.47
Advisor
Actual	$1,000	$1,006.00	$0.25	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.72

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.99%; C: 1.74%; R: 1.24%; R6: 0.69%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin LifeSmart 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2025 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.06% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 85.

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Semiannual Report 19

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	9.5%
Franklin Growth Fund – Class R6	9.4%
Franklin Rising Dividends Fund – Class R6	8.0%
iShares S&P 500 Value ETF	7.2%
Franklin Utilities Fund – Class R6	7.1%
Franklin Focused Core Equity Fund – Class R6	6.9%
Franklin International Small Cap Growth Fund –
Class R6	4.9%
Franklin U.S. Government Securities Fund –
Class R6	4.7%
Franklin Growth Opportunities Fund – Class R6	4.2%
iShares TIPS Bond ETF	4.1%

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 61.1% of total net assets to equity, 29.6% to fixed income and 8.3% to alternative strategies. Domestic equity exposure was 73.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 86.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 9.5% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FTRTX)	$11.27	$11.44	-$	0.17
C (FTTCX)	$11.06	$11.27	-$	0.21
R (FRELX)	$11.21	$11.40	-$	0.19
R6 (FTLMX)	$11.32	$11.47	-$	0.15
Advisor (FLRFX)	$11.31	$11.46	-$	0.15

Distributions[1] (1/1/16–6/30/16)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0136	$0.0272		$0.1188	$0.1596
C	$0.0136	$0.0272		$0.1188	$0.1596
R	$0.0136	$0.0272		$0.1188	$0.1596
R6	$0.0136	$0.0272		$0.1188	$0.1596
Advisor	$0.0136	$0.0272		$0.1188	$0.1596

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.03%	1.47%
6-Month	-0.06%	-5.82%	$9,418
1-Year	-4.91%	-10.36%	$8,964
5-Year	+26.29%	+3.54%	$11,901
Since Inception (8/1/06)	+62.28%	+4.38%	$15,295
C				1.78%	2.22%
6-Month	-0.42%	-1.40%	$9,860
1-Year	-5.56%	-6.46%	$9,354
5-Year	+21.97%	+4.05%	$12,197
Since Inception (8/1/06)	+51.44%	+4.28%	$15,144
R				1.28%	1.72%
6-Month	-0.24%	-0.24%	$9,976
1-Year	-5.06%	-5.06%	$9,494
5-Year	+25.06%	+4.57%	$12,506
Since Inception (8/1/06)	+59.04%	+4.79%	$15,904
R6				0.73%	1.09%
6-Month	+0.11%	+0.11%	$10,011
1-Year	-4.56%	-4.56%	$9,544
3-Year	+18.20%	+5.73%	$11,820
Since Inception (5/1/13)	+17.35%	+5.19%	$11,735
Advisor				0.78%	1.22%
6-Month	+0.12%	+0.12%	$10,012
1-Year	-4.62%	-4.62%	$9,538
5-Year	+28.18%	+5.09%	$12,818
Since Inception (8/1/06)	+66.98%	+5.31%	$16,698

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 23

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$999.40	$1.49	$5.02
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.07
C
Actual	$1,000	$995.80	$5.21	$8.73
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.82
R
Actual	$1,000	$997.60	$2.73	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.32
R6
Actual	$1,000	$1,001.10	$—	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.57
Advisor
Actual	$1,000	$1,001.20	$0.25	$3.78
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.82

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.01%; C: 1.76%; R: 1.26%; R6: 0.71%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Semiannual Report 25

Franklin LifeSmart 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2030 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.38% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 28.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 91.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.6%
Franklin Rising Dividends Fund – Class R6	7.9%
Franklin Focused Core Equity Fund – Class R6	7.4%
Franklin Low Duration Total Return Fund – Class R6	7.1%
iShares S&P 500 Value ETF	7.1%
Franklin International Small Cap Growth Fund –
Class R6	7.0%
Franklin Utilities Fund – Class R6	7.0%
Franklin Growth Opportunities Fund – Class R6	6.7%
Franklin U.S. Government Securities Fund –
Class R6	3.8%
Franklin Mutual International Fund – Class R6	3.2%

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 67.9% of total net assets to equity, 22.9% to fixed income and 8.0% to alternative strategies. Domestic equity exposure was 71.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 88.6% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 7.1% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 27

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FLRSX)	$10.80	$10.95	-$	0.15
C (FLRTX)	$10.66	$10.86	-$	0.20
R (FLRWX)	$10.76	$10.94	-$	0.18
R6 (FLERX)	$10.85	$10.99	-$	0.14
Advisor (FLRZX)	$10.83	$10.98	-$	0.15

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0064	$0.0995		$0.1059
C	$0.0064	$0.0995		$0.1059
R	$0.0064	$0.0995		$0.1059
R6	$0.0064	$0.0995		$0.1059
Advisor	$0.0064	$0.0995		$0.1059

See page 30 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.05%	1.90%
6-Month	-0.38%	-6.12%	$9,388
1-Year	-5.06%	-10.51%	$8,949
Since Inception (7/1/13)	+15.61%	+2.91%	$10,897
C				1.80%	2.65%
6-Month	-0.84%	-1.83%	$9,817
1-Year	-5.78%	-6.70%	$9,330
Since Inception (7/1/13)	+13.14%	+4.20%	$11,314
R				1.30%	2.15%
6-Month	-0.65%	-0.65%	$9,935
1-Year	-5.38%	-5.38%	$9,462
Since Inception (7/1/13)	+14.68%	+4.68%	$11,468
R6				0.75%	1.43%
6-Month	-0.29%	-0.29%	$9,971
1-Year	-4.73%	-4.73%	$9,527
Since Inception (7/1/13)	+16.70%	+5.29%	$11,670
Advisor				0.80%	1.65%
6-Month	-0.38%	-0.38%	$9,962
1-Year	-4.85%	-4.85%	$9,515
Since Inception (7/1/13)	+16.39%	+5.19%	$11,639

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 30 for Performance Summary footnotes.

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Semiannual Report 29

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report 31

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$996.20	$1.49	$5.11
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.17
C
Actual	$1,000	$991.60	$5.20	$8.81
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.92
R
Actual	$1,000	$993.50	$2.73	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.42
R6
Actual	$1,000	$997.10	$—	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.67
Advisor
Actual	$1,000	$996.20	$0.25	$3.87
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.92

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.03%; C: 1.78%; R: 1.28%; R6: 0.73%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin LifeSmart 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2035 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.53% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 97.

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Semiannual Report 33

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.5%
Franklin Growth Opportunities Fund – Class R6	8.6%
Franklin Focused Core Equity Fund – Class R6	8.1%
Franklin Rising Dividends Fund – Class R6	7.9%
Franklin International Small Cap Growth Fund –
Class R6	7.9%
iShares S&P 500 Value ETF	6.9%
Franklin Utilities Fund – Class R6	6.9%
Franklin Low Duration Total Return Fund – Class R6	5.3%
Franklin Mutual International Fund – Class R6	3.9%
Templeton Foreign Fund – Class R6	3.8%

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 73.0% of total net assets to equity, 17.8% to fixed income and 8.1% to alternative strategies. Domestic equity exposure was 68.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 91.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.3% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FRTAX)	$11.53	$11.78	-$	0.25
C (FTRCX)	$11.26	$11.54	-$	0.28
R (FLRGX)	$11.51	$11.77	-$	0.26
R6 (FMTLX)	$11.63	$11.85	-$	0.22
Advisor (FLRHX)	$11.63	$11.86	-$	0.23

Distributions[1] (1/1/16–6/30/16)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0042	$0.0271		$0.1519	$0.1832
C	$0.0042	$0.0271		$0.1519	$0.1832
R	$0.0042	$0.0271		$0.1519	$0.1832
R6	$0.0042	$0.0271		$0.1519	$0.1832
Advisor	$0.0042	$0.0271		$0.1519	$0.1832

See page 37 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.04%	1.55%
6-Month	-0.53%	-6.26%	$9,374
1-Year	-5.43%	-10.85%	$8,915
5-Year	+28.08%	+3.84%	$12,076
Since Inception (8/1/06)	+62.74%	+4.41%	$15,339
C				1.79%	2.30%
6-Month	-0.80%	-1.77%	$9,823
1-Year	-6.11%	-7.01%	$9,299
5-Year	+23.68%	+4.34%	$12,368
Since Inception (8/1/06)	+51.85%	+4.30%	$15,185
R				1.29%	1.80%
6-Month	-0.61%	-0.61%	$9,939
1-Year	-5.69%	-5.69%	$9,431
5-Year	+26.77%	+4.86%	$12,677
Since Inception (8/1/06)	+59.62%	+4.83%	$15,962
R6				0.74%	1.12%
6-Month	-0.27%	-0.27%	$9,973
1-Year	-5.08%	-5.08%	$9,492
3-Year	+19.38%	+6.08%	$11,938
Since Inception (5/1/13)	+18.80%	+5.59%	$11,880
Advisor				0.79%	1.30%
6-Month	-0.36%	-0.36%	$9,964
1-Year	-5.23%	-5.23%	$9,477
5-Year	+30.02%	+5.39%	$13,002
Since Inception (8/1/06)	+67.73%	+5.36%	$16,773

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 37 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$994.70	$1.49	$5.11
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.17
C
Actual	$1,000	$992.00	$5.20	$8.82
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.92
R
Actual	$1,000	$993.90	$2.73	$6.35
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.42
R6
Actual	$1,000	$997.30	$—	$3.63
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.67
Advisor
Actual	$1,000	$996.40	$0.25	$3.87
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.92

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.03%; C: 1.78%; R: 1.28%; R6: 0.73%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Semiannual Report 39

Franklin LifeSmart 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2040 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.74% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 103.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.3%
Franklin Growth Opportunities Fund – Class R6	8.8%
Franklin Focused Core Equity Fund – Class R6	8.3%
Franklin International Small Cap Growth Fund –
Class R6	7.9%
Franklin Rising Dividends Fund – Class R6	7.8%
iShares S&P 500 Value ETF	6.8%
Franklin Utilities Fund – Class R6	6.8%
Franklin Low Duration Total Return Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	4.0%
Templeton Foreign Fund – Class R6	3.6%

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 72.8% of total net assets to equity, 15.7% to fixed income and 7.6% to alternative strategies. Domestic equity exposure was 69.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 93.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.5% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FLADX)	$10.88	$11.06	-$	0.18
C (FLOLX)	$10.75	$10.97	-$	0.22
R (FLSGX)	$10.86	$11.05	-$	0.19
R6 (FLREX)	$10.93	$11.10	-$	0.17
Advisor (FLSHX)	$10.92	$11.09	-$	0.17

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0035	$0.0917		$0.0952
C	$0.0035	$0.0917		$0.0952
R	$0.0035	$0.0917		$0.0952
R6	$0.0035	$0.0917		$0.0952
Advisor	$0.0035	$0.0917		$0.0952

See page 44 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.06%	2.14%
6-Month	-0.74%	-6.41%	$9,359
1-Year	-5.80%	-11.21%	$8,879
Since Inception (7/1/13)	+16.12%	+3.06%	$10,945
C				1.81%	2.89%
6-Month	-1.12%	-2.10%	$9,790
1-Year	-6.46%	-7.38%	$9,262
Since Inception (7/1/13)	+13.70%	+4.38%	$11,370
R				1.31%	2.39%
6-Month	-0.84%	-0.84%	$9,916
1-Year	-6.00%	-6.00%	$9,400
Since Inception (7/1/13)	+15.47%	+4.92%	$11,547
R6				0.76%	1.58%
6-Month	-0.65%	-0.65%	$9,935
1-Year	-5.55%	-5.55%	$9,445
Since Inception (7/1/13)	+17.28%	+5.46%	$11,728
Advisor				0.81%	1.89%
6-Month	-0.56%	-0.56%	$9,944
1-Year	-5.48%	-5.48%	$9,452
Since Inception (7/1/13)	+17.19%	+5.43%	$11,719

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 44 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$992.60	$1.49	$5.15
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.22
C
Actual	$1,000	$988.80	$5.19	$8.85
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.97
R
Actual	$1,000	$991.60	$2.67	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$2.72	$6.42
R6
Actual	$1,000	$993.50	$—	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.72
Advisor
Actual	$1,000	$994.40	$0.25	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.97

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.54%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.04%; C: 1.79%; R: 1.28%; R6: 0.74%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin LifeSmart 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2045 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.45% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 109.

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Semiannual Report 47

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.5%
Franklin Growth Opportunities Fund – Class R6	9.0%
Franklin Focused Core Equity Fund – Class R6	8.5%
Franklin International Small Cap Growth Fund –
Class R6	8.1%
Franklin Rising Dividends Fund – Class R6	7.9%
iShares S&P 500 Value ETF	7.0%
Franklin Utilities Fund – Class R6	6.9%
Templeton Foreign Fund – Class R6	4.4%
Franklin Mutual International Fund – Class R6	4.0%
Franklin Low Duration Total Return Fund – Class R6	3.9%

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 76.0% of total net assets to equity, 14.8% to fixed income and 8.3% to alternative strategies. Domestic equity exposure was 67.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 95.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.9% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FTTAX)	$11.52	$11.75	-$	0.23
C (FLRIX)	$11.20	$11.48	-$	0.28
R (FLRJX)	$11.46	$11.71	-$	0.25
R6 (FMLTX)	$11.61	$11.83	-$	0.22
Advisor (FLRLX)	$11.60	$11.83	-$	0.23

Distributions[1] (1/1/16–6/30/16)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0037	$0.0276		$0.1407	$0.1720
C	$0.0037	$0.0276		$0.1407	$0.1720
R	$0.0037	$0.0276		$0.1407	$0.1720
R6	$0.0037	$0.0276		$0.1407	$0.1720
Advisor	$0.0037	$0.0276		$0.1407	$0.1720

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.05%	1.73%
6-Month	-0.45%	-6.20%	$9,380
1-Year	-5.55%	-10.96%	$8,904
5-Year	+28.99%	+3.98%	$12,154
Since Inception (8/1/06)	+64.70%	+4.54%	$15,524
C				1.80%	2.48%
6-Month	-0.90%	-1.88%	$9,812
1-Year	-6.37%	-7.27%	$9,273
5-Year	+24.51%	+4.48%	$12,451
Since Inception (8/1/06)	+53.52%	+4.42%	$15,352
R				1.30%	1.98%
6-Month	-0.63%	-0.63%	$9,937
1-Year	-5.83%	-5.83%	$9,417
5-Year	+27.64%	+5.00%	$12,764
Since Inception (8/1/06)	+61.34%	+4.94%	$16,134
R6				0.75%	1.20%
6-Month	-0.37%	-0.37%	$9,963
1-Year	-5.28%	-5.28%	$9,472
3-Year	+20.09%	+6.29%	$12,009
Since Inception (5/1/13)	+19.56%	+5.81%	$11,956
Advisor				0.80%	1.48%
6-Month	-0.45%	-0.45%	$9,955
1-Year	-5.42%	-5.42%	$9,458
5-Year	+30.75%	+5.51%	$13,075
Since Inception (8/1/06)	+69.41%	+5.46%	$16,941

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$995.50	$1.49	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.22
C
Actual	$1,000	$991.00	$5.20	$8.86
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.97
R
Actual	$1,000	$993.70	$2.73	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.47
R6
Actual	$1,000	$996.30	$—	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.72
Advisor
Actual	$1,000	$995.50	$0.25	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.97

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.04%; C: 1.79%; R: 1.29%; R6: 0.74%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period

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Semiannual Report 53

Franklin LifeSmart 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2050 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.43% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 56.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 115.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.7%
Franklin Growth Opportunities Fund – Class R6	9.1%
Franklin Focused Core Equity Fund – Class R6	9.0%
Franklin International Small Cap Growth Fund –
Class R6	8.1%
Franklin Rising Dividends Fund – Class R6	8.0%
iShares S&P 500 Value ETF	7.0%
Franklin Utilities Fund – Class R6	7.0%
Templeton Foreign Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	4.1%
Franklin Low Duration Total Return Fund – Class R6	4.1%

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 76.9% of total net assets to equity, 14.0% to fixed income and 8.0% to alternative strategies. Domestic equity exposure was 67.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 98.6% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.1% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FLSJX)	$10.96	$11.11	-$	0.15
C (FLSKX)	$10.87	$11.07	-$	0.20
R (FLSNX)	$10.95	$11.12	-$	0.17
R6 (FRLEX)	$11.02	$11.16	-$	0.14
Advisor (FLSOX)	$11.02	$11.16	-$	0.14

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0030	$0.0962		$0.0992
C	$0.0030	$0.0962		$0.0992
R	$0.0030	$0.0962		$0.0992
R6	$0.0030	$0.0962		$0.0992
Advisor	$0.0030	$0.0962		$0.0992

See page 58 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.05%	2.55%
6-Month	-0.43%	-6.18%	$9,382
1-Year	-5.25%	-10.68%	$8,932
Since Inception (7/1/13)	+17.09%	+3.34%	$11,035
C				1.80%	3.30%
6-Month	-0.89%	-1.87%	$9,813
1-Year	-6.00%	-6.92%	$9,308
Since Inception (7/1/13)	+14.63%	+4.66%	$11,463
R				1.30%	2.80%
6-Month	-0.61%	-0.61%	$9,939
1-Year	-5.55%	-5.55%	$9,445
Since Inception (7/1/13)	+16.35%	+5.18%	$11,635
R6				0.75%	1.76%
6-Month	-0.34%	-0.34%	$9,966
1-Year	-4.95%	-4.95%	$9,505
Since Inception (7/1/13)	+18.30%	+5.77%	$11,830
Advisor				0.80%	2.30%
6-Month	-0.34%	-0.34%	$9,966
1-Year	-5.00%	-5.00%	$9,500
Since Inception (7/1/13)	+18.18%	+5.73%	$11,818

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 58 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower. As of October 2013, the Fund’s glidepathwas modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$995.70	$1.49	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,023.37	$1.51	$5.22
C
Actual	$1,000	$991.10	$5.20	$8.86
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$8.97
R
Actual	$1,000	$993.90	$2.73	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.47
R6
Actual	$1,000	$996.60	$—	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.72
Advisor
Actual	$1,000	$996.60	$0.25	$3.92
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$3.97

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.30%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.04%; C: 1.79%; R: 1.29%; R6: 0.74%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Franklin LifeSmart 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2055 Retirement Target Fund covers the period ended June 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -0.94% cumulative total return for the six months ended June 30, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +1.58% total return.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +9.06% total return.1 The Payden & Rygel 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.12%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 63.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 121.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	9.5%
Franklin Growth Opportunities Fund – Class R6	8.9%
Franklin Focused Core Equity Fund – Class R6	8.6%
Franklin International Small Cap Growth Fund –
Class R6	7.9%
Franklin Rising Dividends Fund – Class R6	7.8%
Franklin Utilities Fund – Class R6	6.9%
iShares S&P 500 Value ETF	6.6%
Templeton Foreign Fund – Class R6	4.6%
Franklin Mutual International Fund – Class R6	4.0%
Franklin Low Duration Total Return Fund – Class R6	3.7%

At period-end, Franklin LifeSmart 2055 Retirement Target Fund allocated 74.7% of total net assets to equity, 12.6% to fixed income and 7.5% to alternative strategies. Domestic equity exposure was 67.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 99.2% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.7% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund –Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of June 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/16	12/31/15		Change
A (FLTFX)	$9.18	$9.34	-$	0.16
C (FLTNX)	$9.11	$9.30	-$	0.19
R (FLSBX)	$9.16	$9.33	-$	0.17
R6 (FLSZX)	$9.20	$9.34	-$	0.14
Advisor (FLTKX)	$9.21	$9.35	-$	0.14

Distributions[1] (1/1/16–6/30/16)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0108	$0.0593		$0.0701
C	$0.0108	$0.0593		$0.0701
R	$0.0108	$0.0593		$0.0701
R6	$0.0108	$0.0593		$0.0701
Advisor	$0.0108	$0.0593		$0.0701

See page 65 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 6/30/162

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

				Total Annual Operating Expenses[6]
	Cumulative	Average Annual	Value of
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.08%	10.55%
6-Month	-0.94%	-6.64%	$9,336
1-Year	-5.29%	-10.71%	$8,929
Since Inception (5/1/15)	-6.29%	-10.12%	$8,832
C				1.83%	11.30%
6-Month	-1.27%	-2.25%	$9,775
1-Year	-6.10%	-7.02%	$9,298
Since Inception (5/1/15)	-7.19%	-6.20%	$9,281
R				1.33%	10.80%
6-Month	-1.05%	-1.05%	$9,895
1-Year	-5.61%	-5.61%	$9,439
Since Inception (5/1/15)	-6.61%	-5.70%	$9,339
R6				0.78%	10.82%
6-Month	-0.73%	-0.73%	$9,927
1-Year	-5.03%	-5.03%	$9,497
Since Inception (5/1/15)	-6.02%	-5.20%	$9,398
Advisor				0.83%	10.30%
6-Month	-0.73%	-0.73%	$9,927
1-Year	-5.06%	-5.06%	$9,494
Since Inception (5/1/15)	-6.06%	-5.23%	$9,394

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 65 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/17. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus, include the effect of acquired fund fees and expenses and may differ from the expense ratios disclosed in the
Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/16	Value 6/30/16	1/1/16–6/30/16	1/1/16–6/30/16
A
Actual	$1,000	$990.60	$1.63	$5.35
Hypothetical (5% return before expenses)	$1,000	$1,023.22	$1.66	$5.42
C
Actual	$1,000	$987.30	$5.19	$8.89
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27	$9.02
R
Actual	$1,000	$989.50	$2.72	$6.43
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77	$6.52
R6
Actual	$1,000	$992.70	$—	$3.72
Hypothetical (5% return before expenses)	$1,000	$1,024.86	$—	$3.77
Advisor
Actual	$1,000	$992.70	$0.25	$3.96
Hypothetical (5% return before expenses)	$1,000	$1,024.61	$0.25	$4.02

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.33%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.08%; C: 1.80%; R: 1.30%; R6: 0.75%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart Retirement Income Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.78	$11.67	$12.28	$11.67	$10.92	$11.25
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.26	0.39	0.25	0.24	0.24
Net realized and unrealized gains (losses)	0.09	(0.55)	(0.01)	1.16	0.76	(0.33)
Total from investment operations	0.19	(0.29)	0.38	1.41	1.00	(0.09)
Less distributions from:
Net investment income.	(0.11)	(0.27)	(0.40)	(0.27)	(0.25)	(0.24)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.16)	(0.60)	(0.99)	(0.80)	(0.25)	(0.24)
Net asset value, end of period	$10.81	$10.78	$11.67	$12.28	$11.67	$10.92

Total return[d]	1.81%	(2.59)%	3.07%	12.27%	9.20%	(0.82)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.84%	0.92%	0.84%	0.83%	0.71%	0.80%
Expenses net of waiver and payments by
affiliates[f]	0.30%	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	1.98%	2.27%	3.20%	2.04%	2.13%	2.09%

Supplemental data
Net assets, end of period (000’s)	$42,171	$44,823	$48,121	$44,347	$37,507	$31,073
Portfolio turnover rate	113.80%	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.

68 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.66	$11.55	$12.16	$11.57	$10.83	$11.16
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.18	0.30	0.16	0.16	0.16
Net realized and unrealized gains (losses)	0.09	(0.55)	(0.01)	1.15	0.75	(0.33)
Total from investment operations	0.15	(0.37)	0.29	1.31	0.91	(0.17)
Less distributions from:
Net investment income.	(0.08)	(0.19)	(0.31)	(0.19)	(0.17)	(0.16)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.13)	(0.52)	(0.90)	(0.72)	(0.17)	(0.16)
Net asset value, end of period	$10.68	$10.66	$11.55	$12.16	$11.57	$10.83

Total return[d]	1.44%	(3.32)%	2.39%	11.46%	8.44%	(1.51)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.58%	1.64%	1.54%	1.53%	1.41%	1.50%
Expenses net of waiver and payments by
affiliates[f]	1.04%	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income[c]	1.24%	1.55%	2.50%	1.34%	1.43%	1.39%

Supplemental data
Net assets, end of period (000’s)	$18,808	$20,858	$21,189	$20,395	$16,912	$14,217
Portfolio turnover rate	113.80%	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.74	$11.64	$12.25	$11.64	$10.89	$11.22
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.25	0.36	0.22	0.22	0.21
Net realized and unrealized gains (losses)	0.08	(0.57)	(—)[d]	1.16	0.75	(0.32)
Total from investment operations	0.17	(0.32)	0.36	1.38	0.97	(0.11)
Less distributions from:
Net investment income.	(0.10)	(0.25)	(0.38)	(0.24)	(0.22)	(0.22)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.15)	(0.58)	(0.97)	(0.77)	(0.22)	(0.22)
Net asset value, end of period	$10.76	$10.74	$11.64	$12.25	$11.64	$10.89

Total return[e]	1.63%	(2.87)%	2.89%	12.04%	8.96%	(1.02)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.09%	1.14%	1.04%	1.03%	0.91%	1.00%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	1.73%	2.05%	3.00%	1.84%	1.93%	1.89%

Supplemental data
Net assets, end of period (000’s)	$4,786	$4,130	$2,828	$2,279	$1,862	$1,815
Portfolio turnover rate	113.80%	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.

70 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.82	$11.72	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.31	0.57	0.49
Net realized and unrealized gains (losses)	0.09	(0.57)	(0.14)	0.44
Total from investment operations	0.21	(0.26)	0.43	0.93
Less distributions from:
Net investment income	(0.12)	(0.31)	(0.44)	(0.25)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)
Total distributions	(0.17)	(0.64)	(1.03)	(0.78)
Net asset value, end of period	$10.86	$10.82	$11.72	$12.32

Total return[e]	2.01%	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.48%	0.53%	0.44%	0.60%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	2.28%	2.60%	3.55%	2.42%

Supplemental data
Net assets, end of period (000’s)	$4,684	$6,828	$6,709	$763
Portfolio turnover rate.	113.80%	38.48%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.81	$11.71	$12.31	$11.70	$10.94	$11.28
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.25	0.43	0.29	0.28	0.26
Net realized and unrealized gains (losses)	0.10	(0.52)	(—)[d]	1.16	0.76	(0.33)
Total from investment operations	0.21	(0.27)	0.43	1.45	1.04	(0.07)
Less distributions from:
Net investment income.	(0.12)	(0.30)	(0.44)	(0.31)	(0.28)	(0.27)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.17)	(0.63)	(1.03)	(0.84)	(0.28)	(0.27)
Net asset value, end of period	$10.85	$10.81	$11.71	$12.31	$11.70	$10.94

Total return[e]	1.99%	(2.40)%	3.45%	12.55%	9.59%	(0.61)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.59%	0.64%	0.54%	0.53%	0.41%	0.50%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	2.23%	2.55%	3.50%	2.34%	2.43%	2.39%

Supplemental data
Net assets, end of period (000’s)	$574	$880	$2,194	$2,494	$1,840	$1,501
Portfolio turnover rate	113.80%	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2016.

72 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart Retirement Income Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 99.3%
Domestic Equity 12.1%
[a] Franklin Utilities Fund, Class R6	120,347	$2,276,971
iShares U.S. Preferred Stock ETF	157,800	6,294,642
		8,571,613
Domestic Fixed Income 55.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,408,126	12,025,401
[a] Franklin Strategic Income Fund, Class R6	1,057,958	9,955,381
[a] Franklin U.S. Government Securities Fund, Class R6	1,769,358	11,306,199
iShares iBoxx High Yield Corporate Bond ETF	74,900	6,343,281
		39,630,262
Domestic Hybrid 14.8%
[a] Franklin Income Fund, Class R6	4,860,986	10,548,339
Foreign Equity 2.8%
[a] Franklin Mutual European Fund, Class R6	109,360	1,957,536
Foreign Fixed Income 13.8%
[a] Templeton Global Total Return Fund, Class R6	859,513	9,781,255
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $70,813,072)		70,489,005

Short Term Investments (Cost $594,198) 0.8%
Money Market Funds 0.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	594,198	594,198
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $71,407,270) 100.1%		71,083,203
Other Assets, less Liabilities (0.1)%		(60,876)
Net Assets 100.0%		$71,022,327

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.61	$11.14	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.24	0.33	0.16
Net realized and unrealized gains (losses)	(0.02)	(0.48)	0.20	0.91
Total from investment operations	0.04	(0.24)	0.53	1.07
Less distributions from:
Net investment income	(0.05)	(0.19)	(0.27)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.13)	(0.29)	(0.33)	(0.13)
Net asset value, end of period	$10.52	$10.61	$11.14	$10.94

Total return[f]	0.40%	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.97%	1.05%	2.25%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.24%
Net investment income[d]	1.11%	2.06%	3.20%	3.12%

Supplemental data
Net assets, end of period (000’s)	$19,362	$19,895	$7,302	$2,189
Portfolio turnover rate.	55.79%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2016.

74 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.56	$11.08	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.14	0.24	0.18
Net realized and unrealized gains (losses)	(0.03)	(0.44)	0.21	0.83
Total from investment operations	(0.01)	(0.30)	0.45	1.01
Less distributions from:
Net investment income	(0.01)	(0.12)	(0.21)	(0.11)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.22)	(0.27)	(0.11)
Net asset value, end of period	$10.46	$10.56	$11.08	$10.90

Total return[f]	0.05%	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.72%	1.78%	2.95%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income[d]	0.36%	1.33%	2.50%	2.31%

Supplemental data
Net assets, end of period (000’s)	$4,986	$5,221	$2,617	$250
Portfolio turnover rate.	55.79%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.59	$11.12	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.35	0.42	0.11
Net realized and unrealized gains (losses)	(0.02)	(0.61)	0.08	0.93
Total from investment operations	0.02	(0.26)	0.50	1.04
Less distributions from:
Net investment income	(0.03)	(0.17)	(0.25)	(0.11)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.27)	(0.31)	(0.11)
Net asset value, end of period	$10.50	$10.59	$11.12	$10.93

Total return[f]	0.25%	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.22%	1.28%	2.45%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%
Net investment income[d]	0.86%	1.83%	3.00%	2.81%

Supplemental data
Net assets, end of period (000’s)	$3,080	$3,189	$80	$11
Portfolio turnover rate.	55.79%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2016.

76 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.64	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.23	0.45	0.14
Net realized and unrealized gains (losses)	(0.02)	(0.42)	0.11	0.94
Total from investment operations	0.05	(0.19)	0.56	1.08
Less distributions from:
Net investment income	(0.06)	(0.22)	(0.30)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.14)	(0.32)	(0.36)	(0.13)
Net asset value, end of period	$10.55	$10.64	$11.15	$10.95

Total return[f]	0.63%	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.59%	0.66%	1.81%	11.51%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	1.41%	2.38%	3.55%	3.36%

Supplemental data
Net assets, end of period (000’s)	$6,680	$6,751	$7,361	$11
Portfolio turnover rate.	55.79%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.63	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.25	0.39	0.17
Net realized and unrealized gains (losses)	(0.01)	(0.45)	0.17	0.91
Total from investment operations	0.06	(0.20)	0.56	1.08
Less distributions from:
Net investment income	(0.06)	(0.22)	(0.30)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.14)	(0.32)	(0.36)	(0.13)
Net asset value, end of period	$10.55	$10.63	$11.15	$10.95

Total return[f]	0.60%	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.72%	0.78%	1.95%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	1.36%	2.33%	3.50%	3.31%

Supplemental data
Net assets, end of period (000’s)	$315	$290	$98	$44
Portfolio turnover rate.	55.79%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2016.

78 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	93,750	$997,503
[a] Franklin K2 Long Short Credit Fund, Class R6	98,026	1,005,742
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	109,592	746,323
		2,749,568
Domestic Equity 35.8%
[a] Franklin Focused Core Equity Fund, Class R6	140,690	1,831,787
[a] Franklin Growth Fund, Class R6	33,218	2,474,073
[a,b] Franklin Growth Opportunities Fund, Class R6	33,598	1,085,869
[a] Franklin Rising Dividends Fund, Class R6	47,480	2,461,375
[a,b] Franklin Small Cap Growth Fund, Class R6	24,889	443,777
[a] Franklin Utilities Fund, Class R6	111,531	2,110,170
iShares S&P 500 Value ETF	20,578	1,911,696
		12,318,747
Domestic Fixed Income 37.0%
[a] Franklin Low Duration Total Return Fund, Class R6	509,327	5,032,152
[a] Franklin Strategic Income Fund, Class R6	183,481	1,726,551
[a] Franklin U.S. Government Securities Fund, Class R6	352,992	2,255,618
iShares Core U.S. Aggregate Bond ETF	8,900	1,001,873
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,300	650,469
iShares TIPS Bond ETF	17,705	2,065,642
		12,732,305
Foreign Equity 11.2%
[a,b] Franklin India Growth Fund, Class R6	48,711	619,606
[a] Franklin International Small Cap Growth Fund, Class R6	63,449	1,088,788
[a] Franklin Mutual International Fund, Class R6	54,138	719,496
iShares Core MSCI Emerging Markets ETF	809	33,840
iShares Global Infrastructure ETF	13,702	554,520
[a] Templeton Foreign Fund, Class R6	134,963	850,266
		3,866,516
Foreign Fixed Income 6.7%
[a] Templeton Global Total Return Fund, Class R6	204,128	2,322,970
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $33,718,136)		33,990,106

Short Term Investments (Cost $1,445,531) 4.2%
Money Market Funds 4.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,445,531	1,445,531
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $35,163,667) 102.9%		35,435,637
Other Assets, less Liabilities (2.9)%		(1,013,603)
Net Assets 100.0%		$34,422,034

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.44	$12.36	$12.76	$11.11	$10.22	$10.70
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.19	0.26	0.16	0.17	0.17
Net realized and unrealized gains (losses)	(0.06)	(0.43)	0.30	2.06	0.88	(0.48)
Total from investment operations	(0.01)	(0.24)	0.56	2.22	1.05	(0.31)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(0.01)	(0.19)	(0.28)	(0.19)	(0.16)	(0.17)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.16)	(0.68)	(0.96)	(0.57)	(0.16)	(0.17)
Net asset value, end of period	$11.27	$11.44	$12.36	$12.76	$11.11	$10.22

Total return[d]	(0.06)%	(2.08)%	4.39%	20.18%	10.30%	(2.86)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.76%	0.77%	0.83%	0.84%	0.71%	0.80%
Expenses net of waiver and payments by
affiliates[f]	0.30%	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	0.87%	1.52%	2.03%	1.31%	1.55%	1.64%

Supplemental data
Net assets, end of period (000’s)	$74,381	$72,625	$67,854	$58,811	$45,299	$36,506
Portfolio turnover rate	49.79%	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2016.

80 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.27	$12.18	$12.60	$10.97	$10.11	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.01	0.10	0.16	0.07	0.09	0.10
Net realized and unrealized gains (losses)	(0.06)	(0.42)	0.29	2.05	0.86	(0.48)
Total from investment operations	(0.05)	(0.32)	0.45	2.12	0.95	(0.38)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(0.01)	(0.10)	(0.19)	(0.11)	(0.09)	(0.10)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.16)	(0.59)	(0.87)	(0.49)	(0.09)	(0.10)
Net asset value, end of period	$11.06	$11.27	$12.18	$12.60	$10.97	$10.11

Total return[d]	(0.42)%	(2.74)%	3.58%	19.52%	9.42%	(3.54)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.51%	1.49%	1.53%	1.54%	1.41%	1.50%
Expenses net of waiver and payments by
affiliates[f]	1.05%	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income[c]	0.12%	0.80%	1.33%	0.61%	0.85%	0.94%

Supplemental data
Net assets, end of period (000’s)	$28,436	$29,425	$28,712	$25,248	$18,312	$14,309
Portfolio turnover rate	49.79%	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.40	$12.31	$12.72	$11.07	$10.19	$10.68
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.17	0.23	0.13	0.15	0.16
Net realized and unrealized gains (losses)	(0.07)	(0.42)	0.30	2.07	0.87	(0.50)
Total from investment operations	(0.03)	(0.25)	0.53	2.20	1.02	(0.34)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(0.01)	(0.17)	(0.26)	(0.17)	(0.14)	(0.15)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.16)	(0.66)	(0.94)	(0.55)	(0.14)	(0.15)
Net asset value, end of period	$11.21	$11.40	$12.31	$12.72	$11.07	$10.19

Total return[d]	(0.24)%	(2.20)%	4.12%	20.05%	10.05%	(3.14)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.01%	0.99%	1.03%	1.04%	0.91%	1.00%
Expenses net of waiver and payments by
affiliates[f]	0.55%	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	0.62%	1.30%	1.83%	1.11%	1.35%	1.44%

Supplemental data
Net assets, end of period (000’s)	$6,934	$6,062	$5,361	$4,835	$3,442	$1,780
Portfolio turnover rate	49.79%	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2016.

82 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.47	$12.39	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.24	0.41	0.55
Net realized and unrealized gains (losses)	(0.06)	(0.44)	0.20	1.06
Total from investment operations	0.01	(0.20)	0.61	1.61
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.23)	(0.33)	(0.18)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)
Total distributions	(0.16)	(0.72)	(1.01)	(0.56)
Net asset value, end of period	$11.32	$11.47	$12.39	$12.79

Total return[e]	0.11%	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.37%	0.36%	0.39%	0.45%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	1.17%	1.85%	2.38%	1.69%

Supplemental data
Net assets, end of period (000’s)	$15,558	$17,129	$14,010	$2,339
Portfolio turnover rate.	49.79%	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.46	$12.38	$12.79	$11.12	$10.23	$10.72
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.16	0.29	0.19	0.20	0.21
Net realized and unrealized gains (losses)	(0.05)	(0.37)	0.30	2.08	0.88	(0.50)
Total from investment operations	0.01	(0.21)	0.59	2.27	1.08	(0.29)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(0.01)	(0.22)	(0.32)	(0.22)	(0.19)	(0.20)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.16)	(0.71)	(1.00)	(0.60)	(0.19)	(0.20)
Net asset value, end of period	$11.31	$11.46	$12.38	$12.79	$11.12	$10.23

Total return[d]	0.12%	(1.80)%	4.61%	20.66%	10.59%	(2.65)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.51%	0.49%	0.53%	0.54%	0.41%	0.50%
Expenses net of waiver and payments by
affiliates[f]	0.05%	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	1.12%	1.80%	2.33%	1.61%	1.85%	1.94%

Supplemental data
Net assets, end of period (000’s)	$1,185	$1,194	$2,814	$2,487	$1,873	$1,847
Portfolio turnover rate	49.79%	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2016.

84 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%
Alternative Strategies 8.3%
[a] Franklin K2 Alternative Strategies Fund, Class R6	360,753	$3,838,411
[a] Franklin K2 Long Short Credit Fund, Class R6	372,832	3,825,254
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	413,708	2,817,354
		10,481,019
Domestic Equity 44.8%
[a] Franklin Focused Core Equity Fund, Class R6	670,412	8,728,762
[a] Franklin Growth Fund, Class R6	159,010	11,843,095
[a,b] Franklin Growth Opportunities Fund, Class R6	164,943	5,330,952
[a] Franklin Rising Dividends Fund, Class R6	195,472	10,133,243
[a,b] Franklin Small Cap Growth Fund, Class R6	149,387	2,663,571
[a] Franklin Utilities Fund, Class R6	473,227	8,953,452
iShares S&P 500 Value ETF	97,481	9,055,985
		56,709,060
Domestic Fixed Income 25.6%
[a] Franklin Low Duration Total Return Fund, Class R6	1,214,327	11,997,552
[a] Franklin Strategic Income Fund, Class R6	418,320	3,936,394
[a] Franklin U.S. Government Securities Fund, Class R6	931,236	5,950,597
iShares Core U.S. Aggregate Bond ETF	25,300	2,848,021
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,400	2,380,962
iShares TIPS Bond ETF	44,726	5,218,183
		32,331,709
Foreign Equity 16.3%
[a,b] Franklin India Growth Fund, Class R6	254,071	3,231,779
[a] Franklin International Small Cap Growth Fund, Class R6	364,650	6,257,394
[a] Franklin Mutual International Fund, Class R6	269,696	3,584,265
iShares Core MSCI Emerging Markets ETF	9,369	391,905
iShares Global Infrastructure ETF	78,699	3,184,948
[a] Templeton Foreign Fund, Class R6	634,753	3,998,944
		20,649,235
Foreign Fixed Income 4.0%
[a] Templeton Global Total Return Fund, Class R6	443,535	5,047,434
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $118,659,996)		125,218,457

Short Term Investments (Cost $2,779,362) 2.2%
Money Market Funds 2.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	2,779,362	2,779,362
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $121,439,358) 101.2%		127,997,819
Other Assets, less Liabilities (1.2)%		(1,502,770)
Net Assets 100.0%		$126,495,049

See Abbreviations on page 157.

[a]See Note 3(f) regarding investments in FT Underlying Funds.
[b]Non-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.95	$11.45	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.20	0.25	0.15
Net realized and unrealized gains (losses)	(0.08)	(0.39)	0.33	1.07
Total from investment operations	(0.04)	(0.19)	0.58	1.22
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.16)	(0.18)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.31)	(0.24)	(0.11)
Net asset value, end of period	$10.80	$10.95	$11.45	$11.11

Total return[f]	(0.38)%	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.07%	1.17%	2.28%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.23%
Net investment income[d]	0.69%	1.55%	2.58%	2.72%

Supplemental data
Net assets, end of period (000’s)	$15,670	$13,631	$5,098	$1,260
Portfolio turnover rate.	43.63%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

86 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.86	$11.38	$11.09	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	0.11	0.24	0.13
Net realized and unrealized gains (losses)	(0.09)	(0.38)	0.26	1.05
Total from investment operations	(0.09)	(0.27)	0.50	1.18
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.10)	(0.15)	(0.09)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.25)	(0.21)	(0.09)
Net asset value, end of period	$10.66	$10.86	$11.38	$11.09

Total return[f]	(0.84)%	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.82%	1.90%	2.98%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.06)%	0.82%	1.88%	1.90%

Supplemental data
Net assets, end of period (000’s)	$4,803	$4,124	$1,950	$132
Portfolio turnover rate.	43.63%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.94	$11.44	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.18	0.18	0.13
Net realized and unrealized gains (losses)	(0.09)	(0.39)	0.38	1.07
Total from investment operations	(0.07)	(0.21)	0.56	1.20
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.14)	(0.16)	(0.10)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.29)	(0.22)	(0.10)
Net asset value, end of period	$10.76	$10.94	$11.44	$11.10

Total return[f]	(0.65)%	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.32%	1.40%	2.48%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%
Net investment income[d]	0.44%	1.32%	2.38%	2.40%

Supplemental data
Net assets, end of period (000’s)	$1,470	$870	$48	$47
Portfolio turnover rate.	43.63%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.99	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.20	0.36	0.11
Net realized and unrealized gains (losses)	(0.08)	(0.35)	0.26	1.12
Total from investment operations	(0.03)	(0.15)	0.62	1.23
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.33)	(0.27)	(0.11)
Net asset value, end of period	$10.85	$10.99	$11.47	$11.12

Total return[f]	(0.29)%	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.61%	0.68%	1.74%	21.00%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	0.99%	1.87%	2.93%	2.95%

Supplemental data
Net assets, end of period (000’s)	$12,786	$13,041	$12,041	$11
Portfolio turnover rate.	43.63%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.98	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.27	0.23	0.13
Net realized and unrealized gains (losses)	(0.09)	(0.43)	0.38	1.10
Total from investment operations	(0.04)	(0.16)	0.61	1.23
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(0.01)	(0.18)	(0.20)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.33)	(0.26)	(0.11)
Net asset value, end of period	$10.83	$10.98	$11.47	$11.12

Total return[f]	(0.38)%	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.82%	0.90%	1.98%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	0.94%	1.82%	2.88%	2.90%

Supplemental data
Net assets, end of period (000’s)	$282	$303	$101	$82
Portfolio turnover rate.	43.63%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.8%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	96,697	$1,028,858
[a] Franklin K2 Long Short Credit Fund, Class R6	102,505	1,051,701
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	106,801	727,314
		2,807,873
Domestic Equity 48.4%
[a] Franklin Focused Core Equity Fund, Class R6	198,751	2,587,742
[a] Franklin Growth Fund, Class R6	45,165	3,363,865
[a,b] Franklin Growth Opportunities Fund, Class R6	72,691	2,349,362
[a] Franklin Rising Dividends Fund, Class R6	53,639	2,780,669
[a,b] Franklin Small Cap Growth Fund, Class R6	53,341	951,079
[a] Franklin Utilities Fund, Class R6	129,820	2,456,188
iShares S&P 500 Value ETF	26,626	2,473,555
		16,962,460
Domestic Fixed Income 20.3%
[a] Franklin Low Duration Total Return Fund, Class R6	252,666	2,496,341
[a] Franklin Strategic Income Fund, Class R6	89,589	843,035
[a] Franklin U.S. Government Securities Fund, Class R6	209,317	1,337,532
iShares Core U.S. Aggregate Bond ETF	6,300	709,191
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,100	625,923
iShares TIPS Bond ETF	9,282	1,082,931
		7,094,953
Foreign Equity 19.5%
[a,b] Franklin India Growth Fund, Class R6	83,598	1,063,359
[a] Franklin International Small Cap Growth Fund, Class R6	143,723	2,466,285
[a] Franklin Mutual International Fund, Class R6	84,819	1,127,249
iShares Core MSCI Emerging Markets ETF	5,979	250,102
iShares Global Infrastructure ETF	19,994	809,157
[a] Templeton Foreign Fund, Class R6	175,537	1,105,883
		6,822,035
Foreign Fixed Income 2.6%
[a] Templeton Global Total Return Fund, Class R6	78,998	898,997
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $34,831,399)		34,586,318

Short Term Investments (Cost $978,715) 2.8%
Money Market Funds 2.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	978,715	978,715
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $35,810,114) 101.6%		35,565,033
Other Assets, less Liabilities (1.6)%		(553,464)
Net Assets 100.0%		$35,011,569

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.78	$12.67	$12.85	$11.01	$10.13	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.17	0.22	0.14	0.15	0.15
Net realized and unrealized gains (losses)	(0.11)	(0.41)	0.42	2.26	0.89	(0.46)
Total from investment operations	(0.07)	(0.24)	0.64	2.40	1.04	(0.31)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.18)	(0.24)	(0.15)	(0.16)	(0.15)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.18)	(0.65)	(0.82)	(0.56)	(0.16)	(0.15)
Net asset value, end of period	$11.53	$11.78	$12.67	$12.85	$11.01	$10.13

Total return[e]	(0.53)%	(2.00)%	4.96%	22.06%	10.33%	(2.97)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.83%	0.84%	0.91%	0.94%	0.83%	0.97%
Expenses net of waiver and payments by
affiliates[g]	0.30%	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	0.63%	1.30%	1.76%	1.17%	1.45%	1.44%

Supplemental data
Net assets, end of period (000’s)	$56,754	$53,701	$50,264	$42,510	$32,095	$24,328
Portfolio turnover rate	45.35%	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.54	$12.43	$12.63	$10.85	$9.98	$10.45
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.07	0.12	0.06	0.08	0.08
Net realized and unrealized gains (losses)	(0.09)	(0.40)	0.41	2.21	0.89	(0.47)
Total from investment operations	(0.10)	(0.33)	0.53	2.27	0.97	(0.39)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.09)	(0.15)	(0.08)	(0.10)	(0.08)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.18)	(0.56)	(0.73)	(0.49)	(0.10)	(0.08)
Net asset value, end of period	$11.26	$11.54	$12.43	$12.63	$10.85	$9.98

Total return[e]	(0.80)%	(2.76)%	4.23%	21.17%	9.72%	(3.70)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.58%	1.56%	1.61%	1.64%	1.53%	1.67%
Expenses net of waiver and payments by
affiliates[g]	1.05%	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income (loss)[c]	(0.12)%	0.58%	1.06%	0.47%	0.75%	0.74%

Supplemental data
Net assets, end of period (000’s)	$18,799	$19,953	$19,965	$16,873	$11,124	$8,300
Portfolio turnover rate	45.35%	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$12.66	$12.84	$11.01	$10.12	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.13	0.19	0.11	0.14	0.14
Net realized and unrealized gains (losses)	(0.10)	(0.40)	0.42	2.26	0.89	(0.48)
Total from investment operations	(0.08)	(0.27)	0.61	2.37	1.03	(0.34)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.15)	(0.21)	(0.13)	(0.14)	(0.13)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.18)	(0.62)	(0.79)	(0.54)	(0.14)	(0.13)
Net asset value, end of period	$11.51	$11.77	$12.66	$12.84	$11.01	$10.12

Total return[e]	(0.61)%	(2.25)%	4.75%	21.77%	10.24%	(3.21)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.08%	1.06%	1.11%	1.14%	1.03%	1.17%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	0.38%	1.08%	1.56%	0.97%	1.25%	1.24%

Supplemental data
Net assets, end of period (000’s)	$5,089	$4,688	$4,577	$4,093	$3,035	$1,724
Portfolio turnover rate	45.35%	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.85	$12.75	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.22	0.36	0.58
Net realized and unrealized gains (losses)	(0.09)	(0.43)	0.33	1.17
Total from investment operations	(0.04)	(0.21)	0.69	1.75
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.22)	(0.28)	(0.19)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)
Total distributions	(0.18)	(0.69)	(0.86)	(0.60)
Net asset value, end of period	$11.63	$11.85	$12.75	$12.92

Total return[f]	(0.27)%	(1.75)%	5.35%	15.09%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.38%	0.38%	0.42%	0.49%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	0.93%	1.63%	2.11%	1.55%

Supplemental data
Net assets, end of period (000’s)	$18,887	$20,244	$16,262	$2,532
Portfolio turnover rate.	45.35%	33.86%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.86	$12.75	$12.93	$11.07	$10.17	$10.63
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.16	0.26	0.18	0.18	0.17
Net realized and unrealized gains (losses)	(0.10)	(0.37)	0.41	2.28	0.91	(0.46)
Total from investment operations	(0.05)	(0.21)	0.67	2.46	1.09	(0.29)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.21)	(0.27)	(0.19)	(0.19)	(0.17)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.18)	(0.68)	(0.85)	(0.60)	(0.19)	(0.17)
Net asset value, end of period	$11.63	$11.86	$12.75	$12.93	$11.07	$10.17

Total return[e]	(0.36)%	(1.76)%	5.22%	22.43%	10.79%	(2.69)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.58%	0.56%	0.61%	0.64%	0.53%	0.67%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	0.88%	1.58%	2.06%	1.47%	1.75%	1.74%

Supplemental data
Net assets, end of period (000’s)	$1,660	$1,722	$2,182	$1,815	$1,077	$817
Portfolio turnover rate	45.35%	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%
Alternative Strategies 8.1%
[a] Franklin K2 Alternative Strategies Fund, Class R6	281,934	$2,999,771
[a] Franklin K2 Long Short Credit Fund, Class R6	295,504	3,031,869
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	323,621	2,203,861
		8,235,501
Domestic Equity 50.3%
[a] Franklin Focused Core Equity Fund, Class R6	632,476	8,234,835
[a] Franklin Growth Fund, Class R6	128,874	9,598,543
[a,b] Franklin Growth Opportunities Fund, Class R6	270,091	8,729,340
[a] Franklin Rising Dividends Fund, Class R6	153,719	7,968,758
[a,b] Franklin Small Cap Growth Fund, Class R6	133,175	2,374,514
[a] Franklin Utilities Fund, Class R6	366,583	6,935,755
iShares S&P 500 Value ETF	75,302	6,995,556
		50,837,301
Domestic Fixed Income 16.2%
[a] Franklin Low Duration Total Return Fund, Class R6	542,512	5,360,022
[a] Franklin Strategic Income Fund, Class R6	181,676	1,709,572
[a] Franklin U.S. Government Securities Fund, Class R6	485,313	3,101,147
iShares Core U.S. Aggregate Bond ETF	17,500	1,969,975
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,900	1,828,677
iShares TIPS Bond ETF	21,030	2,453,570
		16,422,963
Foreign Equity 22.7%
[a,b] Franklin India Growth Fund, Class R6	235,941	3,001,174
[a] Franklin International Small Cap Growth Fund, Class R6	463,991	7,962,087
[a] Franklin Mutual International Fund, Class R6	300,241	3,990,195
iShares Core MSCI Emerging Markets ETF	29,097	1,217,128
iShares Global Infrastructure ETF	72,636	2,939,579
[a] Templeton Foreign Fund, Class R6	609,422	3,839,361
		22,949,524
Foreign Fixed Income 1.6%
[a] Templeton Global Total Return Fund, Class R6	142,749	1,624,489
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $95,155,419)		100,069,778

Short Term Investments (Cost $1,250,396) 1.2%
Money Market Funds 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,250,396	1,250,396
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $96,405,815) 100.1%		101,320,174
Other Assets, less Liabilities (0.1)%		(131,311)
Net Assets 100.0%		$101,188,863

See Abbreviations on page 157.

[a]See Note 3(f) regarding investments in FT Underlying Funds.
[b]Non-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.06	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.18	0.24	0.11
Net realized and unrealized gains (losses)	(0.12)	(0.40)	0.39	1.18
Total from investment operations	(0.09)	(0.22)	0.63	1.29
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.15)	(0.18)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.30)	(0.24)	(0.10)
Net asset value, end of period	$10.88	$11.06	$11.58	$11.19

Total return[f]	(0.74)%	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.32%	1.40%	3.25%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.25%
Net investment income[d]	0.57%	1.41%	2.37%	1.98%

Supplemental data
Net assets, end of period (000’s)	$9,690	$8,177	$2,891	$672
Portfolio turnover rate.	41.29%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.97	$11.52	$11.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.11	0.17	0.08
Net realized and unrealized gains (losses)	(0.12)	(0.41)	0.39	1.16
Total from investment operations	(0.13)	(0.30)	0.56	1.24
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.10)	(0.13)	(0.09)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.25)	(0.19)	(0.09)
Net asset value, end of period	$10.75	$10.97	$11.52	$11.15

Total return[f]	(1.12)%	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.07%	2.13%	3.95%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.18)%	0.68%	1.67%	1.18%

Supplemental data
Net assets, end of period (000’s)	$2,303	$1,988	$747	$60
Portfolio turnover rate.	41.29%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.05	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.17	0.20	0.07
Net realized and unrealized gains (losses)	(0.12)	(0.41)	0.41	1.21
Total from investment operations	(0.10)	(0.24)	0.61	1.28
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.14)	(0.16)	(0.09)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.29)	(0.22)	(0.09)
Net asset value, end of period	$10.86	$11.05	$11.58	$11.19

Total return[f]	(0.84)%	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.56%	1.63%	3.45%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.54%	0.55%	0.55%	0.55%
Net investment income[d]	0.33%	1.18%	2.17%	1.68%

Supplemental data
Net assets, end of period (000’s)	$1,916	$1,009	$37	$11
Portfolio turnover rate.	41.29%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.10	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.19	0.33	0.10
Net realized and unrealized gains (losses)	(0.13)	(0.37)	0.35	1.20
Total from investment operations	(0.08)	(0.18)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.18)	(0.21)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.33)	(0.27)	(0.10)
Net asset value, end of period	$10.93	$11.10	$11.61	$11.20

Total return[f]	(0.65)%	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.75%	0.82%	2.55%	33.68%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	0.87%	1.73%	2.72%	2.23%

Supplemental data
Net assets, end of period (000’s)	$12,719	$12,037	$10,154	$11
Portfolio turnover rate.	41.29%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.09	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.40	0.20	0.10
Net realized and unrealized gains (losses)	(0.12)	(0.59)	0.48	1.20
Total from investment operations	(0.08)	(0.19)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.18)	(0.21)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.09)	(0.33)	(0.27)	(0.10)
Net asset value, end of period	$10.92	$11.09	$11.61	$11.20

Total return[f]	(0.56)%	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.07%	1.13%	2.95%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	0.82%	1.68%	2.67%	2.18%

Supplemental data
Net assets, end of period (000’s)	$104	$121	$23	$23
Portfolio turnover rate.	41.29%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.1%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	70,607	$751,256
[a] Franklin K2 Long Short Credit Fund, Class R6	74,831	767,773
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	77,346	526,725
		2,045,754
Domestic Equity 50.2%
[a] Franklin Focused Core Equity Fund, Class R6	170,212	2,216,163
[a] Franklin Growth Fund, Class R6	33,351	2,484,004
[a,b] Franklin Growth Opportunities Fund, Class R6	72,999	2,359,311
[a] Franklin Rising Dividends Fund, Class R6	40,090	2,078,251
[a,b] Franklin Small Cap Growth Fund, Class R6	35,591	634,582
[a] Franklin Utilities Fund, Class R6	96,010	1,816,516
iShares S&P 500 Value ETF	19,617	1,822,419
		13,411,246
Domestic Fixed Income 14.6%
[a] Franklin Low Duration Total Return Fund, Class R6	122,962	1,214,866
[a] Franklin Strategic Income Fund, Class R6	42,923	403,907
[a] Franklin U.S. Government Securities Fund, Class R6	117,449	750,499
iShares Core U.S. Aggregate Bond ETF	4,400	495,308
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,600	441,828
iShares TIPS Bond ETF	5,057	590,000
		3,896,408
Foreign Equity 22.6%
[a,b] Franklin India Growth Fund, Class R6	65,441	832,408
[a] Franklin International Small Cap Growth Fund, Class R6	123,018	2,110,990
[a] Franklin Mutual International Fund, Class R6	79,641	1,058,435
iShares Core MSCI Emerging Markets ETF	9,939	415,748
iShares Global Infrastructure ETF	16,242	657,314
[a] Templeton Foreign Fund, Class R6	153,123	964,673
		6,039,568
Foreign Fixed Income 1.1%
[a] Templeton Global Total Return Fund, Class R6	25,626	291,617
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $26,009,172)		25,684,593

Short Term Investments (Cost $631,022) 2.3%
Money Market Funds 2.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	631,022	631,022
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $26,640,194) 98.4%		26,315,615
Other Assets, less Liabilities 1.6%		415,812
Net Assets 100.0%		$26,731,427

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$12.70	$12.88	$10.92	$10.01	$10.44
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.16	0.20	0.13	0.15	0.15
Net realized and unrealized gains (losses)	(0.09)	(0.42)	0.43	2.36	0.91	(0.44)
Total from investment operations	(0.06)	(0.26)	0.63	2.49	1.06	(0.29)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.17)	(0.22)	(0.15)	(0.15)	(0.14)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.17)	(0.69)	(0.81)	(0.53)	(0.15)	(0.14)
Net asset value, end of period	$11.52	$11.75	$12.70	$12.88	$10.92	$10.01

Total return[e]	(0.45)%	(2.17)%	4.94%	23.07%	10.61%	(2.81)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.00%	1.01%	1.11%	1.16%	1.05%	1.30%
Expenses net of waiver and payments by
affiliates[g]	0.30%	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	0.57%	1.26%	1.57%	1.08%	1.41%	1.43%

Supplemental data
Net assets, end of period (000’s)	$41,156	$38,444	$34,259	$27,991	$20,765	$14,762
Portfolio turnover rate	45.08%	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.48	$12.42	$12.63	$10.73	$9.84	$10.28
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.07	0.11	0.04	0.07	0.07
Net realized and unrealized gains (losses)	(0.10)	(0.40)	0.41	2.31	0.90	(0.43)
Total from investment operations	(0.11)	(0.33)	0.52	2.35	0.97	(0.36)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.09)	(0.14)	(0.07)	(0.08)	(0.08)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.17)	(0.61)	(0.73)	(0.45)	(0.08)	(0.08)
Net asset value, end of period	$11.20	$11.48	$12.42	$12.63	$10.73	$9.84

Total return[e]	(0.90)%	(2.82)%	4.15%	22.20%	9.85%	(3.54)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.75%	1.73%	1.81%	1.86%	1.74%	2.00%
Expenses net of waiver and payments by
affiliates[g]	1.05%	1.05%	1.05%	1.08%	1.14%	1.15%
Net investment income (loss)[c]	(0.18)%	0.54%	0.87%	0.38%	0.72%	0.73%

Supplemental data
Net assets, end of period (000’s)	$12,190	$12,850	$11,785	$9,484	$6,680	$5,869
Portfolio turnover rate	45.08%	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.71	$12.66	$12.82	$10.88	$9.99	$10.42
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.14	0.14	0.10	0.16	0.12
Net realized and unrealized gains (losses)	(0.10)	(0.42)	0.47	2.35	0.87	(0.43)
Total from investment operations	(0.08)	(0.28)	0.61	2.45	1.03	(0.31)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.15)	(0.18)	(0.13)	(0.14)	(0.12)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.17)	(0.67)	(0.77)	(0.51)	(0.14)	(0.12)
Net asset value, end of period	$11.46	$11.71	$12.66	$12.82	$10.88	$9.99

Total return[e]	(0.63)%	(2.35)%	4.75%	22.76%	10.35%	(3.01)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.25%	1.23%	1.31%	1.36%	1.25%	1.50%
Expenses net of waiver and payments by
affiliates[g]	0.55%	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	0.32%	1.04%	1.37%	0.88%	1.21%	1.23%

Supplemental data
Net assets, end of period (000’s)	$4,233	$4,327	$3,474	$4,564	$3,336	$860
Portfolio turnover rate	45.08%	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.83	$12.77	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.21	0.33	0.60
Net realized and unrealized gains (losses)	(0.10)	(0.42)	0.35	1.24
Total from investment operations	(0.05)	(0.21)	0.68	1.84
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.21)	(0.27)	(0.18)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)
Total distributions	(0.17)	(0.73)	(0.86)	(0.56)
Net asset value, end of period	$11.61	$11.83	$12.77	$12.95

Total return[f]	(0.37)%	(1.77)%	5.24%	16.08%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.46%	0.45%	0.51%	0.60%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	0.87%	1.59%	1.92%	1.46%

Supplemental data
Net assets, end of period (000’s)	$10,186	$10,975	$8,987	$1,718
Portfolio turnover rate.	45.08%	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016		Year Ended December 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.83	$12.76	$12.94	$10.96	$10.05	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.13	0.24	0.17	0.16	0.17
Net realized and unrealized gains (losses)	(0.11)	(0.34)	0.43	2.37	0.93	(0.44)
Total from investment operations	(0.06)	(0.21)	0.67	2.54	1.09	(0.27)
Less distributions from:
Net investment income and short term gains
received from Underlying Funds and
exchange traded funds	(—)[d]	(0.20)	(0.26)	(0.18)	(0.18)	(0.16)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.17)	(0.72)	(0.85)	(0.56)	(0.18)	(0.16)
Net asset value, end of period	$11.60	$11.83	$12.76	$12.94	$10.96	$10.05

Total return[e]	(0.45)%	(1.82)%	5.20%	23.48%	10.86%	(2.55)%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.75%	0.73%	0.81%	0.86%	0.75%	1.00%
Expenses net of waiver and payments by
affiliates[g]	0.05%	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	0.82%	1.54%	1.87%	1.38%	1.71%	1.73%

Supplemental data
Net assets, end of period (000’s)	$579	$532	$1,576	$1,188	$709	$642
Portfolio turnover rate	45.08%	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.1%
Alternative Strategies 8.3%
[a] Franklin K2 Alternative Strategies Fund, Class R6	193,124	$2,054,836
[a] Franklin K2 Long Short Credit Fund, Class R6	202,253	2,075,118
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	220,224	1,499,727
		5,629,681
Domestic Equity 51.3%
[a] Franklin Focused Core Equity Fund, Class R6	446,404	5,812,183
[a] Franklin Growth Fund, Class R6	86,898	6,472,125
[a,b] Franklin Growth Opportunities Fund, Class R6	189,834	6,135,444
[a] Franklin Rising Dividends Fund, Class R6	104,784	5,432,024
[a,b] Franklin Small Cap Growth Fund, Class R6	95,566	1,703,939
[a] Franklin Utilities Fund, Class R6	250,310	4,735,857
iShares S&P 500 Value ETF	51,355	4,770,879
		35,062,451
Domestic Fixed Income 14.1%
[a] Franklin Low Duration Total Return Fund, Class R6	270,978	2,677,263
[a] Franklin Strategic Income Fund, Class R6	70,914	667,299
[a] Franklin U.S. Government Securities Fund, Class R6	328,906	2,101,709
iShares Core U.S. Aggregate Bond ETF	11,800	1,328,326
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,300	1,264,119
iShares TIPS Bond ETF	13,611	1,587,995
		9,626,711
Foreign Equity 24.7%
[a,b] Franklin India Growth Fund, Class R6	149,636	1,903,367
[a] Franklin International Small Cap Growth Fund, Class R6	320,805	5,505,014
[a] Franklin Mutual International Fund, Class R6	207,572	2,758,630
iShares Core MSCI Emerging Markets ETF	39,219	1,640,531
iShares Global Infrastructure ETF	51,075	2,067,005
[a] Templeton Foreign Fund, Class R6	477,294	3,006,956
		16,881,503
Foreign Fixed Income 0.7%
[a] Templeton Global Total Return Fund, Class R6	42,945	488,713
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $64,446,923)		67,689,059

Short Term Investments (Cost $2,133,278) 3.1%
Money Market Funds 3.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	2,133,278	2,133,278
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $66,580,201) 102.2%		69,822,337
Other Assets, less Liabilities (2.2)%		(1,478,933)
Net Assets 100.0%		$68,343,404

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.11	$11.62	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.22	0.22	0.10
Net realized and unrealized gains (losses)	(0.08)	(0.41)	0.43	1.21
Total from investment operations	(0.05)	(0.19)	0.65	1.31
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.16)	(0.18)	(0.10)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.10)	(0.32)	(0.24)	(0.10)
Net asset value, end of period	$10.96	$11.11	$11.62	$11.21

Total return[f]	(0.43)%	(1.76)%	5.80%	13.14%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.61%	1.82%	4.12%	34.22%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.23%
Net investment income[d]	0.55%	1.47%	2.21%	1.88%

Supplemental data
Net assets, end of period (000’s)	$8,368	$6,762	$2,318	$512
Portfolio turnover rate.	41.59%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.07	$11.56	$11.18	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.07	0.15	0.09
Net realized and unrealized gains (losses)	(0.09)	(0.33)	0.42	1.18
Total from investment operations	(0.10)	(0.26)	0.57	1.27
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.07)	(0.13)	(0.09)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.10)	(0.23)	(0.19)	(0.09)
Net asset value, end of period	$10.87	$11.07	$11.56	$11.18

Total return[f]	(0.89)%	(2.40)%	5.03%	12.82%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.36%	2.55%	4.82%	35.04%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)[d]	(0.20)%	0.74%	1.51%	1.06%

Supplemental data
Net assets, end of period (000’s)	$2,304	$1,921	$943	$82
Portfolio turnover rate.	41.59%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.12	$11.63	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.16	0.18	0.06
Net realized and unrealized gains (losses)	(0.09)	(0.37)	0.45	1.24
Total from investment operations	(0.07)	(0.21)	0.63	1.30
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.14)	(0.15)	(0.09)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.10)	(0.30)	(0.21)	(0.09)
Net asset value, end of period	$10.95	$11.12	$11.63	$11.21

Total return[f]	(0.61)%	(1.98)%	5.67%	13.02%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.86%	2.05%	4.32%	34.54%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%
Net investment income[d]	0.30%	1.24%	2.01%	1.56%

Supplemental data
Net assets, end of period (000’s)	$1,012	$747	$33	$11
Portfolio turnover rate.	41.59%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.16	$11.65	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.19	0.32	0.09
Net realized and unrealized gains (losses)	(0.09)	(0.34)	0.37	1.25
Total from investment operations	(0.04)	(0.15)	0.69	1.34
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.10)	(0.34)	(0.27)	(0.11)
Net asset value, end of period	$11.02	$11.16	$11.65	$11.23

Total return[f]	(0.34)%	(1.39)%	6.16%	13.39%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.83%	1.01%	3.22%	34.36%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	0.85%	1.79%	2.56%	2.11%

Supplemental data
Net assets, end of period (000’s)	$10,901	$8,012	$6,348	$11
Portfolio turnover rate.	41.59%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Six Months Ended
	June 30, 2016	Year Ended December 31,
	(unaudited)	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.16	$11.65	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.18	0.23	0.10
Net realized and unrealized gains (losses)	(0.08)	(0.33)	0.47	1.23
Total from investment operations	(0.04)	(0.15)	0.70	1.33
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	(—)[e]	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.10)	(0.34)	(0.27)	(0.11)
Net asset value, end of period	$11.02	$11.16	$11.65	$11.22

Total return[f]	(0.34)%	(1.43)%	6.22%	13.26%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.36%	1.55%	3.82%	34.04%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	0.80%	1.74%	2.51%	2.06%

Supplemental data
Net assets, end of period (000’s)	$404	$394	$327	$75
Portfolio turnover rate.	41.59%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	63,031	$670,650
[a] Franklin K2 Long Short Credit Fund, Class R6	65,441	671,421
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	71,606	487,640
		1,829,711
Domestic Equity 51.8%
[a] Franklin Focused Core Equity Fund, Class R6	159,020	2,070,435
[a] Franklin Growth Fund, Class R6	29,806	2,219,981
[a,b] Franklin Growth Opportunities Fund, Class R6	64,496	2,084,529
[a] Franklin Rising Dividends Fund, Class R6	35,525	1,841,623
[a,b] Franklin Small Cap Growth Fund, Class R6	26,147	466,196
[a] Franklin Utilities Fund, Class R6	84,995	1,608,108
iShares S&P 500 Value ETF	17,392	1,615,717
		11,906,589
Domestic Fixed Income 13.8%
[a] Franklin Low Duration Total Return Fund, Class R6	94,830	936,926
[a] Franklin Strategic Income Fund, Class R6	32,778	308,441
[a] Franklin U.S. Government Securities Fund, Class R6	102,901	657,535
iShares Core U.S. Aggregate Bond ETF	3,900	439,023
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,300	405,009
iShares TIPS Bond ETF	3,715	433,429
		3,180,363
Foreign Equity 25.1%
[a,b] Franklin India Growth Fund, Class R6	53,114	675,610
[a] Franklin International Small Cap Growth Fund, Class R6	108,784	1,866,728
[a] Franklin Mutual International Fund, Class R6	70,522	937,234
iShares Core MSCI Emerging Markets ETF	16,616	695,047
iShares Global Infrastructure ETF	13,943	564,273
[a] Templeton Foreign Fund, Class R6	164,388	1,035,646
		5,774,538
Foreign Fixed Income 0.2%
[a] Templeton Global Total Return Fund, Class R6	4,637	52,766
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $22,683,872)		22,743,967

Short Term Investments (Cost $737,121) 3.2%
Money Market Funds 3.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	737,121	737,121
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $23,420,993) 102.1%		23,481,088
Other Assets, less Liabilities (2.1)%		(492,077)
Net Assets 100.0%		$22,989,011

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2055 Retirement Target Fund
	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.34	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.16
Net realized and unrealized gains (losses)	(0.11)	(0.70)
Total from investment operations	(0.09)	(0.54)
Less distributions from:
Net investment income.	(0.01)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.07)	(0.12)
Net asset value, end of period	$9.18	$9.34

Total return[e]	(0.94)%	(5.40)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g,h]	5.87%	9.66%
Expenses net of waiver and payments by affiliates[h]	0.33%	0.19%
Net investment income[d]	0.49%	2.62%

Supplemental data
Net assets, end of period (000’s)	$2,118	$1,817
Portfolio turnover rate	53.06%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the period ended June 30, 2016.

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	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.30	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.01)	0.24
Net realized and unrealized gains (losses)	(0.11)	(0.84)
Total from investment operations	(0.12)	(0.60)
Less distributions from:
Net investment income.	(0.01)	(0.10)
Net realized gains	(0.06)	—
Total distributions	(0.07)	(0.10)
Net asset value, end of period	$9.11	$9.30

Total return[e]	(1.27)%	(5.99)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g,h]	6.59%	10.52%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income (loss)[d]	(0.23)%	1.76%

Supplemental data
Net assets, end of period (000’s)	$303	$172
Portfolio turnover rate	53.06%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.33	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	0.18
Net realized and unrealized gains (losses)	(0.12)	(0.74)
Total from investment operations	(0.10)	(0.56)
Less distributions from:
Net investment income.	(0.01)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.07)	(0.11)
Net asset value, end of period	$9.16	$9.33

Total return[e]	(1.05)%	(5.61)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g,h]	6.09%	9.98%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.51%
Net investment income[d]	0.27%	2.30%

Supplemental data
Net assets, end of period (000’s)	$254	$41
Portfolio turnover rate	53.06%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the period ended June 30, 2016.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.34	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.32
Net realized and unrealized gains (losses)	(0.11)	(0.85)
Total from investment operations	(0.07)	(0.53)
Less distributions from:
Net investment income.	(0.01)	(0.13)
Net realized gains	(0.06)	—
Total distributions	(0.07)	(0.13)
Net asset value, end of period	$9.20	$9.34

Total return[e]	(0.73)%	(5.33)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g,h]	5.71%	10.04%
Expenses net of waiver and payments by affiliates[h]	—%	—%
Net investment income[d]	0.82%	2.81%

Supplemental data
Net assets, end of period (000’s)	$137	$92
Portfolio turnover rate	53.06%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.35	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.10
Net realized and unrealized gains (losses)	(0.10)	(0.63)
Total from investment operations	(0.07)	(0.53)
Less distributions from:
Net investment income.	(0.01)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.07)	(0.12)
Net asset value, end of period	$9.21	$9.35

Total return[e]	(0.73)%	(5.37)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g,h]	5.59%	9.52%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	0.77%	2.76%

Supplemental data
Net assets, end of period (000’s)	$11	$11
Portfolio turnover rate	53.06%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the period ended June 30, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2016 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 94.8%
Alternative Strategies 7.5%
[a] Franklin K2 Alternative Strategies Fund, Class R6	7,248	$77,121
[a] Franklin K2 Long Short Credit Fund, Class R6	7,564	77,599
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,512	57,968
		212,688
Domestic Equity 50.3%
[a] Franklin Focused Core Equity Fund, Class R6	18,633	242,597
[a] Franklin Growth Fund, Class R6	3,596	267,823
[a,b] Franklin Growth Opportunities Fund, Class R6	7,756	250,663
[a] Franklin Rising Dividends Fund, Class R6	4,268	221,261
[a,b] Franklin Small Cap Growth Fund, Class R6	3,294	58,736
[a] Franklin Utilities Fund, Class R6	10,250	193,940
iShares S&P 500 Value ETF	1,995	185,336
		1,420,356
Domestic Fixed Income 12.5%
[a] Franklin Low Duration Total Return Fund, Class R6	10,576	104,491
[a] Franklin Strategic Income Fund, Class R6	3,638	34,233
[a] Franklin U.S. Government Securities Fund, Class R6	11,550	73,807
iShares Core U.S. Aggregate Bond ETF	400	45,028
iShares iBoxx $ Investment Grade Corporate Bond ETF	400	49,092
iShares TIPS Bond ETF	385	44,918
		351,569
Foreign Equity 24.4%
[a,b] Franklin India Growth Fund, Class R6	6,237	79,337
[a] Franklin International Small Cap Growth Fund, Class R6	13,078	224,420
[a] Franklin Mutual International Fund, Class R6	8,439	112,146
iShares Core MSCI Emerging Markets ETF	1,983	82,949
iShares Global Infrastructure ETF	1,497	60,583
[a] Templeton Foreign Fund, Class R6	20,422	128,659
		688,094
Foreign Fixed Income 0.1%
[a] Templeton Global Total Return Fund, Class R6	334	3,803
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,660,929)		2,676,510

Short Term Investments (Cost $123,357) 4.4%
Money Market Funds 4.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	123,357	123,357
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,784,286) 99.2%		2,799,867
Other Assets, less Liabilities 0.8%.		23,067
Net Assets 100.0%		$2,822,934

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

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Financial Statements

Statements of Assets and Liabilities
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$58,994,888	$29,126,659	$98,964,030
Cost - Exchange traded funds	12,412,382	6,037,008	22,475,328
Total cost of investments	$71,407,270	$35,163,667	$121,439,358
Value - Non-controlled affiliates (Note 3f)	$58,445,280	$29,217,597	$104,917,815
Value - Exchange traded funds	12,637,923	6,218,040	23,080,004
Total value of investments	71,083,203	35,435,637	127,997,819
Receivables:
Investment securities sold	—	1,458,905	6,569,197
Capital shares sold	45,565	126,939	252,254
Affiliates	75,423	40,480	45,381
Other assets.	34	16	57
Total assets	71,204,225	37,061,977	134,864,708
Liabilities:
Payables:
Investment securities purchased	—	2,601,877	8,193,180
Capital shares redeemed	46,268	3,700	69,146
Distribution fees	52,562	19,187	84,469
Professional fees	76,326	11,217	11,767
Accrued expenses and other liabilities	6,742	3,962	11,097
Total liabilities	181,898	2,639,943	8,369,659
Net assets, at value	$71,022,327	$34,422,034	$126,495,049
Net assets consist of:
Paid-in capital	$73,278,991	$36,578,785	$124,950,016
Undistributed net investment income	40,560	53,400	450,931
Net unrealized appreciation (depreciation)	(324,067)	271,970	6,558,461
Accumulated net realized gain (loss)	(1,973,157)	(2,482,121)	(5,464,359)
Net assets, at value	$71,022,327	$34,422,034	$126,495,049

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		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$42,171,219	$19,361,946	$74,380,827
Shares outstanding	3,902,586	1,839,964	6,597,078
Net asset value per share[a]	$10.81	$10.52	$11.27
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.47	$11.16	$11.96
Class C:
Net assets, at value	$18,807,634	$4,985,931	$28,436,466
Shares outstanding	1,761,184	476,508	2,571,281
Net asset value and maximum offering price per share[a]	$10.68	$10.46	$11.06
Class R:
Net assets, at value	$4,785,737	$3,079,792	$6,934,241
Shares outstanding	444,636	293,236	618,455
Net asset value and maximum offering price per share	$10.76	$10.50	$11.21
Class R6:
Net assets, at value	$4,684,015	$6,679,821	$15,558,120
Shares outstanding	431,417	633,316	1,374,376
Net asset value and maximum offering price per share	$10.86	$10.55	$11.32
Advisor Class:
Net assets, at value	$573,722	$314,544	$1,185,395
Shares outstanding	52,901	29,825	104,830
Net asset value and maximum offering price per share	$10.85	$10.55	$11.31

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$30,013,191	$79,420,186	$22,319,063
Cost - Exchange traded funds	5,796,923	16,985,629	4,321,131
Total cost of investments	$35,810,114	$96,405,815	$26,640,194
Value - Non-controlled affiliates (Note 3f)	$29,614,174	$83,915,689	$21,892,998
Value - Exchange traded funds	5,950,859	17,404,485	4,422,617
Total value of investments	35,565,033	101,320,174	26,315,615
Receivables:
Investment securities sold	1,270,732	4,905,486	941,890
Capital shares sold	172,440	441,376	877,096
Affiliates	39,269	45,994	40,808
Other assets	15	44	10
Total assets	37,047,489	106,713,074	28,175,419
Liabilities:
Payables:
Investment securities purchased	1,995,930	5,419,337	1,419,462
Capital shares redeemed	8,632	24,551	—
Distribution fees	15,435	58,631	8,506
Professional fees	11,252	11,537	11,244
Accrued expenses and other liabilities	4,671	10,155	4,780
Total liabilities.	2,035,920	5,524,211	1,443,992
Net assets, at value	$35,011,569	$101,188,863	$26,731,427
Net assets consist of:
Paid-in capital	$37,022,654	$99,753,688	$28,199,861
Undistributed net investment income.	112,012	262,582	76,168
Net unrealized appreciation (depreciation)	(245,081)	4,914,359	(324,579)
Accumulated net realized gain (loss)	(1,878,016)	(3,741,766)	(1,220,023)
Net assets, at value	$35,011,569	$101,188,863	$26,731,427

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		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$15,670,244	$56,753,667	$9,689,820
Shares outstanding.	1,451,595	4,920,239	890,653
Net asset value per share[a]	$10.80	$11.53	$10.88
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.46	$12.23	$11.54
Class C:
Net assets, at value	$4,803,337	$18,799,213	$2,302,540
Shares outstanding.	450,554	1,670,151	214,172
Net asset value and maximum offering price per share[a]	$10.66	$11.26	$10.75
Class R:
Net assets, at value	$1,469,873	$5,088,768	$1,916,097
Shares outstanding.	136,558	442,021	176,461
Net asset value and maximum offering price per share	$10.76	$11.51	$10.86
Class R6:
Net assets, at value	$12,785,668	$18,887,339	$12,718,903
Shares outstanding.	1,178,891	1,624,557	1,163,533
Net asset value and maximum offering price per share	$10.85	$11.63	$10.93
Advisor Class:
Net assets, at value	$282,447	$1,659,876	$104,067
Shares outstanding.	26,071	142,681	9,526
Net asset value and maximum offering price per share	$10.83	$11.63	$10.92

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$54,182,146	$19,355,899	$2,327,440
Cost - Exchange traded funds	12,398,055	4,065,094	456,846
Total cost of investments	$66,580,201	$23,420,993	$2,784,286
Value - Non-controlled affiliates (Note 3f)	$57,163,482	$19,328,590	$2,331,961
Value - Exchange traded funds	12,658,855	4,152,498	467,906
Total value of investments	69,822,337	23,481,088	2,799,867
Receivables:
Investment securities sold	2,299,784	537,252	51,496
Capital shares sold	221,356	152,735	61,641
Affiliates	47,147	42,699	62,239
Other assets	30	8	1
Total assets	72,390,654	24,213,782	2,975,244
Liabilities:
Payables:
Investment securities purchased	3,908,328	1,192,551	133,264
Capital shares redeemed	78,081	7,938	2
Distribution fees	40,919	7,957	959
Professional fees	11,388	11,249	16,624
Accrued expenses and other liabilities	8,534	5,076	1,461
Total liabilities.	4,047,250	1,224,771	152,310
Net assets, at value	$68,343,404	$22,989,011	$2,822,934
Net assets consist of:
Paid-in capital	$67,280,194	$23,986,237	$2,964,037
Undistributed net investment income.	155,301	60,276	4,947
Net unrealized appreciation (depreciation)	3,242,136	60,095	15,581
Accumulated net realized gain (loss)	(2,334,227)	(1,117,597)	(161,631)
Net assets, at value	$68,343,404	$22,989,011	$2,822,934

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		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$41,156,032	$8,368,344	$2,117,716
Shares outstanding.	3,574,097	763,597	230,595
Net asset value per share[a]	$11.52	$10.96	$9.18
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.22	$11.63	$9.74
Class C:
Net assets, at value	$12,189,974	$2,303,976	$303,110
Shares outstanding.	1,088,259	211,862	33,271
Net asset value and maximum offering price per share[a]	$11.20	$10.87	$9.11
Class R:
Net assets, at value	$4,232,747	$1,011,745	$253,556
Shares outstanding.	369,435	92,387	27,673
Net asset value and maximum offering price per share	$11.46	$10.95	$9.16
Class R6:
Net assets, at value	$10,186,042	$10,900,994	$137,107
Shares outstanding.	877,691	989,295	14,905
Net asset value and maximum offering price per share	$11.61	$11.02	$9.20
Advisor Class:
Net assets, at value	$578,609	$403,952	$11,445
Shares outstanding.	49,861	36,661	1,243
Net asset value and maximum offering price per share	$11.60	$11.02	$9.21

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$742,902	$187,186	$482,409
Exchange traded funds	76,696	54,913	241,230
Interest	30	—	—
Total investment income	819,628	242,099	723,639
Expenses:
Management and asset allocation fees (Note 3a)	90,101	42,861	154,493
Distribution fees: (Note 3c)
Class A	52,634	23,317	89,186
Class C.	95,435	25,677	140,382
Class R.	10,862	9,322	15,656
Transfer agent fees: (Note 3e)
Class A	25,860	12,735	52,457
Class C.	11,795	3,505	20,719
Class R.	2,678	2,543	4,603
Class R6	205	195	1,180
Advisor Class	372	205	838
Custodian fees (Note 4)	43	23	174
Reports to shareholders	7,758	4,043	14,003
Registration and filing fees	36,618	37,659	37,574
Professional fees	33,638	12,775	13,204
Trustees’ fees and expenses	299	—	468
Other	2,123	2,076	2,348
Total expenses	370,421	176,936	547,285
Expenses waived/paid by affiliates (Notes 3f and 3g)	(194,936)	(111,671)	(275,339)
Net expenses	175,485	65,265	271,946
Net investment income	644,143	176,834	451,693
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	(873,051)	(1,573,291)	(3,079,491)
Exchange traded funds	(170,682)	(329,071)	(1,570,410)
Net realized gain (loss)	(1,043,733)	(1,902,362)	(4,649,901)
Net change in unrealized appreciation (depreciation) on investments	1,477,268	1,820,170	4,128,591
Net realized and unrealized gain (loss)	433,535	(82,192)	(521,310)
Net increase (decrease) in net assets resulting from operations	$1,077,678	$94,642	$(69,617)

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$98,632	$247,276	$54,743
Exchange traded funds	60,976	204,598	47,716
Total investment income	159,608	451,874	102,459
Expenses:
Management and asset allocation fees (Note 3a)	40,393	121,294	29,281
Distribution fees: (Note 3c)
Class A	17,355	66,141	10,191
Class C	21,703	92,418	10,461
Class R	3,335	10,802	2,579
Transfer agent fees: (Note 3e)
Class A	15,178	53,421	14,068
Class C	4,746	18,663	3,613
Class R	1,459	4,358	1,804
Class R6	323	384	2,067
Advisor Class	335	1,639	198
Custodian fees (Note 4)	21	74	16
Reports to shareholders.	4,578	12,551	4,335
Registration and filing fees	36,913	36,268	35,939
Professional fees	12,795	13,072	12,781
Trustees’ fees and expenses	—	374	—
Other	2,097	2,220	2,043
Total expenses	161,231	433,679	129,376
Expenses waived/paid by affiliates (Notes 3f and 3g)	(113,870)	(244,989)	(103,296)
Net expenses	47,361	188,690	26,080
Net investment income	112,247	263,184	76,379
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	(1,321,682)	(2,058,618)	(787,920)
Exchange traded funds	(341,543)	(1,428,843)	(296,176)
Net realized gain (loss)	(1,663,225)	(3,487,461)	(1,084,096)
Net change in unrealized appreciation (depreciation) on investments.	1,486,489	2,687,319	889,246
Net realized and unrealized gain (loss)	(176,736)	(800,142)	(194,850)
Net increase (decrease) in net assets resulting from operations	$(64,489)	$(536,958)	$(118,471)

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended June 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$149,544	$42,283	$4,613
Exchange traded funds	138,284	42,442	4,787
Interest	—	13	—
Total investment income	287,828	84,738	9,400
Expenses:
Management and asset allocation fees (Note 3a)	82,514	24,902	2,873
Distribution fees: (Note 3c)
Class A	47,962	8,967	2,649
Class C	60,469	10,457	957
Class R	9,907	2,076	294
Transfer agent fees: (Note 3e)
Class A	58,188	20,189	3,522
Class C	18,341	5,886	360
Class R	6,006	2,346	220
Class R6	312	1,371	277
Advisor Class	832	1,088	21
Custodian fees (Note 4)	50	47	16
Reports to shareholders.	11,713	4,892	2,060
Registration and filing fees	39,241	34,956	21,282
Professional fees	12,924	12,710	15,883
Trustees’ fees and expenses	250	—	—
Amortization of offering costs (Note 1d)	—	—	35,217
Other	2,081	2,049	390
Total expenses	350,790	131,936	86,021
Expenses waived/paid by affiliates (Notes 3f and 3g)	(218,713)	(107,814)	(81,572)
Net expenses	132,077	24,122	4,449
Net investment income	155,751	60,616	4,951
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	(1,253,269)	(632,880)	(80,514)
Exchange traded funds	(914,759)	(210,046)	(23,717)
Net realized gain (loss)	(2,168,028)	(842,926)	(104,231)
Net change in unrealized appreciation (depreciation) on investments.	1,687,555	806,433	84,026
Net realized and unrealized gain (loss)	(480,473)	(36,493)	(20,205)
Net increase (decrease) in net assets resulting from operations	$(324,722)	$24,123	$(15,254)

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$644,143	$1,691,362	$176,834	$531,484
Net realized gain (loss)	(1,043,733)	939,007	(1,902,362)	(215,540)
Net change in unrealized appreciation
(depreciation)	1,477,268	(4,926,874)	1,820,170	(1,337,865)
Net increase (decrease) in net
assets resulting from operations .	1,077,678	(2,296,505)	94,642	(1,021,921)
Distributions to shareholders from:
Net investment income:
Class A	(427,305)	(1,088,067)	(88,387)	(308,653)
Class C	(139,531)	(354,116)	(6,327)	(56,340)
Class R	(42,695)	(84,165)	(11,491)	(35,792)
Class R6	(60,641)	(165,835)	(39,525)	(142,677)
Advisor Class	(6,001)	(51,057)	(1,803)	(5,439)
Net realized gains:
Class A	(207,339)	(1,353,620)	(147,075)	(126,473)
Class C	(93,502)	(628,392)	(38,213)	(40,392)
Class R	(23,580)	(115,856)	(23,057)	(5,233)
Class R6	(22,885)	(182,595)	(50,620)	(66,359)
Advisor Class	(2,809)	(53,460)	(2,386)	(2,113)
Total distributions to shareholders.	(1,026,288)	(4,077,163)	(408,884)	(789,471)
Capital share transactions: (Note 2)
Class A	(2,712,596)	385,147	(335,984)	13,683,152
Class C	(2,031,335)	1,382,661	(204,911)	2,900,298
Class R	636,959	1,629,413	(76,306)	3,204,773
Class R6	(2,150,558)	601,890	(18,499)	(295,625)
Advisor Class	(290,603)	(1,147,815)	26,356	206,408
Total capital share transactions	(6,548,133)	2,851,296	(609,344)	19,699,006
Net increase (decrease) in net
assets	(6,496,743)	(3,522,372)	(923,586)	17,887,614
Net assets:
Beginning of period	77,519,070	81,041,442	35,345,620	17,458,006
End of period	$71,022,327	$77,519,070	$34,422,034	$35,345,620
Undistributed net investment income
included in net assets:
End of period	$40,560	$72,590	$53,400	$24,099

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$451,693	$1,741,244	$112,247	$422,990
Net realized gain (loss)	(4,649,901)	4,197,160	(1,663,225)	240,124
Net change in unrealized appreciation
(depreciation)	4,128,591	(8,838,517)	1,486,489	(1,488,443)
Net increase (decrease) in net
assets resulting from operations .	(69,617)	(2,900,113)	(64,489)	(825,329)
Distributions to shareholders from:
Net investment income and short term
gains received from Underlying Funds
and exchange traded funds:
Class A	(87,870)	(1,146,660)	(8,264)	(190,865)
Class C	(34,921)	(262,640)	(2,601)	(37,061)
Class R	(7,766)	(84,102)	(803)	(10,882)
Class R6	(20,779)	(304,913)	(7,428)	(213,369)
Advisor Class	(1,381)	(43,678)	(199)	(4,843)
Net realized gains:
Class A	(950,628)	(2,902,737)	(142,848)	(128,435)
Class C	(371,272)	(1,205,749)	(44,370)	(38,391)
Class R	(89,222)	(238,635)	(13,218)	(10,438)
Class R6	(198,247)	(643,001)	(116,284)	(164,477)
Advisor Class	(15,098)	(93,048)	(2,570)	(1,397)
Total distributions to shareholders.	(1,777,184)	(6,925,163)	(338,585)	(800,158)
Capital share transactions: (Note 2)
Class A	2,770,970	10,373,548	2,208,113	9,308,260
Class C	(430,386)	3,020,435	738,816	2,381,848
Class R	946,268	1,179,900	611,433	890,825
Class R6	(1,388,190)	4,346,437	(91,663)	1,563,335
Advisor Class	8,665	(1,412,243)	(21,720)	212,537
Total capital share transactions	1,907,327	17,508,077	3,444,979	14,356,805
Net increase (decrease) in net
assets	60,526	7,682,801	3,041,905	12,731,318
Net assets:
Beginning of period	126,434,523	118,751,722	31,969,664	19,238,346
End of period	$126,495,049	$126,434,523	$35,011,569	$31,969,664
Undistributed net investment income
included in net assets:
End of period	$450,931	$151,955	$112,012	$19,060

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$263,184	$1,219,168	$76,379	$297,189
Net realized gain (loss)	(3,487,461)	3,777,155	(1,084,096)	157,822
Net change in unrealized appreciation
(depreciation)	2,687,319	(7,340,573)	889,246	(1,035,503)
Net increase (decrease) in net
assets resulting from operations .	(536,958)	(2,344,250)	(118,471)	(580,492)
Distributions to shareholders from:
Net investment income:
Class A	(19,477)	(798,331)	(2,585)	(108,840)
Class C	(6,916)	(154,515)	(718)	(17,560)
Class R	(1,529)	(58,053)	(342)	(12,373)
Class R6	(7,224)	(362,034)	(3,936)	(188,924)
Advisor Class	(610)	(30,069)	(38)	(1,878)
Net realized gains:
Class A	(866,788)	(2,031,863)	(81,000)	(82,422)
Class C	(294,076)	(785,148)	(19,378)	(16,073)
Class R	(76,428)	(184,958)	(9,693)	(8,186)
Class R6	(286,348)	(713,641)	(105,785)	(146,303)
Advisor Class	(25,258)	(99,950)	(865)	(328)
Total distributions to shareholders.	(1,584,654)	(5,218,562)	(224,340)	(582,887)
Capital share transactions: (Note 2)
Class A	4,133,006	7,462,279	1,652,855	5,731,645
Class C	(618,774)	1,490,589	343,866	1,337,877
Class R	544,823	438,177	920,831	1,013,215
Class R6	(1,026,404)	5,456,474	838,963	2,459,595
Advisor Class	(29,617)	(226,869)	(15,424)	102,036
Total capital share transactions	3,003,034	14,620,650	3,741,091	10,644,368
Net increase (decrease) in net
assets	881,422	7,057,838	3,398,280	9,480,989
Net assets:
Beginning of period	100,307,441	93,249,603	23,333,147	13,852,158
End of period	$101,188,863	$100,307,441	$26,731,427	$23,333,147
Undistributed net investment income
included in net assets:
End of period	$262,582	$35,154	$76,168	$7,408

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015	(unaudited)	December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$155,751	$765,045	$60,616	$224,184
Net realized gain (loss)	(2,168,028)	2,674,606	(842,926)	13,141
Net change in unrealized appreciation
(depreciation)	1,687,555	(5,121,273)	806,433	(685,003)
Net increase (decrease) in net
assets resulting from operations .	(324,722)	(1,681,622)	24,123	(447,678)
Distributions to shareholders from:
Net investment income:
Class A	(12,692)	(544,273)	(1,962)	(95,084)
Class C	(4,059)	(96,180)	(733)	(11,718)
Class R	(1,244)	(53,546)	(231)	(8,954)
Class R6	(3,593)	(187,956)	(2,833)	(129,036)
Advisor Class	(200)	(9,105)	(107)	(6,199)
Net realized gains:
Class A	(593,026)	(1,584,955)	(72,692)	(55,180)
Class C	(180,569)	(547,282)	(20,602)	(23,832)
Class R	(60,988)	(171,688)	(8,463)	(8,578)
Class R6	(145,665)	(432,871)	(94,425)	(97,907)
Advisor Class	(8,268)	(42,264)	(3,495)	(5,059)
Total distributions to shareholders.	(1,010,304)	(3,670,120)	(205,543)	(441,547)
Capital share transactions: (Note 2)
Class A	3,451,318	7,216,077	1,702,768	4,788,596
Class C	(337,063)	2,112,034	408,950	1,084,549
Class R	37,908	1,195,580	271,601	764,197
Class R6	(652,903)	2,844,341	2,935,762	2,034,275
Advisor Class	51,308	(969,173)	14,292	84,988
Total capital share transactions	2,550,568	12,398,859	5,333,373	8,756,605
Net increase (decrease) in net
assets	1,215,542	7,047,117	5,151,953	7,867,380
Net assets:
Beginning of period	67,127,862	60,080,745	17,837,058	9,969,678
End of period	$68,343,404	$67,127,862	$22,989,011	$17,837,058
Undistributed net investment income
included in net assets:
End of period	$155,301	$21,338	$60,276	$5,526

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2055
	Retirement Target Fund
	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$4,951	$24,142
Net realized gain (loss)	(104,231)	(36,390)
Net change in unrealized appreciation (depreciation)	84,026	(68,445)
Net increase (decrease) in net assets resulting from operations	(15,254)	(80,693)
Distributions to shareholders from:
Net investment income:
Class A	(2,212)	(22,241)
Class C	(194)	(1,725)
Class R	(69)	(430)
Class R6	(130)	(1,096)
Advisor Class	(14)	(188)
Net realized gains:
Class A	(13,471)	—
Class C	(1,936)	—
Class R	(1,284)	—
Class R6	(878)	—
Advisor Class	(74)	—
Total distributions to shareholders	(20,262)	(25,680)
Capital share transactions: (Note 2)
Class A	329,216	1,916,233
Class C	137,344	175,801
Class R	213,386	41,177
Class R6	45,400	94,760
Advisor Class	748	10,758
Total capital share transactions	726,094	2,238,729
Net increase (decrease) in net assets	690,578	2,132,356
Net assets:
Beginning of period	2,132,356	—
End of period	$2,822,934	$2,132,356
Undistributed net investment income included in net assets:
End of period	$4,947	$2,615

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective May 1, 2016, Franklin LifeSmart 2015 Retirement Target Fund was renamed Franklin LifeSmart Retirement Income Fund and implemented changes to the investment goals and strategies.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

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The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

2. Shares of Beneficial Interest

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	413,518	$4,371,872	235,534	$2,455,544
Shares issued in reinvestment of distributions.	58,922	630,122	22,694	234,981
Shares redeemed	(729,602)	(7,714,590)	(292,955)	(3,026,509)
Net increase (decrease)	(257,162)	$(2,712,596)	(34,727)	$(335,984)
Year ended December 31, 2015
Shares sold	973,153	$11,205,849	1,392,607	$15,612,200
Shares issued in reinvestment of distributions.	214,383	2,395,400	39,788	434,025
Shares redeemed	(1,151,060)	(13,216,102)	(213,489)	(2,363,073)
Net increase (decrease)	36,476	$385,147	1,218,906	$13,683,152

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended June 30, 2016
Shares sold	171,786	$1,785,528	138,587	$1,422,551
Shares issued in reinvestment of distributions.	20,633	218,141	4,331	44,540
Shares redeemed	(388,007)	(4,035,004)	(161,038)	(1,672,002)
Net increase (decrease)	(195,588)	$(2,031,335)	(18,120)	$(204,911)
Year ended December 31, 2015
Shares sold	592,001	$6,765,028	298,398	$3,335,955
Shares issued in reinvestment of distributions.	80,147	885,056	8,855	96,732
Shares redeemed	(549,866)	(6,267,423)	(48,748)	(532,389)
Net increase (decrease)	122,282	$1,382,661	258,505	$2,900,298
Class R Shares:
Six Months ended June 30, 2016
Shares sold	108,942	$1,133,825	138,660	$1,446,171
Shares issued in reinvestment of distributions.	4,988	53,150	3,342	34,548
Shares redeemed	(53,899)	(550,016)	(149,886)	(1,557,025)
Net increase (decrease)	60,031	$636,959	(7,884)	$(76,306)
Year ended December 31, 2015
Shares sold	195,376	$2,265,532	463,394	$5,051,664
Shares issued in reinvestment of distributions.	14,948	165,845	3,795	40,748
Shares redeemed	(68,746)	(801,964)	(173,248)	(1,887,639)
Net increase (decrease)	141,578	$1,629,413	293,941	$3,204,773
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	30,515	$323,111	68,770	$712,334
Shares issued in reinvestment of distributions.	3,478	37,364	2	18
Shares redeemed	(233,515)	(2,511,033)	(70,267)	(730,851)
Net increase (decrease)	(199,522)	$(2,150,558)	(1,495)	$(18,499)
Year ended December 31, 2015
Shares sold	235,799	$2,670,433	178,632	$1,986,882
Shares issued in reinvestment of distributions.	9,057	100,098	45	498
Shares redeemed	(186,483)	(2,168,641)	(203,836)	(2,283,005)
Net increase (decrease)	58,373	$601,890	(25,159)	$(295,625)

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	57,072	$600,262	3,909	$39,873
Shares issued in reinvestment of distributions.	725	7,774	403	4,189
Shares redeemed	(86,314)	(898,639)	(1,725)	(17,706)
Net increase (decrease)	(28,517)	$(290,603)	2,587	$26,356
Year ended December 31, 2015
Shares sold	88,654	$1,049,107	17,899	$200,490
Shares issued in reinvestment of distributions.	8,792	100,183	660	7,230
Shares redeemed	(203,369)	(2,297,105)	(120)	(1,312)
Net increase (decrease)	(105,923)	$(1,147,815)	18,439	$206,408

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	734,335	$8,134,526	369,847	$3,934,845
Shares issued in reinvestment of distributions.	92,021	1,015,837	14,322	151,112
Shares redeemed	(575,072)	(6,379,393)	(177,066)	(1,877,844)
Net increase (decrease)	251,284	$2,770,970	207,103	$2,208,113
Year ended December 31, 2015
Shares sold	1,528,081	$18,880,592	932,809	$10,837,370
Shares issued in reinvestment of distributions.	335,147	3,961,975	28,188	319,300
Shares redeemed	(1,006,678)	(12,469,019)	(161,801)	(1,848,410)
Net increase (decrease)	856,550	$10,373,548	799,196	$9,308,260
Class C Shares:
Six Months ended June 30, 2016
Shares sold	264,702	$2,889,223	97,942	$1,021,557
Shares issued in reinvestment of distributions.	34,068	368,977	4,507	46,970
Shares redeemed	(338,114)	(3,688,586)	(31,703)	(329,711)
Net increase (decrease)	(39,344)	$(430,386)	70,746	$738,816
Year ended December 31, 2015
Shares sold	602,003	$7,312,275	233,042	$2,659,877
Shares issued in reinvestment of distributions.	111,479	1,303,507	6,671	75,452
Shares redeemed	(459,633)	(5,595,347)	(31,328)	(353,481)
Net increase (decrease)	253,849	$3,020,435	208,385	$2,381,848

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2016
Shares sold	159,578	$1,759,976	57,062	$612,359
Shares issued in reinvestment of distributions.	6,767	74,295	1,333	14,020
Shares redeemed	(79,799)	(888,003)	(1,429)	(14,946)
Net increase (decrease)	86,546	$946,268	56,966	$611,433
Year ended December 31, 2015
Shares sold	220,123	$2,709,282	91,080	$1,064,956
Shares issued in reinvestment of distributions.	22,236	261,497	1,874	21,320
Shares redeemed	(145,782)	(1,790,879)	(17,524)	(195,451)
Net increase (decrease)	96,577	$1,179,900	75,430	$890,825
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	184,172	$2,041,210	106,880	$1,132,627
Shares issued in reinvestment of distributions.	6,418	71,215	1	11
Shares redeemed	(309,176)	(3,500,615)	(114,879)	(1,224,301)
Net increase (decrease)	(118,586)	$(1,388,190)	(7,998)	$(91,663)
Year ended December 31, 2015
Shares sold	513,098	$6,235,994	283,129	$3,266,625
Shares issued in reinvestment of distributions.	28,125	330,182	16	177
Shares redeemed	(178,920)	(2,219,739)	(145,942)	(1,703,467)
Net increase (decrease)	362,303	$4,346,437	137,203	$1,563,335
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	10,811	$121,068	6,581	$66,413
Shares issued in reinvestment of distributions.	1,205	13,341	261	2,769
Shares redeemed	(11,315)	(125,744)	(8,412)	(90,902)
Net increase (decrease)	701	$8,665	(1,570)	$(21,720)
Year ended December 31, 2015
Shares sold	209,451	$2,626,182	18,319	$206,738
Shares issued in reinvestment of distributions.	10,201	123,266	557	6,239
Shares redeemed	(342,773)	(4,161,691)	(40)	(440)
Net increase (decrease)	(123,121)	$(1,412,243)	18,836	$212,537

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	642,728	$7,348,652	281,183	$3,031,007
Shares issued in reinvestment of distributions	76,763	864,080	7,880	83,586
Shares redeemed	(358,229)	(4,079,726)	(137,505)	(1,461,738)
Net increase (decrease)	361,262	$4,133,006	151,558	$1,652,855
Year ended December 31, 2015
Shares sold	1,076,865	$13,700,625	562,549	$6,582,647
Shares issued in reinvestment of distributions	225,650	2,759,202	16,652	191,262
Shares redeemed	(709,732)	(8,997,548)	(89,668)	(1,042,264)
Net increase (decrease)	592,783	$7,462,279	489,533	$5,731,645
Class C Shares:
Six Months ended June 30, 2016
Shares sold	188,868	$2,109,735	59,272	$624,599
Shares issued in reinvestment of distributions	25,035	274,814	1,916	20,096
Shares redeemed	(272,456)	(3,003,323)	(28,262)	(300,829)
Net increase (decrease)	(58,553)	$(618,774)	32,926	$343,866
Year ended December 31, 2015
Shares sold	443,414	$5,544,032	124,228	$1,426,858
Shares issued in reinvestment of distributions	68,829	828,272	2,943	33,633
Shares redeemed	(389,881)	(4,881,715)	(10,742)	(122,614)
Net increase (decrease)	122,362	$1,490,589	116,429	$1,337,877
Class R Shares:
Six Months ended June 30, 2016
Shares sold	138,675	$1,588,594	86,651	$936,290
Shares issued in reinvestment of distributions	6,056	67,983	948	10,034
Shares redeemed	(101,002)	(1,111,754)	(2,453)	(25,493)
Net increase (decrease)	43,729	$544,823	85,146	$920,831
Year ended December 31, 2015
Shares sold	235,763	$2,977,376	90,481	$1,040,148
Shares issued in reinvestment of distributions	16,450	201,269	1,771	20,266
Shares redeemed	(215,445)	(2,740,468)	(4,154)	(47,199)
Net increase (decrease)	36,768	$438,177	88,098	$1,013,215
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	213,124	$2,435,157	145,477	$1,553,252
Shares issued in reinvestment of distributions	3,205	36,378	69	736
Shares redeemed	(299,679)	(3,497,939)	(66,678)	(715,025)
Net increase (decrease)	(83,350)	$(1,026,404)	78,868	$838,963
Year ended December 31, 2015
Shares sold	602,113	$7,663,347	300,914	$3,530,413
Shares issued in reinvestment of distributions	16,122	195,564	156	1,771
Shares redeemed	(186,031)	(2,402,437)	(91,277)	(1,072,589)
Net increase (decrease)	432,204	$5,456,474	209,793	$2,459,595

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	10,229	$121,032	1,338	$14,346
Shares issued in reinvestment of distributions	2,266	25,718	85	903
Shares redeemed	(14,960)	(176,367)	(2,829)	(30,673)
Net increase (decrease)	(2,465)	$(29,617)	(1,406)	$(15,424)
Year ended December 31, 2015
Shares sold	134,090	$1,764,715	8,985	$102,847
Shares issued in reinvestment of distributions	10,290	128,983	167	1,875
Shares redeemed	(170,297)	(2,120,567)	(225)	(2,686)
Net increase (decrease)	(25,917)	$(226,869)	8,927	$102,036

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold.	533,940	$6,092,968	253,605	$2,726,137
Shares issued in reinvestment of distributions	51,957	583,289	6,986	74,654
Shares redeemed	(282,424)	(3,224,939)	(105,411)	(1,098,023)
Net increase (decrease)	303,473	$3,451,318	155,180	$1,702,768
Year ended December 31, 2015
Shares sold.	883,349	$11,288,810	554,153	$6,452,878
Shares issued in reinvestment of distributions	167,732	2,049,189	13,085	150,263
Shares redeemed	(478,747)	(6,121,922)	(158,400)	(1,814,545)
Net increase (decrease)	572,334	$7,216,077	408,838	$4,788,596
Class C Shares:
Six Months ended June 30, 2016
Shares sold.	160,254	$1,771,307	64,095	$688,334
Shares issued in reinvestment of distributions	15,314	167,185	2,009	21,316
Shares redeemed	(206,464)	(2,275,555)	(27,824)	(300,700)
Net increase (decrease)	(30,896)	$(337,063)	38,280	$408,950
Year ended December 31, 2015
Shares sold.	325,360	$4,061,846	194,129	$2,242,175
Shares issued in reinvestment of distributions	45,707	547,376	3,048	35,550
Shares redeemed	(200,707)	(2,497,188)	(105,118)	(1,193,176)
Net increase (decrease)	170,360	$2,112,034	92,059	$1,084,549

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2016
Shares sold.	92,952	$1,047,006	26,664	$287,339
Shares issued in reinvestment of distributions	4,981	55,620	814	8,695
Shares redeemed	(97,986)	(1,064,718)	(2,279)	(24,433)
Net increase (decrease)	(53)	$37,908	25,199	$271,601
Year ended December 31, 2015
Shares sold.	176,848	$2,243,687	67,880	$803,789
Shares issued in reinvestment of distributions	15,550	189,048	1,488	17,241
Shares redeemed	(97,349)	(1,237,155)	(5,020)	(56,833)
Net increase (decrease)	95,049	$1,195,580	64,348	$764,197
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold.	152,906	$1,738,339	331,783	$3,600,900
Shares issued in reinvestment of distributions	1,836	20,783	82	885
Shares redeemed	(204,989)	(2,412,025)	(60,732)	(666,023)
Net increase (decrease)	(50,247)	$(652,903)	271,133	$2,935,762
Year ended December 31, 2015
Shares sold.	344,636	$4,380,137	291,568	$3,426,061
Shares issued in reinvestment of distributions	12,066	146,695	62	716
Shares redeemed	(132,611)	(1,682,491)	(118,419)	(1,392,502)
Net increase (decrease)	224,091	$2,844,341	173,211	$2,034,275
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold.	14,375	$162,320	2,335	$25,690
Shares issued in reinvestment of distributions	748	8,458	336	3,602
Shares redeemed	(10,246)	(119,470)	(1,336)	(15,000)
Net increase (decrease)	4,877	$51,308	1,335	$14,292
Year ended December 31, 2015
Shares sold.	43,019	$559,430	7,432	$87,275
Shares issued in reinvestment of distributions	4,069	51,369	971	11,258
Shares redeemed	(125,572)	(1,579,972)	(1,173)	(13,545)
Net increase (decrease)	(78,484)	$(969,173)	7,230	$84,988

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2055
	Retirement Target Fund[a]
	Shares	Amount
Class A Shares:
Six Months ended June 30, 2016
Shares sold	50,289	$454,169
Shares issued in reinvestment of distributions	997	8,944
Shares redeemed	(15,183)	(133,897)
Net increase (decrease)	36,103	$329,216
Year ended December 31, 2015
Shares sold	239,222	$2,334,995
Shares issued in reinvestment of distributions	1,127	10,572
Shares redeemed	(45,857)	(429,334)
Net increase (decrease)	194,492	$1,916,233
Class C Shares:
Six Months ended June 30, 2016
Shares sold	26,509	$238,382
Shares issued in reinvestment of distributions	239	2,130
Shares redeemed	(11,969)	(103,168)
Net increase (decrease)	14,779	$137,344
Year ended December 31, 2015
Shares sold	18,474	$175,668
Shares issued in reinvestment of distributions	174	1,624
Shares redeemed	(156)	(1,491)
Net increase (decrease)	18,492	$175,801
Class R Shares:
Six Months ended June 30, 2016
Shares sold	23,623	$216,102
Shares issued in reinvestment of distributions	144	1,284
Shares redeemed	(436)	(4,000)
Net increase (decrease)	23,331	$213,386
Year ended December 31, 2015
Shares sold	4,310	$40,876
Shares issued in reinvestment of distributions	34	321
Shares redeemed	(2)	(20)
Net increase (decrease)	4,342	$41,177
Class R6 Shares:
Six Months ended June 30, 2016
Shares sold	6,087	$55,117
Shares issued in reinvestment of distributions	104	937
Shares redeemed	(1,175)	(10,654)
Net increase (decrease)	5,016	$45,400
Year ended December 31, 2015
Shares sold	10,115	$96,879
Shares issued in reinvestment of distributions	103	969
Shares redeemed	(329)	(3,088)
Net increase (decrease)	9,889	$94,760

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	Franklin LifeSmart 2055
	Retirement Target Fund[a]
	Shares	Amount
Advisor Class Shares:
Six Months ended June 30, 2016
Shares sold	128	$1,150
Shares issued in reinvestment of distributions	2	17
Shares redeemed	(46)	(419)
Net increase (decrease)	84	$748
Year ended December 31, 2015
Shares sold	4,734	$44,866
Shares issued in reinvestment of distributions	7	64
Shares redeemed	(3,582)	(34,172)
Net increase (decrease)	1,159	$10,758

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management and Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Effective May 1, 2016, Franklin LifeSmart Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund. Prior to May 1, 2016, the fund paid an asset allocation fee.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay

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3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$9,467	$5,769	$26,904
CDSC retained	$921	$494	$1,388

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$8,904	$29,064	$11,255
CDSC retained	$174	$1,732	$922

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$23,837	$10,043	$3,099
CDSC retained	$2,816	$728	$87

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended June 30, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Transfer agent fees	$23,483	$11,375	$46,033

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$13,564	$46,749	$13,365

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$53,459	$20,118	$4,400

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the period ended June 30, 2016, were as follows:

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	51,579	—	(51,579)	—	$	—[a]	$—	$506,433	—
Franklin Emerging Market Debt Opportunities
Fund	261,704	—	(261,704)	—		—[a]	—	(409,453)	—
Franklin Floating Rate Daily Access Fund,
ClassR6	—	1,431,905	(23,779)	1,408,126		12,025,401	92,313	178	0.4%
Franklin Focused Core Equity Fund, Class R6	197,870	2,197	(200,067)	—		—[a]	—	(309,363)	—
Franklin Growth Fund, Class R6	37,001	4,325	(41,326)	—		—[a]	—	847,465	—
Franklin Growth Opportunities Fund, Class R6	42,630	71,693	(114,323)	—		—[a]	—	566,955	—
Franklin Income Fund, Class R6	—	5,001,508	(140,522)	4,860,986		10,548,339	92,410	748	—[b]
Franklin India Growth Fund, Class R6	72,983	8,407	(81,390)	—		—[a]	—	(57,878)	—
Franklin International Growth Fund, Class R6	61,574	—	(61,574)	—		—[a]	—	(90,843)	—
Franklin International Small Cap Growth Fund,
ClassR6	120,440	49,823	(170,263)	—		—[a]	—	411,961	—
Franklin K2 Alternative Strategies Fund,
ClassR6	451,280	—	(451,280)	—		—[a]	—	(144,756)	—
Franklin K2 Long Short Credit Fund, Class R6	—	222,936	(222,936)	—		—[a]	—	49,046	—
Franklin Liberty Short Duration U.S. Government
ETF[c]	11,574	—	(11,574)	—		—[a]	929	(12,798)	—

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund,
ClassR6	1,452,606	249,496	(1,702,102)	—	$	—[a]	$74,672	$(380,251)	—
Franklin Mutual European Fund, Class R6	—	116,141	(6,781)	109,360		1,957,536	—	2,535	0.1%
Franklin Mutual International Fund, Class R6	123,582	8,088	(131,670)	—		—[a]	—	(290,865)	—
Franklin Pelagos Commodities Strategy Fund,
ClassR6	258,301	119,650	(377,951)	—		—[a]	—	(187,329)	—
Franklin Real Estate Securities Fund, Class R6 .	15,107	62	(15,169)	—		—[a]	1,416	97,163	—
Franklin Rising Dividends Fund, Class R6	23,500	8,280	(31,780)	—		—[a]	4,420	404,230	—
Franklin Small Cap Growth Fund, Class R6	36,569	408	(36,977)	—		—[a]	—	76,227	—
Franklin Strategic Income Fund, Class R6	529,280	585,500	(56,822)	1,057,958		9,955,381	126,046	(66,127)	0.1%
Franklin U.S. Government Securities Fund,
ClassR6	—	2,759,418	(990,060)	1,769,358		11,306,199	93,684	(1,257)	0.2%
Franklin Utilities Fund, Class R6	29,331	235,658	(144,642)	120,347		2,276,971	22,379	34,768	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	1,579,144	21,827,823	(22,812,769)	594,198		594,198	—	—	—[b]
Templeton Foreign Fund, Class R6	124,079	71,231	(195,310)	—		—[a]	—	221,128	—
Templeton Frontier Markets Fund, Class R6	54,682	—	(54,682)	—		—[a]	—	(202,444)	—
Templeton Global Total Return Fund, Class R6	1,571,674	135,197	(847,358)	859,513		9,781,255	234,633	(1,938,524)	0.2%
Total						$58,445,280	$742,902	$(873,051)

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	34,518	993	(35,511)	—	$	—[a]	$—	$(30,420)	—
Franklin Emerging Market Debt Opportunities
Fund	58,959	—	(58,959)	—		—[a]	—	(76,330)	—
Franklin Focused Core Equity Fund, Class R6	156,985	14,406	(30,701)	140,690		1,831,787	—	(82,577)	1.1%
Franklin Growth Fund, Class R6	30,205	8,946	(5,933)	33,218		2,474,073	—	(23,243)	—[b]
Franklin Growth Opportunities Fund, Class R6	34,167	54,980	(55,549)	33,598		1,085,869	—	(50,018)	0.1%
Franklin India Growth Fund, Class R6	48,442	10,791	(10,522)	48,711		619,606	—	(16,125)	0.6%
Franklin International Growth Fund, Class R6	46,292	1,318	(47,610)	—		—[a]	—	(53,335)	—
Franklin International Small Cap Growth Fund,
ClassR6	97,668	35,742	(69,961)	63,449		1,088,788	—	(211,495)	0.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	199,403	12,136	(117,789)	93,750		997,503	—	(88,432)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	—	105,350	(7,324)	98,026		1,005,742	—	1,616	1.5%
Franklin Liberty Short Duration U.S. Government
ETF[c]	2,100	—	(2,100)	—		—[a]	169	(2,300)	—
Franklin Low Duration Total Return Fund,
ClassR6	457,082	111,709	(59,464)	509,327		5,032,152	33,504	(18,420)	0.2%
Franklin Mutual International Fund, Class R6	91,459	12,261	(49,582)	54,138		719,496	—	(136,444)	0.4%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	115,351	68,620	(74,379)	109,592		746,323	—	(79,940)	0.5%
Franklin Real Estate Securities Fund, Class R6 .	10,741	354	(11,095)	—		—[a]	1,048	33,971	—
Franklin Rising Dividends Fund, Class R6	19,451	30,804	(2,775)	47,480		2,461,375	4,532	(1,516)	—[b]
Franklin Small Cap Growth Fund, Class R6	27,744	2,550	(5,405)	24,889		443,777	—	(18,449)	—[b]
Franklin Strategic Income Fund, Class R6	173,044	40,446	(30,009)	183,481		1,726,551	32,357	(37,633)	—[b]

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund,
ClassR6	—	367,400	(14,408)	352,992		$2,255,618	$20,226	$(151)	—[b]
Franklin Utilities Fund, Class R6	23,934	96,893	(9,296)	111,531		2,110,170	11,429	3,568	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	651,183	9,429,723	(8,635,375)	1,445,531		1,445,531	—	—	—[b]
Templeton Foreign Fund, Class R6	99,587	63,057	(27,681)	134,963		850,266	—	(53,727)	—[b]
Templeton Frontier Markets Fund, Class R6	41,691	1,188	(42,879)	—		—[a]	—	(184,172)	—
Templeton Global Total Return Fund, Class R6	496,054	93,410	(385,336)	204,128		2,322,970	83,921	(447,719)	—[b]
Total						$29,217,597	$187,186	$(1,573,291)

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	152,651	2,600	(155,251)	—	$	—[a]	$—	$1,766,728	—
Franklin Emerging Market Debt Opportunities
Fund	177,862	—	(177,862)	—		—[a]	—	(284,310)	—
Franklin Focused Core Equity Fund, Class R6	675,621	27,471	(32,680)	670,412		8,728,762	—	(88,660)	5.5%
Franklin Growth Fund, Class R6	114,159	50,354	(5,503)	159,010		11,843,095	—	1,273	0.1%
Franklin Growth Opportunities Fund, Class R6	138,933	226,254	(200,244)	164,943		5,330,952	—	(68,300)	0.4%
Franklin India Growth Fund, Class R6	231,127	35,306	(12,362)	254,071		3,231,779	—	(16,977)	3.0%
Franklin International Growth Fund, Class R6	255,533	4,311	(259,844)	—		—[a]	—	(357,709)	—
Franklin International Small Cap Growth Fund,
ClassR6	418,599	155,720	(209,669)	364,650		6,257,394	—	(268,169)	0.4%
Franklin K2 Alternative Strategies Fund,
ClassR6	705,761	20,720	(365,728)	360,753		3,838,411	—	(251,682)	0.3%
Franklin K2 Long Short Credit Fund, Class R6	—	397,730	(24,898)	372,832		3,825,254	—	4,276	5.9%
Franklin Liberty Short Duration U.S. Government
ETF[c]	7,089	—	(7,089)	—		—[a]	569	(7,842)	—
Franklin Low Duration Total Return Fund,
ClassR6	993,226	287,657	(66,556)	1,214,327		11,997,552	76,133	(21,424)	0.5%
Franklin Mutual International Fund, Class R6	420,030	29,452	(179,786)	269,696		3,584,265	—	(520,487)	2.2%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	414,644	220,434	(221,370)	413,708		2,817,354	—	(547,745)	2.0%
Franklin Real Estate Securities Fund, Class R6 .	49,228	1,041	(50,269)	—		—[a]	4,890	312,183	—
Franklin Rising Dividends Fund, Class R6	106,856	93,791	(5,175)	195,472		10,133,243	25,352	15,363	0.1%
Franklin Small Cap Growth Fund, Class R6	150,442	6,144	(7,199)	149,387		2,663,571	—	(14,057)	0.1%
Franklin Strategic Income Fund, Class R6	362,116	79,015	(22,811)	418,320		3,936,394	70,860	(26,958)	0.1%
Franklin U.S. Government Securities Fund,
ClassR6	—	939,825	(8,589)	931,236		5,950,597	50,989	(25)	0.1%
Franklin Utilities Fund, Class R6	103,559	379,723	(10,055)	473,227		8,953,452	51,702	5,094	0.1%
Institutional Fiduciary Trust Money Market
Portfolio	2,105,947	22,270,701	(21,597,286)	2,779,362		2,779,362	—	—	—[b]
Templeton Foreign Fund, Class R6	385,762	280,040	(31,049)	634,753		3,998,944	—	(45,530)	0.1%
Templeton Frontier Markets Fund, Class R6	178,644	3,079	(181,723)	—		—[a]	—	(741,856)	—
Templeton Global Total Return Fund, Class R6	1,145,644	201,999	(904,108)	443,535		5,047,434	201,914	(1,922,677)	0.1%
Total						$104,917,815	$482,409	$(3,079,491)

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	46,965	1,524	(48,489)	—	$	—[a]	$—	$(62,027)	—
Franklin Emerging Market Debt Opportunities
Fund	30,301	—	(30,301)	—		—[a]	—	(50,185)	—
Franklin Focused Core Equity Fund, Class R6	189,612	12,960	(3,821)	198,751		2,587,742	—	(10,299)	1.6%
Franklin Growth Fund, Class R6	37,412	8,508	(755)	45,165		3,363,865	—	(3,740)	—[b]
Franklin Growth Opportunities Fund, Class R6	42,587	73,148	(43,044)	72,691		2,349,362	—	(67,476)	0.2%
Franklin India Growth Fund, Class R6	71,745	13,467	(1,614)	83,598		1,063,359	—	(2,326)	1.0%
Franklin International Growth Fund, Class R6	75,990	2,438	(78,428)	—		—[a]	—	(99,446)	—
Franklin International Small Cap Growth Fund,
ClassR6	129,080	51,715	(37,072)	143,723		2,466,285	—	(196,313)	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	181,672	9,879	(94,854)	96,697		1,028,858	—	(74,662)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	—	102,505	—	102,505		1,051,701	—	—	1.6%
Franklin Liberty Short Duration U.S. Government
ETF[c]	1,063	—	(1,063)	—		—[a]	85	(1,171)	—
Franklin Low Duration Total Return Fund,
ClassR6	162,759	109,590	(19,683)	252,666		2,496,341	13,826	(5,774)	0.1%
Franklin Mutual International Fund, Class R6	118,633	13,432	(47,246)	84,819		1,127,249	—	(140,017)	0.7%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	102,100	62,514	(57,813)	106,801		727,314	—	(88,563)	0.5%
Franklin Real Estate Securities Fund, Class R6 .	15,114	554	(15,668)	—		—[a]	1,524	40,699	—
Franklin Rising Dividends Fund, Class R6	29,581	24,657	(599)	53,639		2,780,669	7,124	(789)	—[b]
Franklin Small Cap Growth Fund, Class R6	50,843	3,485	(987)	53,341		951,079	—	(3,742)	—[b]
Franklin Strategic Income Fund, Class R6	62,042	34,192	(6,645)	89,589		843,035	14,009	(8,365)	—[b]
Franklin U.S. Government Securities Fund,
ClassR6	—	209,543	(226)	209,317		1,337,532	10,025	(5)	—[b]
Franklin Utilities Fund, Class R6	30,936	100,115	(1,231)	129,820		2,456,188	16,020	347	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	636,750	7,747,664	(7,405,699)	978,715		978,715	—	—	—[b]
Templeton Foreign Fund, Class R6	122,709	56,248	(3,420)	175,537		1,105,883	—	(7,609)	—[b]
Templeton Frontier Markets Fund, Class R6	57,456	1,842	(59,298)	—		—[a]	—	(293,902)	—
Templeton Global Total Return Fund, Class R6	177,412	87,231	(185,645)	78,998		898,997	36,019	(246,317)	—[b]
Total						$29,614,174	$98,632	$(1,321,682)

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	155,968	—	(155,968)	—	$	—[a]	$—	$1,302,103	—
Franklin Emerging Market Debt Opportunities
Fund	61,982	—	(61,982)	—		—[a]	—	(128,500)	—
Franklin Focused Core Equity Fund, Class R6	648,925	13,167	(29,616)	632,476		8,234,835	—	(92,788)	5.2%
Franklin Growth Fund, Class R6	111,676	21,871	(4,673)	128,874		9,598,543	—	(26,189)	0.1%
Franklin Growth Opportunities Fund, Class R6	132,013	229,709	(91,631)	270,091		8,729,340	—	(101,689)	0.7%
Franklin India Growth Fund, Class R6	217,777	29,302	(11,138)	235,941		3,001,174	—	(19,380)	2.8%
Franklin International Growth Fund, Class R6	232,448	—	(232,448)	—		—[a]	—	(345,348)	—
Franklin International Small Cap Growth Fund,
ClassR6	394,471	142,718	(73,198)	463,991		7,962,087	—	(194,935)	0.6%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin K2 Alternative Strategies Fund,
ClassR6	574,628	14,393	(307,087)	281,934		$2,999,771	$—	$(213,960)	0.3%
Franklin K2 Long Short Credit Fund, Class R6	—	305,219	(9,715)	295,504		3,031,869	—	1,652	4.6%
Franklin Liberty Short Duration U.S. Government
ETF[c]	3,435	—	(3,435)	—		—[a]	276	(3,801)	—
Franklin Low Duration Total Return Fund,
ClassR6	325,304	283,321	(66,113)	542,512		5,360,022	31,461	(20,457)	0.2%
Franklin Mutual International Fund, Class R6	392,077	29,948	(121,784)	300,241		3,990,195	—	(362,609)	2.4%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	328,621	165,956	(170,956)	323,621		2,203,861	—	(387,827)	1.6%
Franklin Real Estate Securities Fund, Class R6 .	48,100	205	(48,305)	—		—[a]	4,646	292,152	—
Franklin Rising Dividends Fund, Class R6	108,670	49,636	(4,587)	153,719		7,968,758	25,065	(4,958)	0.1%
Franklin Small Cap Growth Fund, Class R6	136,610	2,759	(6,194)	133,175		2,374,514	—	(30,165)	0.1%
Franklin Strategic Income Fund, Class R6	118,070	85,816	(22,210)	181,676		1,709,572	29,450	(22,987)	—[b]
Franklin U.S. Government Securities Fund,
ClassR6	—	496,023	(10,710)	485,313		3,101,147	23,136	(62)	0.1%
Franklin Utilities Fund, Class R6	106,113	274,166	(13,696)	366,583		6,935,755	52,278	8,150	0.1%
Institutional Fiduciary Trust Money Market
Portfolio	1,797,437	19,893,605	(20,440,646)	1,250,396		1,250,396	—	—	—[b]
Templeton Foreign Fund, Class R6	393,283	242,098	(25,959)	609,422		3,839,361	—	(61,675)	0.1%
Templeton Frontier Markets Fund, Class R6	175,264	—	(175,264)	—		—[a]	—	(900,645)	—
Templeton Global Total Return Fund, Class R6	365,436	224,307	(446,994)	142,749		1,624,489	80,964	(744,700)	—[b]
Total						$83,915,689	$247,276	$(2,058,618)

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	38,175	496	(38,671)	—	$	—[a]	$—	$(49,903)	—
Franklin Emerging Market Debt Opportunities
Fund	11,720	—	(11,720)	—		—[a]	—	(11,601)	—
Franklin Focused Core Equity Fund, Class R6	159,881	12,147	(1,816)	170,212		2,216,163	—	(5,157)	1.4%
Franklin Growth Fund, Class R6	29,956	3,736	(341)	33,351		2,484,004	—	(1,430)	—[b]
Franklin Growth Opportunities Fund, Class R6	33,112	61,484	(21,597)	72,999		2,359,311	—	(47,931)	0.2%
Franklin India Growth Fund, Class R6	55,065	11,068	(692)	65,441		832,408	—	(913)	0.8%
Franklin International Growth Fund, Class R6	56,072	—	(56,072)	—		—[a]	—	(73,565)	—
Franklin International Small Cap Growth Fund,
ClassR6	99,132	41,665	(17,779)	123,018		2,110,990	—	(109,798)	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	132,349	8,452	(70,194)	70,607		751,256	—	(54,452)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	—	74,831	—	74,831		767,773	—	—	1.2%
Franklin Liberty Short Duration U.S. Government
ETF[c]	391	—	(391)	—		—[a]	31	(428)	—
Franklin Low Duration Total Return Fund,
ClassR6	64,464	74,152	(15,654)	122,962		1,214,866	6,487	(3,431)	0.1%
Franklin Mutual International Fund, Class R6	100,048	13,325	(33,732)	79,641		1,058,435	—	(99,759)	0.6%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	71,199	45,736	(39,589)	77,346		526,725	—	(59,286)	0.4%
Franklin Real Estate Securities Fund, Class R6 .	10,950	285	(11,235)	—		—[a]	1,093	27,810	—
Franklin Rising Dividends Fund, Class R6	20,858	19,471	(239)	40,090		2,078,251	4,972	(325)	—[b]
Franklin Small Cap Growth Fund, Class R6	33,319	2,650	(378)	35,591		634,582	—	(1,429)	—[b]
Franklin Strategic Income Fund, Class R6	23,405	24,964	(5,446)	42,923		403,907	6,474	(3,683)	—[b]

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund,
ClassR6	—	117,776	(327)	117,449		$750,499	$5,185	$(7)	—[b]
Franklin Utilities Fund, Class R6	25,517	71,024	(531)	96,010		1,816,516	13,143	124	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	421,022	6,129,759	(5,919,759)	631,022		631,022	—	—	—[b]
Templeton Foreign Fund, Class R6	98,787	55,994	(1,658)	153,123		964,673	—	(3,783)	—[b]
Templeton Frontier Markets Fund, Class R6	45,472	—	(45,472)	—		—[a]	—	(253,757)	—
Templeton Global Total Return Fund, Class R6	71,403	62,657	(108,434)	25,626		291,617	17,358	(35,216)	—[b]
Total						$21,892,998	$54,743	$(787,920)

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	107,343	—	(107,343)	—	$	—[a]	$—	$933,111	—
Franklin Emerging Market Debt Opportunities
Fund	26,493	—	(26,493)	—		—[a]	—	(58,758)	—
Franklin Focused Core Equity Fund, Class R6	452,173	8,343	(14,112)	446,404		5,812,183	—	(39,346)	3.6%
Franklin Growth Fund, Class R6	83,938	4,965	(2,005)	86,898		6,472,125	—	(10,841)	0.1%
Franklin Growth Opportunities Fund, Class R6	75,558	159,178	(44,902)	189,834		6,135,444	—	(68,761)	0.5%
Franklin India Growth Fund, Class R6	163,417	20,499	(34,280)	149,636		1,903,367	—	(39,698)	1.8%
Franklin International Growth Fund, Class R6	164,614	—	(164,614)	—		—[a]	—	(235,011)	—
Franklin International Small Cap Growth Fund,
ClassR6	283,445	101,535	(64,175)	320,805		5,505,014	—	(174,496)	0.4%
Franklin K2 Alternative Strategies Fund,
ClassR6	380,208	13,693	(200,777)	193,124		2,054,836	—	(141,927)	0.2%
Franklin K2 Long Short Credit Fund, Class R6	—	210,556	(8,303)	202,253		2,075,118	—	1,411	3.2%
Franklin Liberty Short Duration U.S. Government
ETF[c]	1,539	—	(1,539)	—		—[a]	124	(1,689)	—
Franklin Low Duration Total Return Fund,
ClassR6	147,850	219,177	(96,049)	270,978		2,677,263	17,357	(28,684)	0.1%
Franklin Mutual International Fund, Class R6	283,581	20,671	(96,680)	207,572		2,758,630	—	(280,789)	1.7%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	218,352	117,063	(115,191)	220,224		1,499,727	—	(243,881)	1.1%
Franklin Real Estate Securities Fund, Class R6 .	27,146	117	(27,263)	—		—[a]	2,652	156,129	—
Franklin Rising Dividends Fund, Class R6	74,450	32,124	(1,790)	104,784		5,432,024	17,369	(1,123)	—[b]
Franklin Small Cap Growth Fund, Class R6	96,796	1,778	(3,008)	95,566		1,703,939	—	(13,291)	0.1%
Franklin Strategic Income Fund, Class R6	50,839	67,704	(47,629)	70,914		667,299	15,336	(50,431)	—[b]
Franklin U.S. Government Securities Fund,
ClassR6	—	386,526	(57,620)	328,906		2,101,709	14,162	(65)	—[b]
Franklin Utilities Fund, Class R6	77,662	198,144	(25,496)	250,310		4,735,857	38,851	28,060	0.1%
Institutional Fiduciary Trust Money Market
Portfolio	1,463,464	14,885,856	(14,216,042)	2,133,278		2,133,278	—	—	—[b]
Templeton Foreign Fund, Class R6	342,585	149,768	(15,059)	477,294		3,006,956	—	(32,807)	0.1%
Templeton Frontier Markets Fund, Class R6	123,389	—	(123,389)	—		—[a]	—	(630,921)	—
Templeton Global Total Return Fund, Class R6	160,673	186,002	(303,730)	42,945		488,713	43,693	(319,461)	—[b]
Total						$57,163,482	$149,544	$(1,253,269)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	31,167	2,799	(33,966)	—	$	—[a]	$—	$(34,588)	—
Franklin Emerging Market Debt Opportunities
Fund	5,743	—	(5,743)	—		—[a]	—	(5,383)	—
Franklin Focused Core Equity Fund, Class R6	131,416	35,101	(7,497)	159,020		2,070,435	—	(24,215)	1.3%
Franklin Growth Fund, Class R6	24,141	7,036	(1,371)	29,806		2,219,981	—	(6,906)	—[b]
Franklin Growth Opportunities Fund, Class R6	21,940	61,256	(18,700)	64,496		2,084,529	—	(34,239)	0.2%
Franklin India Growth Fund, Class R6	39,057	16,385	(2,328)	53,114		675,610	—	(4,417)	0.6%
Franklin International Growth Fund, Class R6	36,159	3,218	(39,377)	—		—[a]	—	(41,563)	—
Franklin International Small Cap Growth Fund,
ClassR6	80,852	46,765	(18,833)	108,784		1,866,728	—	(104,767)	0.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	102,765	13,752	(53,486)	63,031		670,650	—	(40,334)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	—	66,619	(1,178)	65,441		671,421	—	82	1.0%
Franklin Liberty Short Duration U.S. Government
ETF[c]	272	—	(272)	—		—[a]	22	(297)	—
Franklin Low Duration Total Return Fund,
ClassR6	34,168	78,032	(17,370)	94,830		936,926	4,396	(763)	—[b]
Franklin Mutual International Fund, Class R6	81,652	26,797	(37,927)	70,522		937,234	—	(108,352)	0.6%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	59,183	43,318	(30,895)	71,606		487,640	—	(45,762)	0.3%
Franklin Real Estate Securities Fund, Class R6 .	7,357	683	(8,040)	—		—[a]	760	21,437	—
Franklin Rising Dividends Fund, Class R6	18,488	18,089	(1,052)	35,525		1,841,623	5,007	(3,865)	—[b]
Franklin Small Cap Growth Fund, Class R6	21,573	5,779	(1,205)	26,147		466,196	—	(5,193)	—[b]
Franklin Strategic Income Fund, Class R6	12,467	26,376	(6,065)	32,778		308,441	4,478	(508)	—[b]
Franklin U.S. Government Securities Fund,
ClassR6	—	104,443	(1,542)	102,901		657,535	4,103	(31)	—[b]
Franklin Utilities Fund, Class R6	21,212	65,531	(1,748)	84,995		1,608,108	12,007	(1,310)	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	310,796	6,710,348	(6,284,023)	737,121		737,121	—	—	—[b]
Templeton Foreign Fund, Class R6	100,954	70,020	(6,586)	164,388		1,035,646	—	(16,807)	—[b]
Templeton Frontier Markets Fund, Class R6	34,892	2,804	(37,696)	—		—[a]	—	(164,387)	—
Templeton Global Total Return Fund, Class R6	36,550	65,435	(97,348)	4,637		52,766	11,510	(10,712)	—[b]
Total						$19,328,590	$42,283	$(632,880)

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,991	383	(4,374)	—	$	—[a]	$—	$(16,681)	—
Franklin Emerging Market Debt Opportunities
Fund	563	—	(563)	—		—[a]	—	(620)	—
Franklin Focused Core Equity Fund, Class R6	15,642	5,806	(2,815)	18,633		242,597	—	(7,907)	0.2%
Franklin Growth Fund, Class R6	3,057	1,096	(557)	3,596		267,823	—	(4,211)	—[b]
Franklin Growth Opportunities Fund, Class R6	2,804	7,960	(3,008)	7,756		250,663	—	(8,615)	—[b]
Franklin India Growth Fund, Class R6	4,630	2,521	(914)	6,237		79,337	—	(1,058)	0.1%
Franklin International Growth Fund, Class R6	4,533	433	(4,966)	—		—[a]	—	(3,095)	—
Franklin International Small Cap Growth Fund,
ClassR6	10,517	6,790	(4,229)	13,078		224,420	—	(9,161)	—[b]
Franklin K2 Alternative Strategies Fund,
ClassR6	12,896	1,510	(7,158)	7,248		77,121	—	(5,158)	—[b]
Franklin K2 Long Short Credit Fund, Class R6	—	7,564	—	7,564		77,599	—	—	0.1%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty Short Duration U.S. Government
ETF[c]	20	—	(20)	—	$	—[a]	$2	$(21)	—
Franklin Low Duration Total Return Fund,
ClassR6	3,475	10,144	(3,043)	10,576		104,491	452	(324)	—[b]
Franklin Mutual International Fund, Class R6	8,791	3,663	(4,015)	8,439		112,146	—	(7,371)	0.1%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	7,205	4,813	(3,506)	8,512		57,968	—	(1,161)	—[b]
Franklin Real Estate Securities Fund, Class R6 .	988	98	(1,086)	—		—[a]	96	1,107	—
Franklin Rising Dividends Fund, Class R6	2,377	2,319	(428)	4,268		221,261	526	(1,973)	—[b]
Franklin Small Cap Growth Fund, Class R6	2,768	1,023	(497)	3,294		58,736	—	(1,914)	—[b]
Franklin Strategic Income Fund, Class R6	1,454	3,742	(1,558)	3,638		34,233	482	(241)	—[b]
Franklin U.S. Government Securities Fund,
ClassR6	—	12,256	(706)	11,550		73,807	458	(12)	—[b]
Franklin Utilities Fund, Class R6	2,725	8,237	(712)	10,250		193,940	1,410	(160)	—[b]
Institutional Fiduciary Trust Money Market
Portfolio	32,449	948,682	(857,774)	123,357		123,357	—	—	—[b]
Templeton Foreign Fund, Class R6	13,160	9,815	(2,553)	20,422		128,659	—	(3,078)	—[b]
Templeton Frontier Markets Fund, Class R6	4,280	267	(4,547)	—		—[a]	—	(7,130)	—
Templeton Global Total Return Fund, Class R6	3,855	8,832	(12,353)	334		3,803	1,187	(1,730)	—[b]
Total						$2,331,961	$4,613	$(80,514)

aAs of June 30, 2016, no longer held by the fund.
bRounds to less than 0.1%
cEffective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At June 30, 2016, Franklin Advisers, Inc. owned 31.85% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2016, there were no credits earned.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Cost of investments	$72,406,827	$36,003,702	$123,715,179

Unrealized appreciation	$758,903	$722,246	$8,533,253
Unrealized depreciation	(2,082,527)	(1,290,311)	(4,250,613)
Net unrealized appreciation (depreciation)	$(1,323,624)	$(568,065)	$4,282,640

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$36,177,668	$97,282,149	$26,818,458

Unrealized appreciation	$748,728	$6,922,497	$548,799
Unrealized depreciation	(1,361,363)	(2,884,472)	(1,051,642)
Net unrealized appreciation (depreciation)	$(612,635)	$4,038,025	$(502,843)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$67,040,292	$23,742,365	$2,861,501

Unrealized appreciation	$4,578,081	$585,130	$57,563
Unrealized depreciation	(1,796,036)	(846,407)	(119,197)
Net unrealized appreciation (depreciation)	$2,782,045	$(261,277)	$(61,634)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2016, were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Purchases	$82,113,672	$19,023,071	$62,500,681
Sales.	$88,950,193	$19,791,898	$61,133,042

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6. Investment Transactions (continued)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Purchases.	$17,609,696	$46,636,855	$12,843,824
Sales	$14,002,771	$43,785,286	$9,649,906

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Purchases.	$32,317,395	$13,582,096	$1,793,133
Sales	$29,561,740	$8,232,198	$1,167,172

7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Franklin LifeSmart 2055 Retirement Target Fund began participating in the Global Credit Facility on February12, 2016.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2016, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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At June 30, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement for each of the separate funds comprising Franklin Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge reports, which utilized data from Lipper, Inc. (Lipper), compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Boards also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of such Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was generally satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished to it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided to Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation

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was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of the fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Broadridge reports furnished for the agreement renewals. The Broadridge report prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2015, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance. The Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets, energy and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short term returns and comparisons to peers.

Franklin LifeSmart 2015 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2015 funds as selected by Lipper. The Fund has been in operation for less than 10 years. The Broadridge report showed its 2015 total return to be in the lowest performing quintile of its performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three-year period and the lowest performing quintile of such universe for the previous five-year period. The Board noted that the Fund’s performance reflects the global diversification of the LifeSmart Retirement Funds generally and the performance of the funds in which it invests. The Board discussed with management the proposed repositioning of this Fund, which has reached its target date. The Board found the performance of the Fund to be acceptable, in view of management’s explanations.

Franklin LifeSmart 2020 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2020 funds as selected by Lipper. The Fund has been in operation for less than three years and the Broadridge report showed its 2015 total return to be in the second-lowest performing quintile of its performance universe. The Board found the comparative performance of the Fund as shown in the Broadridge report to be acceptable, particularly given its short period of operation.

Franklin LifeSmart 2025 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2025 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Broadridge report showed its 2015 total return to be in the second-lowest performing quintile of its performance universe, and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three-year period and the second-lowest performing quintile of such universe for the previous five-year period. The Board noted that the Fund’s performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which it invests. The Board found the comparative performance of the Fund as shown in the Broadridge report to be acceptable.

Franklin LifeSmart 2030 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030 funds as selected by Lipper. The fund has been in operation for less than three years and the Broadridge report showed its 2015 total return to be in the middle performing quintile of its performance universe. The Board was satisfied with the comparative performance of the Fund as shown in the Broadridge report, particularly given its short period of operation.

Franklin LifeSmart 2035 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and

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all retail and institutional mixed-asset target 2035 funds as selected by Lipper. The Fund has been in operation for less than 10 years. The Broadridge report showed its 2015 total return to be in the second-lowest performing quintile of its performance universe, and its total return on an annualized basis to be in the middle performing quintile of such performance universe during the previous three-year period and the lowest performing quintile of such universe during the previous five-year period. The Board noted that the Fund’s performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which it invests. The Board found the Fund’s overall comparative performance as set forth in the Broadridge report to be acceptable.

Franklin LifeSmart 2040 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2040 funds as selected by Lipper. The fund has been in operation for less than three years and the Broadridge report showed its 2015 total return to be in the middle performing quintile of such universe. The Board was satisfied with the comparative performance of the Fund as shown in the Broadridge report, particularly given its short period of operation.

Franklin LifeSmart 2045 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2045 funds as selected by Lipper. The Fund has been in operation for less than 10 years. The Broadridge report showed the Fund’s 2015 total return to be in the second-lowest performing quintile of its performance universe and its total return on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period, and the lowest performing quintile of such universe for the previous five-year period. The Board noted that the Fund’s performance reflects the conservative nature of the Franklin LifeSmart Retirement Funds generally and the performance of the funds in which it invests. The Board found the Fund’s overall comparative performance as set forth in the Broadridge report to be acceptable and noted that the Fund’s annualized three-year return as shown in such report exceeded 8%.

Franklin LifeSmart 2050 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2050 funds as selected by Lipper. The Fund has been in operation for less than three years and the Broadridge report showed its 2015 total return to be in the middle performing quintile of such universe. The Board was satisfied with the comparative performance of the Fund as shown in the Broadridge report, particularly given its short period of operation.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds, including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares for those funds with multiple share classes.

The Broadridge report for Franklin LifeSmart 2035 Target Retirement Fund showed that its contractual management fee rate was approximately five basis points above its Lipper expense group median. The Broadridge report for Franklin LifeSmart 2030 Target Retirement Fund showed that its contractual management fee rate was 10 basis points below its Lipper expense group median. The Broadridge reports for Franklin LifeSmart 2020 Target Retirement Fund, Franklin LifeSmart 2040 Target Retirement Fund, and Franklin LifeSmart 2050 Target Retirement Fund showed in each case that their contractual management fee rates were five basis points below their respective Lipper group medians. The Broadridge reports for Franklin LifeSmart 2015 Target Retirement Fund, Franklin LifeSmart 2025 Target Retirement Fund, and Franklin LifeSmart 2045 Target Retirement Fund showed in each case that their contractual management fee

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rates were at the median. With the exception of Franklin LifeSmart 2020 Retirement Target Fund, the actual total expense ratios of all of the Franklin LifeSmart Retirement Target Funds were at or below their respective Lipper group medians. The Board found the comparative expenses of these Funds as shown in the Broadridge reports to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with the service providers and counter-parties. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers (excluding those funds without an investment management agreement), the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by many of the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2016